Vanguard® Short-Term Investment-Grade Fund
Schedule of Investments (unaudited)
As of April 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (6.8%)
U.S. Government Securities (6.8%)
	United States Treasury Note/Bond	4.375%	7/15/2027	123,000	123,778
	United States Treasury Note/Bond	2.750%	7/31/2027	216,503	213,636
[1]	United States Treasury Note/Bond	3.750%	8/15/2027	292,184	291,807
	United States Treasury Note/Bond	3.875%	10/15/2027	58,805	58,807
	United States Treasury Note/Bond	3.625%	3/31/2028	200,000	199,024
	United States Treasury Note/Bond	1.250%	4/30/2028	290,558	275,917
	United States Treasury Note/Bond	3.500%	4/30/2028	200,000	198,484
	United States Treasury Note/Bond	3.750%	5/15/2028	182,170	181,665
	United States Treasury Note/Bond	3.500%	3/15/2029	122,807	121,469
	United States Treasury Note/Bond	3.250%	6/30/2029	71,803	70,375
	United States Treasury Note/Bond	4.000%	7/31/2029	284,032	284,598
[1]	United States Treasury Note/Bond	3.125%	8/31/2029	274,664	267,701
	United States Treasury Note/Bond	3.500%	9/30/2029	167,069	164,713
[1]	United States Treasury Note/Bond	3.875%	11/30/2029	77,000	76,790
[2,3]	United States Treasury Note/Bond	4.250%	1/31/2030	336,256	339,566
[1]	United States Treasury Note/Bond	3.500%	4/30/2030	70,000	68,764
[1]	United States Treasury Note/Bond	3.750%	6/30/2030	118,500	117,426
	United States Treasury Note/Bond	4.000%	7/31/2030	203,000	202,992
	United States Treasury Note/Bond	4.125%	8/31/2030	20,000	20,095
	United States Treasury Note/Bond	3.625%	9/30/2030	46,305	45,601
[1]	United States Treasury Note/Bond	3.750%	1/31/2031	250,000	247,139
	United States Treasury Note/Bond	4.625%	5/31/2031	60,000	61,570
	United States Treasury Note/Bond	3.750%	8/31/2031	116,427	114,662
Total U.S. Government and Agency Obligations (Cost $3,764,883)					3,746,579
Asset-Backed/Commercial Mortgage-Backed Securities (6.7%)
[4,5]	Affirm Asset Securitization Trust Class C Series 2025-X2	4.930%	10/15/2030	1,830	1,832
[4,5]	Affirm Master Trust Class A Series 2025-3A	4.450%	10/16/2034	38,710	38,590
[4,5]	Affirm Master Trust Class B Series 2025-3A	4.750%	10/16/2034	2,020	2,012
[4,5]	Affirm Master Trust Class C Series 2025-3A	4.890%	10/16/2034	14,680	14,596
[4,5]	Affirm Master Trust Class D Series 2026-1A	4.910%	2/15/2034	2,890	2,875
[4,5]	Ally Auto Receivables Trust Class C Series 2023-1	5.960%	3/15/2029	4,759	4,831
[5]	Ally Auto Receivables Trust Class C Series 2024-1	5.410%	11/15/2029	3,456	3,502
[4,5]	Ally Auto Receivables Trust Class D Series 2023-1	6.740%	4/15/2034	3,095	3,155
[4,5]	Ally Auto Receivables Trust Class D Series 2023-A	7.330%	1/17/2034	3,285	3,367
[4,5]	Ally Auto Receivables Trust Class D Series 2024-1	5.800%	2/16/2032	3,408	3,468
[4,5]	Ally Bank Auto Credit-Linked Notes Class A2 Series 2024-B	4.970%	9/15/2032	3,246	3,268
[4,5]	Ally Bank Auto Credit-Linked Notes Class B Series 2024-A	5.827%	5/17/2032	799	810
[4,5]	Ally Bank Auto Credit-Linked Notes Class B Series 2024-B	5.117%	9/15/2032	2,319	2,333
[4,5]	Ally Bank Auto Credit-Linked Notes Class C Series 2024-A	6.022%	5/17/2032	795	807
[4,5]	Ally Bank Auto Credit-Linked Notes Class C Series 2024-B	5.215%	9/15/2032	1,724	1,735
[4,5]	Ally Bank Auto Credit-Linked Notes Class C Series 2025-A	4.844%	6/15/2033	5,193	5,205
[4,5]	Ally Bank Auto Credit-Linked Notes Class C Series 2025-B	4.697%	9/15/2033	6,479	6,474
[4,5]	Ally Bank Auto Credit-Linked Notes Class D Series 2024-A	6.315%	5/17/2032	436	442
[4,5]	Ally Bank Auto Credit-Linked Notes Class D Series 2024-B	5.410%	9/15/2032	1,277	1,285
[4,5]	Ally Bank Auto Credit-Linked Notes Class D Series 2025-A	4.991%	6/15/2033	2,431	2,432
[4,5]	Ally Bank Auto Credit-Linked Notes Class D Series 2025-B	4.942%	9/15/2033	2,427	2,425
[4,5]	American Heritage Auto Receivables Trust Class A4 Series 2024-1A	5.070%	6/17/2030	4,509	4,542
[5]	AmeriCredit Automobile Receivables Trust Class C Series 2023-2	6.000%	7/18/2029	9,730	9,947
[4,5]	AMSR Trust Class A Series 2024-SFR2	4.150%	11/17/2041	16,895	16,483
[4,5]	AMSR Trust Class A Series 2025-SFR1	3.655%	6/17/2042	15,797	15,067
[4,5]	AMSR Trust Class A Series 2025-SFR2	4.275%	11/17/2042	10,253	10,002
[5]	AMSR Trust Class A Series 2026-SFR1	3.775%	4/17/2031	4,690	4,432
[4,5]	AMSR Trust Class B Series 2024-SFR2	4.150%	11/17/2041	11,101	10,733
[4,5]	AMSR Trust Class B Series 2025-SFR2	4.275%	11/17/2042	7,890	7,585
[4,5,6]	Apidos CLO XLVII Ltd. Class A1R Series 2024-47A, TSFR3M + 1.250%	4.917%	4/26/2039	12,060	12,088
[4,5,6]	Apidos CLO XLVII Ltd. Class BR Series 2024-47A, TSFR3M + 1.580%	5.247%	4/26/2039	7,110	7,127
[4,5]	AutoNation Finance Trust Class C Series 2025-1A	5.190%	12/10/2030	3,580	3,619
[4,5]	AutoNation Finance Trust Class C Series 2026-1A	4.560%	10/14/2031	2,770	2,750
[4,5]	AutoNation Finance Trust Class D Series 2025-1A	5.630%	9/10/2032	4,630	4,675

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	AutoNation Finance Trust Class D Series 2026-1A	5.070%	1/11/2034	5,640	5,599
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2023-7A	5.900%	8/21/2028	2,450	2,491
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2023-8A	6.020%	2/20/2030	15,544	16,071
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2024-1A	5.360%	6/20/2030	11,201	11,425
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2024-3A	5.230%	12/20/2030	10,765	10,950
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2025-1A	4.800%	8/20/2029	6,780	6,815
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2026-1A	4.280%	8/20/2030	7,610	7,533
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2026-2A	4.600%	8/20/2032	7,940	7,850
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class B Series 2024-3A	5.580%	12/20/2030	6,180	6,271
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class B Series 2025-1A	5.240%	8/20/2029	1,690	1,699
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class B Series 2025-2A	5.510%	8/20/2031	2,500	2,534
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class B Series 2026-2A	5.000%	8/20/2032	5,070	4,997
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2023-1A	6.230%	4/20/2029	4,842	4,907
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2023-2A	6.180%	10/20/2027	1,480	1,484
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2025-1A	5.870%	8/20/2029	1,130	1,137
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2025-2A	6.240%	8/20/2031	1,160	1,180
[4,5,6]	Balboa Bay Loan Funding Ltd. Class 2A Series 2023-2, TSFR3M + 1.150%	4.825%	10/20/2036	6,910	6,902
[4,5,6]	Balboa Bay Loan Funding Ltd. Class 2A Series 2023-2, TSFR3M + 1.550%	5.225%	10/20/2036	7,430	7,452
[5,6]	Banc of America Commercial Mortgage Trust Class C Series 2015-UBS7	4.429%	9/15/2048	1,519	1,396
[5,6]	Banc of America Funding Trust Class 2A2 Series 2006-H	4.676%	9/20/2046	2,121	1,853
[5]	BANK Class A3 Series 2019-BNK23	2.920%	12/15/2052	8,650	8,149
[5]	BANK Class A3 Series 2019-BNK24	2.960%	11/15/2062	11,703	11,030
[5]	BANK Class A4 Series 2017-BNK4	3.625%	5/15/2050	3,692	3,655
[5]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/2050	6,207	6,069
[5,6]	BANK Class A4 Series 2018-BNK15	4.407%	11/15/2061	1,348	1,342
[5]	BANK Class A4 Series 2019-BNK16	4.005%	2/15/2052	3,127	3,074
[5]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/2060	2,961	2,920
[5]	BANK5 Class A3 Series 2024-5YR7	5.769%	6/15/2057	5,802	5,978
[5]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C3	3.583%	5/15/2052	9,947	9,646
[5]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C5	3.063%	11/15/2052	2,724	2,585
[4,5,6]	Barings CLO Ltd. Class A1 Series 2025-7A, TSFR3M + 1.140%	4.813%	1/15/2038	4,690	4,687
[4,5,6]	Barings CLO Ltd. Class B Series 2025-7A, TSFR3M + 1.500%	5.173%	1/15/2038	12,360	12,407
[4,5,6]	Basswood Park CLO Ltd. Class AR Series 2021-1A, TSFR3M + 1.030%	4.705%	4/20/2034	5,960	5,962
[4,5,6]	Basswood Park CLO Ltd. Class BR Series 2021-1A, TSFR3M + 1.500%	5.175%	4/20/2034	7,890	7,894
[4,5]	Bayview Opportunity Master Fund VII Trust Class B Series 2024-SN1	5.670%	8/15/2028	3,864	3,879
[4,5]	Bayview Opportunity Master Fund VII Trust Class C Series 2024-SN1	5.830%	12/15/2028	4,329	4,367
[4,5]	Bayview Opportunity Master Fund VII Trust Class D Series 2024-SN1	6.360%	7/16/2029	5,221	5,308
[5]	BBCMS Mortgage Trust Class A1 Series 2022-C16	4.021%	6/15/2055	1,327	1,322
[5]	BBCMS Mortgage Trust Class A3 Series 2024-5C29	5.208%	9/15/2057	1,935	1,963
[5]	BBCMS Mortgage Trust Class A5 Series 2018-C2	4.314%	12/15/2051	12,643	12,496
[5,6]	BBCMS Mortgage Trust Class AS Series 2024-5C25	6.358%	3/15/2057	10,175	10,524
[5,6]	Bear Stearns ARM Trust Class 1A1 Series 2007-3	4.065%	5/25/2047	2,795	2,533
[5,6]	Bear Stearns ARM Trust Class 2A1 Series 2006-4	4.064%	10/25/2036	2,874	2,434
[5]	Benchmark Mortgage Trust Class A3 Series 2024-V6	5.926%	3/15/2057	3,879	3,999
[5]	Benchmark Mortgage Trust Class A3 Series 2024-V10	5.277%	9/15/2057	6,587	6,706
[5,6]	Benchmark Mortgage Trust Class A5 Series 2018-B1	3.666%	1/15/2051	14,344	14,149
[4,5,6]	Benefit Street Partners CLO IV Ltd. Class AR5 Series 2014-IVA, TSFR3M + 1.250%	4.925%	10/20/2038	8,340	8,359
[4,5,6]	Benefit Street Partners CLO IV Ltd. Class BR5 Series 2014-IVA, TSFR3M + 1.550%	5.225%	10/20/2038	9,490	9,522
[4,5,6]	BFLD Commercial Mortgage Trust Class A Series 2025-5MW	4.830%	10/10/2042	7,280	7,228
[4,5]	BHG Securitization Trust Class A Series 2026-1CON	4.810%	6/17/2036	8,620	8,611
[5]	BMO Mortgage Trust Class A3 Series 2024-5C3	5.739%	2/15/2057	4,206	4,307
[5,6]	BMO Mortgage Trust Class A3 Series 2024-5C4	6.526%	5/15/2057	4,064	4,254
[5,6]	BMO Mortgage Trust Class A3 Series 2024-5C8	5.625%	12/15/2057	2,515	2,585
[5]	Bridgecrest Lending Auto Securitization Trust Class C Series 2025-3	4.810%	5/15/2031	6,170	6,188
[5]	Bridgecrest Lending Auto Securitization Trust Class C Series 2025-4	4.800%	8/15/2031	4,110	4,116
[5]	Bridgecrest Lending Auto Securitization Trust Class C Series 2026-2	4.880%	2/17/2032	4,090	4,084
[4,5]	BX Trust Class A Series 2019-OC11	3.202%	12/9/2041	9,270	8,792
[4,5,6]	BX Trust Class A Series 2025-ARIA	5.199%	12/13/2042	12,940	13,027
[4,5,6]	Capital Street Master Trust Class A Series 2025-1, SOFR30A + 1.100%	4.739%	8/16/2029	16,790	16,762
[4,5,6]	Capital Street Master Trust Class A Series 2026-1, SOFR30A + 1.150%	4.796%	5/16/2030	32,521	32,522
[5]	CarMax Auto Owner Trust Class A4 Series 2024-4	4.640%	4/15/2030	7,177	7,229
[5]	CarMax Auto Owner Trust Class B Series 2024-4	4.820%	5/15/2030	2,308	2,327
[5]	CarMax Auto Owner Trust Class B Series 2025-1	5.110%	9/16/2030	1,472	1,485
[5]	CarMax Auto Owner Trust Class C Series 2024-3	5.280%	3/15/2030	2,326	2,358
[5]	CarMax Auto Owner Trust Class C Series 2024-4	4.970%	6/17/2030	2,526	2,547
[5]	CarMax Auto Owner Trust Class C Series 2025-1	5.260%	10/15/2030	2,744	2,764
[5]	CarMax Auto Owner Trust Class C Series 2025-3	4.880%	4/15/2031	2,330	2,344
[5]	CarMax Auto Owner Trust Class C Series 2025-4	4.810%	9/15/2031	3,020	3,029
[5]	CarMax Auto Owner Trust Class D Series 2024-3	5.670%	1/15/2031	1,652	1,679
[5]	CarMax Auto Owner Trust Class D Series 2024-4	5.360%	8/15/2031	2,052	2,062

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	CarMax Auto Owner Trust Class D Series 2025-1	5.600%	7/15/2031	2,317	2,337
[5]	CarMax Auto Owner Trust Class D Series 2025-2	5.740%	10/15/2031	2,240	2,271
[5]	CarMax Auto Owner Trust Class D Series 2025-3	5.220%	5/17/2032	2,700	2,697
[5]	CarMax Auto Owner Trust Class D Series 2025-4	5.110%	5/17/2032	1,210	1,204
[5]	CarMax Auto Owner Trust Class D Series 2026-1	4.930%	1/18/2033	1,690	1,666
[5]	CarMax Auto Owner Trust Class D Series 2026-2	5.100%	4/18/2033	1,780	1,773
[5]	Carvana Auto Receivables Trust Class A4 Series 2021-P3	1.030%	6/10/2027	1,254	1,251
[5]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/2049	3,464	3,423
[5]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/2050	5,083	4,986
[5,6]	CD Mortgage Trust Class A4 Series 2017-CD4	3.514%	5/10/2050	6,663	6,602
[5,6]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/2050	2,696	2,642
[5,6]	CD Mortgage Trust Class AS Series 2017-CD5	3.684%	8/15/2050	4,206	4,129
[5,6]	CD Mortgage Trust Class C Series 2016-CD1	3.631%	8/10/2049	3,150	1,744
[5,6]	CD Mortgage Trust Class C Series 2018-CD7	4.999%	8/15/2051	2,686	2,504
[4,5,6]	CENT Trust Class A Series 2025-CITY	5.091%	7/10/2040	9,960	10,006
[4,5]	Chase Auto Credit Linked Notes Class D Series 2025-1	5.047%	2/25/2033	814	815
[4,5]	Chase Auto Owner Trust Class B Series 2024-1A	5.160%	11/26/2029	1,756	1,778
[4,5]	Chase Auto Owner Trust Class B Series 2024-3A	5.280%	1/25/2030	4,091	4,160
[4,5]	Chase Auto Owner Trust Class B Series 2024-4A	5.230%	4/25/2030	6,739	6,825
[4,5]	Chase Auto Owner Trust Class C Series 2024-1A	5.360%	1/25/2030	1,642	1,662
[4,5]	Chase Auto Owner Trust Class C Series 2024-3A	5.410%	2/28/2030	2,753	2,791
[4,5]	Chase Auto Owner Trust Class C Series 2024-4A	5.460%	7/25/2030	7,289	7,406
[4,5]	Chase Auto Owner Trust Class C Series 2024-5A	4.620%	8/26/2030	3,654	3,639
[4,5]	Chase Auto Owner Trust Class C Series 2025-1A	4.930%	12/26/2030	2,020	2,026
[4,5]	Chase Auto Owner Trust Class C Series 2025-2A	4.530%	4/25/2031	1,500	1,486
[4,5]	Chase Auto Owner Trust Class D Series 2024-1A	5.870%	6/25/2031	2,580	2,627
[4,5]	Chase Auto Owner Trust Class D Series 2024-3A	5.870%	9/25/2031	5,190	5,283
[4,5]	Chase Auto Owner Trust Class D Series 2024-4A	5.790%	11/25/2031	2,510	2,550
[4,5]	Chase Auto Owner Trust Class D Series 2025-1A	5.240%	11/26/2032	2,150	2,153
[4,5]	Chase Auto Owner Trust Class D Series 2025-2A	5.030%	2/25/2033	4,170	4,123
[5,6]	CHL Mortgage Pass Through Trust Class 1A1 Series 2006-HYB1	4.680%	3/20/2036	1,919	1,831
[5,6]	CHL Mortgage Pass Through Trust Class 3A1 Series 2007-HYB2	4.155%	2/25/2047	2,281	2,140
[4,5,6]	CIFC Funding Ltd. Class A1 Series 2025-6A, TSFR3M + 1.250%	4.916%	10/23/2038	2,050	2,055
[4,5,6]	CIFC Funding Ltd. Class AR Series 2023-2A, TSFR3M + 1.130%	4.802%	1/21/2037	4,010	4,005
[4,5,6]	CIFC Funding Ltd. Class B Series 2025-6A, TSFR3M + 1.550%	5.216%	10/23/2038	3,800	3,818
[4,5,6]	CIFC Funding Ltd. Class BR Series 2023-2A, TSFR3M + 1.450%	5.122%	1/21/2037	11,600	11,637
[5]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/2050	4,755	4,692
[5]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-B2	4.009%	3/10/2051	5,267	5,218
[5]	Citigroup Commercial Mortgage Trust Class A4 Series 2019-C7	3.102%	12/15/2072	17,538	16,613
[5]	Citigroup Commercial Mortgage Trust Class B Series 2017-P8	4.192%	9/15/2050	3,607	3,264
[5,6]	Citigroup Commercial Mortgage Trust Class C Series 2015-GC33	4.480%	9/10/2058	3,797	3,284
[5,6]	Citigroup Commercial Mortgage Trust Class C Series 2017-P8	4.389%	9/15/2050	2,050	1,681
[5,6]	Citigroup Mortgage Loan Trust Class 2A1A Series 2007-AR8	4.972%	7/25/2037	136	122
[4,5]	CLI Funding IX LLC Class A Series 2024-1A	5.630%	7/20/2049	19,040	19,119
[4,5]	COMM Mortgage Trust Class B Series 2013-CR6	3.397%	3/10/2046	787	779
[4,5]	Compass Datacenters Issuer II LLC Class A1 Series 2025-2A	4.926%	11/25/2050	21,420	21,026
[4,5]	Compass Datacenters Issuer III LLC Class A2 Series 2025-3A	5.286%	7/25/2050	27,070	26,718
[4,5]	Compass Datacenters Issuer III LLC Class A21 Series 2026-1A	4.897%	2/25/2056	18,080	17,910
[4,5]	Compass Datacenters Issuer III LLC Class A22 Series 2026-1A	5.289%	2/25/2056	10,670	10,607
[4,5]	Concord Music Royalties LLC Class A2 Series 2025-1A	5.507%	7/20/2075	30,890	31,002
[5]	CSAIL Commercial Mortgage Trust Class A4 Series 2019-C17	2.763%	9/15/2052	1,277	1,209
[5]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/2049	4,910	4,887
[5,6]	CSAIL Commercial Mortgage Trust Class C Series 2015-C3	4.339%	8/15/2048	3,395	3,281
[4,5]	DB Master Finance LLC Class A23 Series 2019-1A	4.352%	5/20/2049	5,791	5,695
[4,5]	DB Master Finance LLC Class A2I Series 2025-1A	4.891%	8/20/2055	14,888	14,746
[5]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	6/10/2050	3,360	3,312
[5]	DBJPM Mortgage Trust Class A5 Series 2020-C9	1.926%	8/15/2053	10,442	9,348
[4,5]	Dell Equipment Finance Trust Class B Series 2024-2	4.820%	8/22/2030	2,137	2,148
[4,5]	Dell Equipment Finance Trust Class C Series 2024-2	4.990%	8/22/2030	1,500	1,507
[4,5]	Dell Equipment Finance Trust Class C Series 2025-2	4.530%	3/24/2031	2,870	2,862
[4,5]	Dell Equipment Finance Trust Class D Series 2024-2	5.290%	2/24/2031	870	874
[4,5]	Dell Equipment Finance Trust Class D Series 2025-1	5.640%	8/22/2031	1,500	1,521
[4,5]	Dell Equipment Finance Trust Class D Series 2025-2	4.830%	3/22/2032	3,595	3,576
[4,5]	Dell Equipment Finance Trust Class D Series 2026-1A	5.190%	11/22/2032	1,360	1,362
[4,5]	DLLAA LLC Class A4 Series 2023-1A	5.730%	10/20/2031	2,591	2,635
[4,5]	DLLST LLC Class A4 Series 2024-1A	4.930%	4/22/2030	1,063	1,069
[4,5]	Domino's Pizza Master Issuer LLC Class A2 Series 2019-1A	3.668%	10/25/2049	17,964	17,244
[4,5]	Domino's Pizza Master Issuer LLC Class A2I Series 2025-1A	4.930%	7/25/2055	32,160	31,999
[5]	Drive Auto Receivables Trust Class C Series 2024-1	5.430%	11/17/2031	13,792	13,972
[5]	Drive Auto Receivables Trust Class C Series 2024-2	4.670%	5/17/2032	17,276	17,357

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Drive Auto Receivables Trust Class D Series 2024-2	4.940%	5/17/2032	25,144	25,347
[5]	Drive Auto Receivables Trust Class D Series 2025-1	5.410%	9/15/2032	36,420	36,776
[5]	Drive Auto Receivables Trust Class D Series 2025-2	4.900%	12/15/2032	17,880	17,795
[4,5,6]	Dryden 113 CLO Ltd. Class AR3 Series 2022-113A, TSFR3M + 1.090%	4.763%	10/15/2037	2,730	2,730
[4,5,6]	Dryden 90 CLO Ltd. Class A1R Series 2021-90A, TSFR3M + 1.250%	4.903%	11/15/2038	8,280	8,298
[4,5,6]	Dryden 90 CLO Ltd. Class BR Series 2021-90A, TSFR3M + 1.600%	5.253%	11/15/2038	9,320	9,361
[4,5,6]	Durst Commercial Mortgage Trust Class A Series 2025-151	5.317%	8/10/2042	4,490	4,538
[4,5,6]	Edsouth Indenture No. 9 LLC Class A Series 2015-1, SOFR30A + 0.914%	4.576%	10/25/2056	3,671	3,658
[4,5]	EDvestinU Private Education Loan Issue No. 1 LLC Class A Series 2019-A	3.580%	11/25/2038	889	879
[4,5,6]	Elmwood CLO 21 Ltd. Class AR2 Series 2022-8A, TSFR3M + 1.220%	4.893%	10/15/2038	6,120	6,130
[4,5,6]	Elmwood CLO 21 Ltd. Class AR2 Series 2022-8A, TSFR3M + 1.550%	5.223%	10/15/2038	4,720	4,740
[4,5]	Enterprise Fleet Financing LLC Class A4 Series 2024-3	5.060%	3/20/2031	4,083	4,135
[4,5]	Evergreen Credit Card Trust Class B Series 2025-CRT5	5.240%	5/15/2029	4,462	4,498
[4,5]	Evergreen Credit Card Trust Class C Series 2025-CRT5	5.530%	5/15/2029	3,838	3,856
[5]	Exeter Automobile Receivables Trust Class C Series 2025-5A	4.680%	3/15/2032	5,050	5,038
[5]	Exeter Automobile Receivables Trust Class D Series 2025-5A	5.160%	3/15/2032	13,920	13,959
[5]	Exeter Automobile Receivables Trust Class D Series 2026-1A	5.000%	5/17/2032	27,500	27,227
[5]	Exeter Select Automobile Receivables Trust Class B Series 2025-2	4.630%	11/17/2031	1,240	1,239
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2024-R04, SOFR30A + 1.000%	4.662%	5/25/2044	4,721	4,725
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2024-R06, SOFR30A + 1.150%	4.812%	9/25/2044	8,332	8,358
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R01, SOFR30A + 0.950%	4.612%	1/25/2045	7,398	7,403
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R02, SOFR30A + 1.000%	4.662%	2/25/2045	7,474	7,486
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R06, SOFR30A + 0.900%	4.562%	9/25/2045	6,232	6,235
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2026-R02, SOFR30A + 0.950%	4.612%	2/25/2046	9,823	9,833
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2023-R06, SOFR30A + 1.700%	5.362%	7/25/2043	785	787
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R01, SOFR30A + 1.050%	4.712%	1/25/2044	8,790	8,790
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R02, SOFR30A + 1.100%	4.762%	2/25/2044	852	852
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 2A1 Series 2024-R05, SOFR30A + 1.000%	4.662%	7/25/2044	12,870	12,886
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 2A1 Series 2025-R05, SOFR30A + 1.000%	4.645%	7/25/2045	7,940	7,956
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 2M1 Series 2023-R07, SOFR30A + 1.950%	5.612%	9/25/2043	2,289	2,294
[4,5]	FCCU Auto Receivables Trust Class A4 Series 2025-1A	5.180%	5/15/2031	4,950	5,001
[4,5,6,7]	Federal Home Loan Mortgage Corp. STACR REMICS Trust Class A1 Series 2025-DNA3, SOFR30A + 0.950%	4.612%	9/25/2045	6,166	6,171
[5,6]	First Horizon Mortgage Pass Through Trust Class 1A1 Series 2006-AR3	3.697%	11/25/2036	1,144	596
[5,6]	First Horizon Mortgage Pass Through Trust Class 1A1 Series 2006-AR4	4.440%	1/25/2037	2,424	1,063
[4,5]	First Investors Auto Owner Trust Class C Series 2025-1A	4.750%	12/15/2031	4,890	4,887
[4,5]	First Investors Auto Owner Trust Class C Series 2026-1	5.380%	7/15/2032	10,770	10,830
[4,5]	First Investors Auto Owner Trust Class D Series 2025-1A	5.220%	12/15/2033	3,630	3,633
[4,5]	First Investors Auto Owner Trust Class D Series 2026-1	5.800%	4/17/2034	11,810	11,901
[5,6]	Five Mortgage Trust Class A3 Series 2023-V1	5.668%	2/10/2056	807	820
[4,5,6]	Flatiron CLO 24 Ltd. Class A1R Series 2023-2A, TSFR3M + 1.190%	4.783%	1/15/2039	4,820	4,822
[4,5,6]	Flatiron CLO 24 Ltd. Class BR Series 2023-2A, TSFR3M + 1.400%	4.993%	1/15/2039	4,210	4,214
[5]	Ford Credit Auto Lease Trust Class B Series 2025-A	4.960%	2/15/2029	3,645	3,672
[4,5]	Ford Credit Auto Owner Trust Class B Series 2024-1	5.240%	8/15/2036	12,636	12,860
[5]	Ford Credit Auto Owner Trust Class B Series 2024-D	4.880%	9/15/2030	3,399	3,426
[4,5]	Ford Credit Auto Owner Trust Class B Series 2025-2	4.670%	2/15/2038	7,970	7,964
[5]	Ford Credit Auto Owner Trust Class C Series 2023-C	6.370%	5/15/2031	11,827	12,112
[4,5]	Ford Credit Floorplan Master Owner Trust A Class B Series 2024-3	4.500%	9/15/2029	11,012	11,027
[4,5]	Ford Credit Floorplan Master Owner Trust A Class B Series 2024-4	4.610%	9/15/2031	4,471	4,460
[4,5]	Ford Credit Floorplan Master Owner Trust Class B Series 2024-2	5.560%	4/15/2031	10,384	10,654
[5]	Ford Credit Floorplan Master Owner Trust Class B Series 2025-1	4.840%	4/15/2030	6,630	6,674
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2023-HQA3, SOFR30A + 1.850%	5.512%	11/25/2043	3,513	3,534
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA1, SOFR30A + 1.350%	5.012%	2/25/2044	18,862	18,945
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA2, SOFR30A + 1.250%	4.912%	5/25/2044	18,141	18,214
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA3, SOFR30A + 1.050%	4.712%	10/25/2044	1,183	1,185
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-HQA1, SOFR30A + 1.250%	4.912%	3/25/2044	10,543	10,579
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-HQA2, SOFR30A + 1.250%	4.912%	8/25/2044	14,816	14,876
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-DNA1, SOFR30A + 0.950%	4.612%	1/25/2045	2,395	2,397
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-DNA2, SOFR30A + 1.100%	4.762%	5/25/2045	7,085	7,108
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-HQA1, SOFR30A + 0.950%	4.612%	2/25/2045	4,392	4,397
[4,5,6,8]	GCM CLO Ltd. Class A1 Series 2026-1A, TSFR3M + 1.320%	1.000%	7/20/2039	11,960	11,960
[4,5,6,8]	GCM CLO Ltd. Class B Series 2026-1A, TSFR3M + 1.600%	1.000%	7/20/2039	4,880	4,880
[4,5,6]	GGP Trust Class A Series 2026-TY	4.826%	3/5/2043	13,450	13,317
[4,5,8]	GLS Auto Receivables Issuer Trust Class C Series 2026-2A	4.900%	1/15/2032	18,690	18,690
[5]	GM Financial Automobile Leasing Trust Class C Series 2025-2	5.040%	10/22/2029	5,790	5,829
[5]	GM Financial Automobile Leasing Trust Class C Series 2025-3	4.600%	1/21/2030	4,180	4,176
[5]	GM Financial Consumer Automobile Receivables Trust Class B Series 2024-1	5.160%	8/16/2029	2,203	2,229
[5]	GM Financial Consumer Automobile Receivables Trust Class B Series 2024-2	5.280%	10/16/2029	3,370	3,419
[5]	GM Financial Consumer Automobile Receivables Trust Class B Series 2024-3	5.390%	1/16/2030	7,177	7,277
[5]	GM Financial Consumer Automobile Receivables Trust Class B Series 2024-4	4.670%	5/16/2030	2,298	2,309

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	GM Financial Consumer Automobile Receivables Trust Class B Series 2025-1	5.000%	8/16/2030	1,415	1,428
[5]	GM Financial Consumer Automobile Receivables Trust Class C Series 2025-3	4.730%	1/18/2033	1,180	1,180
[4,5]	GM Financial Revolving Receivables Trust Class B Series 2021-1	1.490%	6/12/2034	1,776	1,758
[4,5]	GM Financial Revolving Receivables Trust Class B Series 2023-2	6.210%	8/11/2036	3,740	3,892
[4,5]	GM Financial Revolving Receivables Trust Class B Series 2024-1	5.230%	12/11/2036	4,994	5,083
[4,5]	GM Financial Revolving Receivables Trust Class B Series 2025-1	4.800%	12/11/2037	2,431	2,440
[4,5]	GM Financial Revolving Receivables Trust Class C Series 2021-1	1.670%	6/12/2034	3,209	3,178
[4,5]	GM Financial Revolving Receivables Trust Class C Series 2025-1	5.000%	12/11/2037	17,066	17,161
[5,6]	GMACM Mortgage Loan Trust Class 3A1 Series 2005-AR6	3.708%	11/19/2035	224	200
[4,5]	GMF Floorplan Owner Revolving Trust Class B Series 2024-2A	5.350%	3/15/2031	2,853	2,903
[4,5]	GMF Floorplan Owner Revolving Trust Class B Series 2024-4A	4.980%	11/15/2029	5,848	5,889
[4,5]	GMF Floorplan Owner Revolving Trust Class C Series 2025-2A	4.960%	3/15/2030	4,450	4,470
[4,5,6]	Goldentree Loan Management U.S. CLO 28 Ltd. Class A Series 2026-28A, TSFR3M + 1.170%	4.837%	10/20/2039	7,230	7,226
[4,5,6]	Goldentree Loan Management U.S. CLO 28 Ltd. Class B Series 2026-28A, TSFR3M + 1.400%	5.067%	10/20/2039	6,670	6,661
[4,5,6]	Goldentree Loan Management U.S. CLO 9 Ltd. Class BR2 Series 2021-9A, TSFR3M + 1.600%	5.275%	4/20/2037	2,730	2,723
[5]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/2050	2,374	2,348
[5,6]	GS Mortgage Securities Trust Class A4 Series 2018-GS9	3.992%	3/10/2051	4,736	4,695
[5,6]	GS Mortgage Securities Trust Class A5 Series 2018-GS10	4.155%	7/10/2051	3,668	3,632
[5]	GS Mortgage Securities Trust Class A5 Series 2020-GC47	2.377%	5/12/2053	11,684	10,731
[5]	GS Mortgage Securities Trust Class AS Series 2020-GC47	2.731%	5/12/2053	890	812
[5,6]	GS Mortgage Securities Trust Class C Series 2014-GC24	4.468%	9/10/2047	16,663	14,580
[5,6]	GS Mortgage Securities Trust Class C Series 2015-GC34	4.700%	10/10/2048	3,778	1,209
[4,5]	Hertz Vehicle Financing III LLC Class A Series 2025-5A	4.620%	5/25/2030	9,050	9,003
[4,5]	Hertz Vehicle Financing III LLC Class A Series 2025-6A	4.890%	5/25/2032	10,600	10,567
[4,5]	Hertz Vehicle Financing III LLC Class A Series 2025-6A	5.820%	5/25/2032	5,410	5,360
[4,5]	Hertz Vehicle Financing III LLC Class B Series 2024-1A	6.120%	1/25/2029	10,024	10,169
[4,5]	Hertz Vehicle Financing III LLC Class C Series 2024-1A	6.700%	1/25/2029	6,322	6,418
[4,5]	Hertz Vehicle Financing III LLC Class C Series 2025-5A	5.500%	5/25/2030	3,900	3,861
[4,5]	HPEFS Equipment Trust Class B Series 2024-2A	5.350%	10/20/2031	3,095	3,115
[4,5]	HPEFS Equipment Trust Class C Series 2024-1A	5.330%	5/20/2031	5,725	5,742
[4,5]	HPEFS Equipment Trust Class C Series 2024-2A	5.520%	10/20/2031	9,683	9,768
[4,5]	HPEFS Equipment Trust Class C Series 2025-1A	4.790%	9/20/2032	4,490	4,501
[4,5]	HPEFS Equipment Trust Class C Series 2025-2A	4.410%	11/22/2032	2,690	2,662
[4,5]	HPEFS Equipment Trust Class D Series 2024-1A	5.820%	11/20/2031	7,129	7,183
[4,5]	HPEFS Equipment Trust Class D Series 2024-2A	5.820%	4/20/2032	5,041	5,099
[4,5]	HPEFS Equipment Trust Class D Series 2025-1A	4.990%	3/21/2033	7,850	7,852
[4,5]	HPEFS Equipment Trust Class D Series 2025-2A	4.770%	5/20/2033	3,860	3,817
[4,5]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2024-1	6.153%	5/20/2032	3,425	3,471
[4,5]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2024-2	5.442%	10/20/2032	5,933	5,975
[4,5]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2025-1	5.446%	3/21/2033	14,068	14,110
[4,5]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2025-2	4.835%	9/20/2033	18,800	18,812
[4,5]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2026-1	4.503%	2/20/2034	15,921	15,830
[4,5]	Hyundai Auto Lease Securitization Trust Class B Series 2025-A	5.150%	6/15/2029	4,785	4,830
[5]	Hyundai Auto Receivables Trust Class A Series 2025-A	4.760%	6/15/2032	11,153	11,224
[5]	Hyundai Auto Receivables Trust Class B Series 2023-C	6.010%	12/17/2029	13,184	13,512
[5]	Hyundai Auto Receivables Trust Class B Series 2024-B	5.040%	9/16/2030	5,905	5,985
[5]	Hyundai Auto Receivables Trust Class B Series 2024-C	4.670%	1/15/2031	2,241	2,255
[5]	Hyundai Auto Receivables Trust Class B Series 2025-A	4.610%	4/15/2031	3,931	3,948
[5]	Hyundai Auto Receivables Trust Class C Series 2024-A	5.270%	7/15/2031	5,990	6,085
[5]	Hyundai Auto Receivables Trust Class C Series 2024-B	5.290%	10/15/2031	11,281	11,472
[5]	Hyundai Auto Receivables Trust Class C Series 2024-C	4.860%	2/17/2032	6,161	6,211
[5]	Hyundai Auto Receivables Trust Class C Series 2025-B	4.920%	7/15/2032	5,960	5,991
[5]	Hyundai Auto Receivables Trust Class C Series 2025-C	4.370%	1/18/2033	8,040	7,983
[4,5,6]	INT Commercial Mortgage Trust Class A Series 2025-PLAZA	5.042%	11/5/2037	2,780	2,777
[4,5]	Jersey Mike's Funding LLC Class A2I Series 2026-1A	4.952%	2/15/2056	17,200	17,034
[4,5,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class D Series 2010-C2	5.769%	11/15/2043	608	580
[5]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2017-JP6	3.224%	7/15/2050	5,723	5,660
[5]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP5	3.723%	3/15/2050	5,666	5,638
[5]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/2050	5,404	5,328
[4,5]	LAD Auto Receivables Trust Class A4 Series 2024-3A	4.600%	12/17/2029	4,585	4,607
[4,5]	LAD Auto Receivables Trust Class B Series 2024-2A	5.500%	7/16/2029	2,925	2,966
[4,5]	LAD Auto Receivables Trust Class B Series 2024-3A	4.740%	1/15/2030	4,984	5,006
[4,5]	LAD Auto Receivables Trust Class C Series 2024-2A	5.660%	10/15/2029	1,719	1,750
[4,5]	LAD Auto Receivables Trust Class C Series 2024-3A	4.930%	3/15/2030	4,054	4,073
[4,5]	LAD Auto Receivables Trust Class C Series 2025-1A	5.110%	7/15/2030	5,041	5,089
[4,5]	LAD Auto Receivables Trust Class C Series 2025-2A	4.700%	8/16/2032	2,950	2,948
[4,5]	LAD Auto Receivables Trust Class C Series 2025-3A	4.600%	3/15/2033	4,590	4,552
[4,5]	LAD Auto Receivables Trust Class D Series 2024-2A	6.370%	10/15/2031	1,444	1,479
[4,5]	LAD Auto Receivables Trust Class D Series 2024-3A	5.180%	2/17/2032	2,772	2,774
[4,5]	LAD Auto Receivables Trust Class D Series 2025-1A	5.520%	5/17/2032	10,546	10,656

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	LAD Auto Receivables Trust Class D Series 2025-2A	5.010%	12/15/2032	3,040	3,026
[4,5,6]	LBTY Commercial Mortgage Trust Class A Series 2026-225L	4.746%	2/10/2043	7,940	7,841
[4,5,6]	Lighthouse Park CLO Ltd. Class A Series 2025-1A, TSFR3M + 1.110%	4.777%	10/24/2037	4,740	4,735
[4,5,6]	Lighthouse Park CLO Ltd. Class B Series 2025-1A, TSFR3M + 1.450%	5.117%	10/24/2037	12,480	12,495
[4,5]	Lyra Music Assets Delaware LP Class A2 Series 2025-1A	5.604%	9/20/2065	21,052	21,160
[4,5]	M&T Bank Auto Receivables Trust Class A4 Series 2024-1A	5.150%	2/17/2032	7,784	7,895
[4,5]	M&T Bank RV Trust Class A Series 2026-1A	4.350%	1/15/2046	15,198	14,981
[5,6]	MASTR Adjustable Rate Mortgages Trust Class 5A1 Series 2004-3	6.341%	4/25/2034	17	17
[5,6]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A Series 2003-A4	6.625%	7/25/2033	46	44
[5,6]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A2 Series 2003-A2, TSFR6M + 1.928%	5.658%	2/25/2033	118	116
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/2052	2,349	2,320
[5,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2013-C10	4.082%	7/15/2046	3,201	2,961
[5]	Morgan Stanley Capital I Class ASB Series 2017-HR2	3.509%	12/15/2050	1,643	1,632
[4,5]	Morgan Stanley Capital I Trust Class A Series 2014-150E	3.912%	9/9/2032	7,551	7,101
[5,6]	Morgan Stanley Capital I Trust Class A4 Series 2018-L1	4.407%	10/15/2051	5,405	5,379
[5]	Morgan Stanley Capital I Trust Class A4 Series 2019-L3	3.127%	11/15/2052	3,294	3,126
[5,6]	Morgan Stanley Capital I Trust Class AS Series 2018-L1	4.637%	10/15/2051	3,379	3,339
[5,6]	Morgan Stanley Mortgage Loan Trust Class 5A1 Series 2006-8AR	5.634%	6/25/2036	948	927
[4,5]	MSBAM Commercial Mortgage Securities Trust Class A2 Series 2012-CKSV	3.277%	10/15/2030	11,566	11,045
[4,5]	Navient Education Loan Trust Class A Series 2025-A	5.020%	7/15/2055	11,282	11,325
[4,5,8]	Navient Education Loan Trust Class A Series 2026-A	4.860%	9/15/2056	6,290	6,266
[4,5]	Navient Refinance Loan Trust Class A Series 2025-C	4.800%	10/15/2055	9,551	9,478
[4,5]	Navient Refinance Loan Trust Class A Series 2026-A	4.500%	1/18/2056	9,326	9,191
[4,5,6]	Navient Student Loan Trust Class A1B Series 2023-BA, SOFR30A + 1.700%	5.340%	3/15/2072	514	517
[4,5]	Nelnet Student Loan Trust Class A1A Series 2025-DA	4.650%	8/20/2054	8,825	8,691
[4,5,6]	Nelnet Student Loan Trust Class A1B Series 2026-A, SOFR30A + 1.300%	4.940%	2/21/2061	23,104	23,060
[4,5]	Nelnet Student Loan Trust Class B Series 2025-DA	4.860%	8/20/2054	10,550	10,497
[4,5]	Nelnet Student Loan Trust Class B Series 2026-A	4.780%	2/21/2061	33,789	33,515
[5]	Nissan Auto Lease Trust Class B Series 2025-A	5.030%	2/15/2029	3,988	4,016
[5]	Nissan Auto Lease Trust Class C Series 2025-B	4.810%	11/15/2029	3,280	3,279
[4,5,6]	NYC Commercial Mortgage Trust Class A Series 2025-28L	4.824%	11/5/2038	2,160	2,154
[4,5,6]	OCP Aegis CLO Ltd. Class AR Series 2024-39A, TSFR3M + 1.090%	4.770%	4/16/2038	3,640	3,634
[4,5,6]	OCP Aegis CLO Ltd. Class B1R Series 2024-39A, TSFR3M + 1.400%	5.080%	4/16/2038	5,070	5,064
[4,5,6]	OCP CLO Ltd. Class AR Series 2023-30A, TSFR3M + 1.210%	4.883%	1/24/2039	5,820	5,825
[4,5,6]	OCP CLO Ltd. Class BR Series 2023-30A, TSFR3M + 1.550%	5.223%	1/24/2039	3,580	3,593
[4,5,6]	Octagon 57 Ltd. Class AR Series 2021-1A, TSFR3M + 1.070%	4.743%	10/15/2034	4,760	4,761
[4,5,6]	Octagon 57 Ltd. Class B1R Series 2021-1A, TSFR3M + 1.450%	5.123%	10/15/2034	6,320	6,316
[4,5]	Onemain Financial Issuance Trust Class A Series 2025-1A	4.820%	7/14/2038	52,795	52,787
[4,5]	Onemain Financial Issuance Trust Class B Series 2025-1A	5.050%	7/14/2038	5,820	5,822
[4,5]	PenFed Auto Receivables Owner Trust Class C Series 2025-A	4.670%	2/17/2032	1,230	1,222
[4,5]	PenFed Auto Receivables Owner Trust Class D Series 2025-A	5.070%	10/17/2033	1,230	1,215
[4,5]	PFS Financing Corp. Class B Series 2025-F	4.670%	8/15/2030	7,450	7,446
[4,5]	Progress Residential Trust Class A Series 2022-SFR3	3.200%	4/17/2039	3,324	3,281
[4,5]	Progress Residential Trust Class A Series 2022-SFR5	4.451%	6/17/2039	2,717	2,705
[4,5]	Progress Residential Trust Class A Series 2024-SFR1	3.350%	2/17/2041	7,589	7,304
[4,5]	Progress Residential Trust Class A Series 2024-SFR2	3.300%	4/17/2041	7,076	6,784
[4,5]	Progress Residential Trust Class A Series 2024-SFR3	3.000%	6/17/2041	10,582	10,010
[4,5]	Progress Residential Trust Class A Series 2024-SFR4	3.100%	7/17/2041	18,925	17,940
[4,5]	Progress Residential Trust Class A Series 2024-SFR5	3.000%	8/17/2041	20,564	19,439
[4,5]	Progress Residential Trust Class A Series 2025-SFR1	3.400%	2/17/2042	19,180	18,209
[4,5]	Progress Residential Trust Class A Series 2025-SFR2	3.305%	4/17/2042	7,903	7,434
[4,5]	Progress Residential Trust Class A Series 2025-SFR3	3.390%	7/17/2042	16,560	15,645
[4,5]	Progress Residential Trust Class A Series 2025-SFR6	4.000%	12/17/2042	6,080	5,861
[4,5,8]	Progress Residential Trust Class A Series 2026-SFR2	4.240%	5/17/2043	14,620	14,147
[4,5]	Progress Residential Trust Class B Series 2022-SFR3	3.600%	4/17/2039	1,590	1,569
[4,5]	Progress Residential Trust Class B Series 2022-SFR5	4.896%	6/17/2039	2,705	2,694
[4,5]	Progress Residential Trust Class B Series 2025-SFR1	3.650%	2/17/2042	3,626	3,435
[4,5]	Progress Residential Trust Class B Series 2025-SFR3	3.390%	7/17/2042	6,680	6,212
[4,5]	Progress Residential Trust Class B Series 2025-SFR6	4.000%	12/17/2042	6,980	6,584
[4,5,8]	Progress Residential Trust Class B Series 2026-SFR2	4.320%	5/17/2043	8,570	8,215
[4,5]	QTS Issuer ABS II LLC Class A2 Series 2025-1A	5.044%	10/5/2055	1,308	1,283
[4,5]	QTS Issuer ABS II LLC Class A2 Series 2026-1A	5.364%	1/5/2056	35,030	34,494
[4,5]	QTS Issuer ABS II LLC Class A2 Series 2026-4A	5.704%	3/5/2056	21,530	21,541
[4,5]	RCKT Trust Class B Series 2025-1A	4.990%	7/25/2034	1,060	1,062
[4,5]	RCKTL Class A Series 2025-2A	4.600%	11/27/2034	1,960	1,955
[4,5,6]	Red Oak Funding Master Trust Class A Series 2025-1A, SOFR30A + 2.000%	5.640%	12/20/2030	4,940	4,953
[4,5]	Retained Vantage Data Centers Issuer LLC Class A2A Series 2025-1A	5.091%	8/15/2050	17,670	17,236
[5,6]	RFMSI Trust Class 2A1 Series 2006-SA2	5.492%	8/25/2036	4,440	2,940
[5,6]	RFMSI Trust Class 2A1 Series 2006-SA3	6.083%	9/25/2036	1,689	880
[4,5]	RKTL Trust Class B Series 2026-1A	4.330%	2/26/2035	2,730	2,710

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5,6]	Rowe CLO Ltd. Class A1 Series 2026-1A, TSFR3M + 1.230%	4.911%	4/20/2039	8,650	8,661
[4,5,6]	Rowe CLO Ltd. Class B Series 2026-1A, TSFR3M + 1.550%	5.231%	4/20/2039	7,020	7,042
[4,5,6]	RR 41 Ltd. Class A1A Series 2025-41A, TSFR3M + 1.250%	4.923%	10/15/2040	3,750	3,758
[4,5,6]	RR 44 Ltd. Class A1A Series 2026-44A, TSFR3M + 1.170%	4.842%	4/15/2041	5,990	5,991
[4,5,6]	RR 44 Ltd. Class A2 Series 2026-44A, TSFR3M + 1.400%	5.072%	4/15/2041	7,080	7,087
[4,5]	Sabey Data Center Issuer LLC Class A2 Series 2026-1	5.482%	1/20/2051	21,660	21,464
[4,5]	Santander Bank Auto Credit-Linked Notes Class A2 Series 2024-A	5.605%	6/15/2032	490	497
[4,5]	Santander Bank Auto Credit-Linked Notes Class B Series 2023-B	5.640%	12/15/2033	473	478
[4,5]	Santander Bank Auto Credit-Linked Notes Class B Series 2024-A	5.622%	6/15/2032	2,392	2,418
[4,5]	Santander Bank Auto Credit-Linked Notes Class B Series 2024-B	4.965%	1/18/2033	1,113	1,119
[4,5]	Santander Bank Auto Credit-Linked Notes Class C Series 2023-B	5.933%	12/15/2033	1,018	1,028
[4,5]	Santander Bank Auto Credit-Linked Notes Class C Series 2024-A	5.818%	6/15/2032	1,514	1,530
[4,5]	Santander Bank Auto Credit-Linked Notes Class C Series 2024-B	5.141%	1/18/2033	1,792	1,801
[4,5]	Santander Bank Auto Credit-Linked Notes Class D Series 2023-B	6.663%	12/15/2033	2,102	2,130
[4,5]	Santander Bank Auto Credit-Linked Notes Class D Series 2024-A	6.110%	6/15/2032	1,846	1,864
[4,5]	Santander Bank Auto Credit-Linked Notes Class D Series 2024-B	5.483%	1/18/2033	2,300	2,315
[4,5]	Santander Bank Auto Credit-Linked Notes Class D Series 2025-A	5.151%	1/16/2034	3,460	3,448
[5]	Santander Drive Auto Receivables Trust Class C Series 2023-1	5.090%	5/15/2030	1,329	1,337
[5]	Santander Drive Auto Receivables Trust Class C Series 2023-6	6.400%	3/17/2031	6,322	6,506
[5]	Santander Drive Auto Receivables Trust Class C Series 2024-1	5.450%	3/15/2030	4,182	4,216
[5]	Santander Drive Auto Receivables Trust Class C Series 2024-2	5.840%	6/17/2030	8,088	8,219
[5]	Santander Drive Auto Receivables Trust Class C Series 2024-3	5.640%	8/15/2030	23,009	23,356
[5]	Santander Drive Auto Receivables Trust Class C Series 2024-5	4.780%	1/15/2031	27,107	27,211
[5]	Santander Drive Auto Receivables Trust Class D Series 2024-2	6.280%	8/15/2031	8,781	9,022
[5]	Santander Drive Auto Receivables Trust Class D Series 2024-3	5.970%	10/15/2031	24,356	24,876
[5]	Santander Drive Auto Receivables Trust Class D Series 2024-5	5.140%	2/17/2032	42,133	42,287
[5]	Santander Drive Auto Receivables Trust Class D Series 2025-1	5.430%	3/17/2031	8,040	8,112
[5]	Santander Drive Auto Receivables Trust Class D Series 2025-2	5.470%	5/15/2031	18,560	18,738
[5]	Santander Drive Auto Receivables Trust Class D Series 2025-3	5.110%	9/15/2031	37,160	37,181
[5]	Santander Drive Auto Receivables Trust Class D Series 2025-4	4.950%	1/15/2032	5,600	5,573
[4,5]	SBNA Auto Receivables Trust Class C Series 2024-A	5.590%	1/15/2030	5,269	5,336
[4,5]	SBNA Auto Receivables Trust Class D Series 2024-A	6.040%	4/15/2030	5,155	5,240
[4,5]	SBNA Auto Receivables Trust Class D Series 2025-SF1	5.340%	9/15/2031	2,401	2,408
[4,5]	SCCU Auto Receivables Trust Class A4 Series 2023-1A	5.700%	8/15/2029	1,131	1,146
[4,5]	SCCU Auto Receivables Trust Class A4 Series 2024-1A	5.160%	5/15/2030	3,361	3,397
[4,5]	SCCU Auto Receivables Trust Class A4 Series 2025-1A	4.680%	9/15/2031	2,010	2,015
[4,5]	Securitized Term Auto Receivables Trust Class B Series 2025-A	5.038%	7/25/2031	1,603	1,613
[4,5]	Securitized Term Auto Receivables Trust Class C Series 2025-A	5.185%	7/25/2031	641	646
[4,5]	Securitized Term Auto Receivables Trust Class C Series 2025-B	5.121%	12/29/2032	1,116	1,124
[4,5]	Securitized Term Auto Receivables Trust Class D Series 2025-B	5.463%	12/29/2032	973	979
[4,5]	Securitized Term Auto Receivables Trust Class D Series 2026-A	4.873%	3/25/2033	2,774	2,766
[4,5]	SFS Auto Receivables Securitization Trust Class A4 Series 2024-2A	5.260%	8/20/2030	3,969	4,028
[4,5]	SFS Auto Receivables Securitization Trust Class B Series 2024-1A	5.380%	1/21/2031	3,655	3,715
[4,5]	SFS Auto Receivables Securitization Trust Class B Series 2024-2A	5.410%	8/20/2030	4,651	4,704
[4,5]	SFS Auto Receivables Securitization Trust Class B Series 2024-3A	4.760%	11/20/2031	6,294	6,325
[4,5]	SFS Auto Receivables Securitization Trust Class B Series 2025-1A	5.110%	2/20/2031	1,576	1,595
[4,5]	SFS Auto Receivables Securitization Trust Class B Series 2025-2A	4.850%	7/21/2031	2,830	2,849
[4,5]	SFS Auto Receivables Securitization Trust Class C Series 2024-1A	5.510%	1/20/2032	5,136	5,222
[4,5]	SFS Auto Receivables Securitization Trust Class C Series 2024-2A	5.540%	2/20/2032	5,269	5,363
[4,5]	SFS Auto Receivables Securitization Trust Class C Series 2024-3A	4.980%	10/20/2032	9,967	10,012
[4,5]	SFS Auto Receivables Securitization Trust Class C Series 2025-1A	5.200%	10/20/2032	9,293	9,382
[4,5]	SFS Auto Receivables Securitization Trust Class C Series 2025-2A	5.050%	4/20/2033	11,330	11,372
[4,5]	SFS Auto Receivables Securitization Trust Class C Series 2025-3A	4.640%	11/21/2033	10,440	10,348
[4,5]	SMB Private Education Loan Trust Class A1A Series 2026-A	4.680%	12/15/2053	13,140	12,937
[4,5]	SMB Private Education Loan Trust Class A2A Series 2018-B	3.600%	1/15/2037	1,451	1,444
[4,5]	SMB Private Education Loan Trust Class A2A Series 2018-C	3.630%	11/15/2035	2,031	2,024
[4,5]	SoFi Consumer Loan Program LLC Class C Series 2025-4	4.910%	8/25/2035	3,850	3,827
[4,5]	SoFi Consumer Loan Program Trust Class C Series 2026-1	4.740%	12/26/2035	6,300	6,243
[4,5]	Stellantis Financial Underwritten Enhanced Lease Trust Class C Series 2025-AA	5.080%	8/20/2029	7,560	7,596
[4,5]	Stellantis Financial Underwritten Enhanced Lease Trust Class C Series 2025-BA	4.710%	1/22/2030	4,980	4,969
[4,5,8]	Stellantis Financial Underwritten Enhanced Lease Trust Class C Series 2026-AA	4.800%	12/20/2030	10,860	10,846
[4,5]	Subway Funding LLC Class A2I Series 2024-1A	6.028%	7/30/2054	42,385	42,694
[4,5]	Switch ABS Issuer LLC Class A21 Series 2025-2A	5.121%	10/25/2055	15,370	15,149
[4,5]	Taco Bell Funding LLC Class A2I Series 2025-1A	4.821%	8/25/2055	35,620	35,216
[4,5]	Tesla Electric Vehicle Trust Class A4 Series 2023-1	5.380%	2/20/2029	4,566	4,620
[4,5]	Tesla Electric Vehicle Trust Class B Series 2023-1	5.820%	5/20/2031	4,547	4,610
[4,5]	Tesla Lease Electric Vehicle Securitization LLC Class B Series 2025-A	4.790%	6/20/2029	3,550	3,554
[4,5]	Tesla Lease Electric Vehicle Securitization LLC Class C Series 2025-A	5.090%	6/20/2029	5,920	5,932
[4,5]	TIF Funding III LLC Class A Series 2024-2A	5.540%	7/20/2049	20,881	20,909
[4,5]	TMSQ Mortgage Trust Class A Series 2014-1500	3.680%	10/10/2036	20,843	19,378

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	Trafigura Securitisation Finance plc Class A2 Series 2024-1A	5.980%	11/15/2027	19,472	19,276
[4,5]	Tricon Residential Trust Class A Series 2024-SFR4	4.300%	11/17/2041	13,269	13,034
[4,5]	Tricon Residential Trust Class B Series 2024-SFR4	4.650%	11/17/2041	5,467	5,356
[4,5]	Trinity Rail Leasing LLC Class A Series 2024-1A	5.780%	5/19/2054	14,294	14,308
[4,5]	Trinity Rail Leasing LLC Class A Series 2025-1A	5.090%	10/19/2055	6,788	6,685
[4,5]	Truist Bank Auto Credit-Linked Notes Class B Series 2025-1	4.728%	9/26/2033	13,185	13,181
[5]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/2050	6,459	6,371
[4,5]	US Bank C&I Credit-Linked Notes Class B1 Series 2025-SUP2	4.818%	9/25/2032	9,891	9,877
[4,5]	US Bank NA Class B Series 2023-1	6.789%	8/25/2032	616	621
[4,5]	US Bank NA Class B Series 2025-SUP1	5.582%	2/25/2032	16,172	16,193
[4,5]	US Bank NA Class B1 Series 2026-RVM1	4.959%	12/25/2046	33,909	33,573
[4,5]	US Bank NA Class C Series 2026-RVM1	5.595%	12/25/2046	6,318	6,257
[4,5]	Vantage Data Centers Issuer LLC Class A2 Series 2025-2A	5.239%	11/15/2055	39,210	38,386
[4,5]	Vantage Data Centers LLC Class A2 Series 2025-1A	5.132%	8/15/2055	38,920	37,773
[4,5]	VB-S1 Issuer LLC Class C2 Series 2026-1A	4.693%	3/15/2056	15,270	14,930
[4,5]	Verizon Master Trust Class B Series 2024-2	5.080%	12/22/2031	8,961	9,066
[4,5]	Verizon Master Trust Class B Series 2024-5	5.250%	6/21/2032	19,581	19,919
[4,5]	Verizon Master Trust Class B Series 2025-4	5.020%	3/21/2033	11,760	11,866
[4,5]	Verizon Master Trust Class B Series 2025-6	4.850%	6/21/2033	5,570	5,587
[4,5]	Verizon Master Trust Class C Series 2023-6	5.050%	9/22/2031	8,070	8,134
[4,5]	Verizon Master Trust Class C Series 2024-2	5.320%	12/22/2031	11,106	11,248
[4,5]	Verizon Master Trust Class C Series 2024-7	4.840%	8/20/2032	5,943	5,944
[5]	Verizon Master Trust Class C Series 2024-8	4.990%	11/20/2030	5,178	5,203
[5]	Verizon Master Trust Class C Series 2025-1	5.090%	1/21/2031	1,358	1,367
[4,5]	Verizon Master Trust Class C Series 2025-4	5.200%	3/21/2033	6,456	6,522
[5]	Verizon Master Trust Class C Series 2025-5	4.840%	6/20/2031	4,785	4,795
[4,5]	Verizon Master Trust Class C Series 2025-6	5.060%	6/21/2033	3,550	3,568
[4,5]	Verizon Master Trust Class C Series 2025-8	4.600%	8/22/2033	3,010	2,971
[4,5,6]	Voya CLO 2022-3 Ltd. Class A1R2 Series 2022-3A, TSFR3M + 1.130%	4.805%	10/20/2036	6,930	6,922
[5,6]	WaMu Mortgage Pass Through Certificates Trust Class 1A7 Series 2003-AR9	5.302%	9/25/2033	191	188
[5,6]	WaMu Mortgage Pass Through Certificates Trust Class A Series 2002-AR18	5.799%	1/25/2033	31	31
[5,6]	WaMu Mortgage Pass Through Certificates Trust Class A7 Series 2003-AR7	5.623%	8/25/2033	115	113
[4,5,6]	Wellington Management CLO 1 Ltd. Class AR Series 2023-1A, TSFR3M + 1.230%	4.905%	10/20/2038	2,520	2,524
[4,5,6]	Wellington Management CLO 1 Ltd. Class AR Series 2023-1A, TSFR3M + 1.550%	5.225%	10/20/2038	2,910	2,917
[4,5,6]	Wells Fargo Commercial Mortgage Trust Class A Series 2026-1250B	4.833%	3/10/2041	4,960	4,905
[5]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2017-C40	3.317%	10/15/2050	6,597	6,522
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C39	3.157%	9/15/2050	5,285	5,219
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/2050	2,368	2,338
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-RC1	3.631%	1/15/2060	2,353	2,340
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C45	4.184%	6/15/2051	5,144	5,096
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/2051	3,260	3,227
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C47	4.442%	9/15/2061	5,837	5,825
[5]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2018-C48	4.302%	1/15/2052	1,547	1,533
[5]	Wells Fargo Commercial Mortgage Trust Class C Series 2014-LC16	4.458%	8/15/2050	4,453	2,984
[5,6]	Wells Fargo Commercial Mortgage Trust Class C Series 2015-LC22	4.880%	9/15/2058	878	834
[5,6]	Wells Fargo Commercial Mortgage Trust Class C Series 2018-C43	4.514%	3/15/2051	3,313	3,105
[5,6]	Wells Fargo Mortgage Backed Securities Trust Class 2A1 Series 2006-AR14	6.487%	10/25/2036	1,178	1,090
[4,5]	Wendy's Funding LLC Class A2II Series 2018-1A	3.884%	3/15/2048	17,420	17,050
[4,5]	Wendy's Funding LLC Class A2II Series 2019-1A	4.080%	6/15/2049	4,813	4,623
[4,5]	Westlake Automobile Receivables Trust Class C Series 2026-1A	4.370%	6/16/2031	22,180	21,994
[4,5]	Westlake Automobile Receivables Trust Class D Series 2026-1A	4.750%	7/15/2031	12,400	12,289
[4,5]	Westlake Flooring Master Trust Class B Series 2025-1A	4.840%	10/15/2029	4,750	4,738
[4,5,6]	WFLD Mortgage Trust Class A Series 2014-MONT	3.880%	8/10/2031	26,911	26,485
[5]	WFRBS Commercial Mortgage Trust Class B Series 2014-C20	4.378%	5/15/2047	6,583	5,694
[5,6]	WFRBS Commercial Mortgage Trust Class C Series 2014-C20	4.513%	5/15/2047	4,271	1,879
[5]	World Omni Auto Receivables Trust Class B Series 2025-A	5.080%	11/15/2030	4,642	4,711
[5]	World Omni Auto Receivables Trust Class C Series 2024-A	5.310%	10/15/2030	4,490	4,541
[5]	World Omni Auto Receivables Trust Class C Series 2025-A	5.170%	10/15/2031	6,502	6,587
[4,5]	Yamaha Motor Master Trust II Class C Series 2026-A	4.890%	4/15/2031	1,640	1,638
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $3,709,137)					3,695,914
Corporate Bonds (81.6%)
Communications (5.1%)
	Airbnb Inc.	4.400%	3/16/2029	21,050	21,014
	Airbnb Inc.	4.650%	3/16/2031	13,205	13,184
	Alphabet Inc.	4.100%	2/15/2031	117,270	115,843
[4]	Altice France SA	6.500%	4/15/2032	1,806	1,777
	AMC Global Media Inc.	4.250%	2/15/2029	139	122
	AT&T Inc.	2.300%	6/1/2027	56,416	55,222
	AT&T Inc.	1.650%	2/1/2028	36,584	34,929

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AT&T Inc.	4.100%	2/15/2028	38,198	38,049
	AT&T Inc.	4.350%	3/1/2029	19,596	19,565
	AT&T Inc.	4.300%	2/15/2030	65,623	65,095
	AT&T Inc.	4.700%	8/15/2030	24,497	24,653
	AT&T Inc.	4.400%	4/30/2031	138,614	137,102
[4]	Black Pearl Compute LLC	6.125%	2/15/2031	670	680
	British Telecommunications plc	5.125%	12/4/2028	20,912	21,195
[4]	British Telecommunications plc	3.250%	11/8/2029	27,315	26,144
	British Telecommunications plc	9.625%	12/15/2030	5,180	6,178
[4]	Cable One Inc.	4.000%	11/15/2030	1,605	1,123
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.125%	5/1/2027	2,899	2,899
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/2030	1,938	1,837
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	8/15/2030	2,865	2,673
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/2031	371	337
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	7.000%	2/1/2033	1,125	1,110
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/2028	54,707	53,826
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.200%	3/15/2028	87,633	86,720
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.250%	1/15/2029	96,679	90,360
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/2029	29,619	29,689
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.100%	6/1/2029	107,147	110,629
	Comcast Corp.	3.150%	2/15/2028	20,877	20,467
	Comcast Corp.	5.100%	6/1/2029	31,551	32,207
	Comcast Corp.	3.400%	4/1/2030	61,600	59,118
[4]	CSC Holdings LLC	11.750%	1/31/2029	2,900	2,074
[4]	CSC Holdings LLC	4.125%	12/1/2030	1,930	1,151
[4]	CSC Holdings LLC	4.500%	11/15/2031	2,095	1,231
[4]	Directv Financing LLC	8.875%	2/1/2030	2,245	2,288
[4]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/2027	457	457
[4]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	10.000%	2/15/2031	3,140	3,267
[4]	DISH Network Corp.	11.750%	11/15/2027	7,135	7,360
[4]	Flash Compute LLC	7.250%	12/31/2030	960	979
	Fox Corp.	4.709%	1/25/2029	69,890	70,053
[4]	Frontier Communications Holdings LLC	5.000%	5/1/2028	2,486	2,486
[4]	HUT 8 DC LLC	6.192%	11/15/2042	28,660	28,946
[4]	Meridian Arc Holdco LLC	6.250%	4/30/2031	1,035	1,035
	Meta Platforms Inc.	4.200%	11/15/2030	193,432	191,110
[8]	Meta Platforms Inc.	4.550%	5/15/2031	202,110	202,063
[4]	Midcontinent Communications	8.000%	8/15/2032	4,595	4,335
	Netflix Inc.	5.875%	11/15/2028	164,725	170,980
[4]	NTT Finance Corp.	4.567%	7/16/2027	9,976	9,998
[4]	NTT Finance Corp.	4.620%	7/16/2028	24,984	25,069
[4,9]	OAK-Eagle Acquireco Inc.	6.250%	7/1/2033	1,000	1,206
[4]	OAK-Eagle Acquireco Inc.	7.250%	7/1/2033	1,150	1,183
[4]	OAK-Eagle Acquireco Inc.	8.750%	7/1/2034	956	993
	Omnicom Group Inc.	4.200%	3/2/2029	22,540	22,277
	Omnicom Group Inc.	4.200%	6/1/2030	20,595	20,218
	Paramount Global	4.200%	6/1/2029	5,325	5,131
	Paramount Global	4.950%	1/15/2031	4,018	3,793
	Paramount Global	4.200%	5/19/2032	772	674
[4,8]	PR RNO Property Owner 1 LLC	6.500%	5/1/2031	4,215	4,178
[4,5]	RD Michigan Property Owner I LLC	7.500%	3/30/2045	38,248	38,296
	Rogers Communications Inc.	5.000%	2/15/2029	82,761	83,420
	Rogers Communications Inc.	7.000%	4/15/2055	2,650	2,705
[4]	Scripps Escrow II Inc.	3.875%	1/15/2029	62	59
	Sprint Capital Corp.	6.875%	11/15/2028	118,398	125,020
[4,5]	SV RNO Property Owner 1 LLC	5.875%	3/1/2031	765	753
	Take-Two Interactive Software Inc.	4.950%	3/28/2028	22,876	23,050
	TCI Communications Inc.	7.125%	2/15/2028	874	915
[10]	Time Warner Cable LLC	5.750%	6/2/2031	9,400	12,548
	T-Mobile USA Inc.	2.050%	2/15/2028	10,760	10,331
	T-Mobile USA Inc.	4.950%	3/15/2028	55,629	56,206
	T-Mobile USA Inc.	4.800%	7/15/2028	13,858	13,980
	T-Mobile USA Inc.	4.850%	1/15/2029	68,511	69,189
	T-Mobile USA Inc.	2.625%	2/15/2029	7,000	6,661
	T-Mobile USA Inc.	3.375%	4/15/2029	33,037	32,052
	T-Mobile USA Inc.	4.200%	10/1/2029	45,545	45,116
	T-Mobile USA Inc.	3.875%	4/15/2030	9,090	8,853
	Uber Technologies Inc.	4.300%	1/15/2030	95,812	95,069
	Uber Technologies Inc.	4.150%	1/15/2031	84,695	82,992
[4]	Univision Communications Inc.	7.375%	6/30/2030	383	383

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Univision Communications Inc.	8.500%	7/31/2031	8,320	8,445
[4]	Univision Communications Inc.	9.375%	8/1/2032	1,295	1,341
[4]	Univision Communications Inc.	8.875%	4/15/2033	1,385	1,393
	Verizon Communications Inc.	2.100%	3/22/2028	72,626	69,756
	Verizon Communications Inc.	4.016%	12/3/2029	90,578	89,322
	Verizon Communications Inc.	3.150%	3/22/2030	36,070	34,355
	Verizon Communications Inc.	2.550%	3/21/2031	49,260	44,787
[4]	WULF Compute LLC	7.750%	10/15/2030	1,846	1,939
					2,817,218
Consumer Discretionary (5.4%)
[4]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/2028	4,240	4,162
[4]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/2028	774	765
[4]	1011778 BC ULC / New Red Finance Inc.	5.625%	9/15/2029	651	657
[4,8]	A&K Travel Group Holdings Ltd.	7.500%	5/15/2033	735	738
[4]	Advance Auto Parts Inc.	7.000%	8/1/2030	5,970	6,159
	Amazon.com Inc.	4.000%	3/13/2029	83,920	83,328
	Amazon.com Inc.	4.100%	11/20/2030	15,080	14,871
	Amazon.com Inc.	4.250%	3/13/2031	198,650	196,653
[4]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/2028	2,154	2,128
	American Honda Finance Corp.	4.550%	7/9/2027	45,032	45,085
	American Honda Finance Corp.	4.900%	7/9/2027	44,749	44,985
	American Honda Finance Corp.	4.450%	10/22/2027	29,662	29,649
	American Honda Finance Corp.	4.550%	4/10/2028	14,285	14,295
	American Honda Finance Corp.	4.150%	1/8/2029	47,720	47,157
	American Honda Finance Corp.	4.400%	9/5/2029	30,663	30,387
	American Honda Finance Corp.	4.450%	1/8/2031	31,165	30,605
	American Honda Finance Corp.	4.900%	4/10/2031	23,675	23,638
	Asbury Automotive Group Inc.	4.500%	3/1/2028	456	451
	AutoZone Inc.	3.750%	6/1/2027	14,713	14,618
	AutoZone Inc.	4.500%	2/1/2028	39,889	39,977
	AutoZone Inc.	6.250%	11/1/2028	14,817	15,453
	AutoZone Inc.	3.750%	4/18/2029	23,690	23,235
	AutoZone Inc.	5.100%	7/15/2029	24,221	24,668
	Bath & Body Works Inc.	7.500%	6/15/2029	4,157	4,221
[4,11]	Beach Acquisition Bidco LLC, 10.750% PIK or 10.000% Cash	10.000%	7/15/2033	1,007	1,107
[4]	Belron UK Finance plc	5.750%	10/15/2029	1,970	1,990
[4,9]	Betclic Everest Group SAS	5.125%	12/10/2031	875	1,024
	BorgWarner Inc.	4.950%	8/15/2029	10,731	10,863
[4]	Carnival Corp.	5.125%	5/1/2029	1,940	1,933
[4]	Carnival Corp.	5.875%	6/15/2031	1,845	1,872
[4]	Champ Acquisition Corp.	8.375%	12/1/2031	913	965
[4]	Churchill Downs Inc.	5.500%	4/1/2027	3,118	3,115
[4]	Churchill Downs Inc.	4.750%	1/15/2028	3,538	3,508
[4,9]	Clarios Global LP / Clarios US Finance Co.	4.750%	6/15/2031	700	819
	Cornell University	4.169%	6/15/2030	9,040	8,980
	eBay Inc.	5.950%	11/22/2027	24,991	25,521
	eBay Inc.	4.250%	3/6/2029	27,555	27,427
	eBay Inc.	2.700%	3/11/2030	10,358	9,664
[4]	ERAC USA Finance LLC	5.000%	2/15/2029	35,198	35,685
[4]	ERAC USA Finance LLC	4.500%	10/30/2029	51,178	51,059
[4]	ERAC USA Finance LLC	4.700%	4/30/2031	35,613	35,550
[4]	Flutter Treasury DAC	5.875%	6/4/2031	10,115	10,044
	Ford Motor Co.	6.625%	10/1/2028	17,061	17,670
	Ford Motor Credit Co. LLC	5.850%	5/17/2027	30,044	30,289
	Ford Motor Credit Co. LLC	4.950%	5/28/2027	36,858	36,868
	Ford Motor Credit Co. LLC	4.125%	8/17/2027	25,377	25,073
	Ford Motor Credit Co. LLC	3.815%	11/2/2027	5,395	5,300
	Ford Motor Credit Co. LLC	7.350%	11/4/2027	97,660	100,668
	Ford Motor Credit Co. LLC	2.900%	2/16/2028	5,392	5,190
	Ford Motor Credit Co. LLC	6.800%	5/12/2028	24,655	25,414
	Ford Motor Credit Co. LLC	6.798%	11/7/2028	41,925	43,489
	Ford Motor Credit Co. LLC	5.800%	3/8/2029	13,697	13,870
	Ford Motor Credit Co. LLC	4.970%	4/6/2029	38,015	37,701
	Ford Motor Credit Co. LLC	5.113%	5/3/2029	8,429	8,377
	Ford Motor Credit Co. LLC	5.303%	9/6/2029	30,663	30,571
	General Motors Financial Co. Inc.	5.400%	5/8/2027	54,790	55,360
	General Motors Financial Co. Inc.	5.350%	7/15/2027	40,496	40,898
	General Motors Financial Co. Inc.	2.700%	8/20/2027	29,978	29,310
	General Motors Financial Co. Inc.	5.050%	4/4/2028	68,216	68,819

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Motors Financial Co. Inc.	2.400%	4/10/2028	22,158	21,302
	General Motors Financial Co. Inc.	2.400%	10/15/2028	45,689	43,421
	General Motors Financial Co. Inc.	5.800%	1/7/2029	31,959	32,882
	General Motors Financial Co. Inc.	4.300%	4/6/2029	35,366	35,025
	General Motors Financial Co. Inc.	4.750%	4/6/2029	32,500	32,582
	General Motors Financial Co. Inc.	4.900%	10/6/2029	87,739	88,295
	General Motors Financial Co. Inc.	5.350%	1/7/2030	46,419	47,339
	General Motors Financial Co. Inc.	3.600%	6/21/2030	7,040	6,724
	General Motors Financial Co. Inc.	5.450%	7/15/2030	102,287	104,778
	General Motors Financial Co. Inc.	4.600%	1/8/2031	67,930	67,124
[4]	Gildan Activewear Inc.	4.700%	10/7/2030	17,605	17,425
	Goodyear Tire & Rubber Co.	5.000%	7/15/2029	4,525	4,338
[4]	Hilton Domestic Operating Co. Inc.	5.875%	4/1/2029	1,377	1,396
	Hyatt Hotels Corp.	5.250%	6/30/2029	31,351	31,843
[4,9,11]	IHO Verwaltungs GmbH, 6.375% PIK or 5.625% Cash	5.625%	5/15/2031	200	237
[4,11]	IHO Verwaltungs GmbH, 8.125% PIK or 7.375% Cash	7.375%	5/15/2033	620	630
[4]	Light & Wonder International Inc.	7.500%	9/1/2031	1,430	1,491
[4]	Lithia Motors Inc.	4.625%	12/15/2027	2,284	2,270
[4]	Live Nation Entertainment Inc.	6.500%	5/15/2027	5,900	5,905
	Lowe's Cos. Inc.	3.950%	10/15/2027	67,104	66,917
	Lowe's Cos. Inc.	1.300%	4/15/2028	18,039	17,037
	Lowe's Cos. Inc.	1.700%	9/15/2028	9,155	8,615
	Lowe's Cos. Inc.	4.000%	10/15/2028	48,045	47,680
	Lowe's Cos. Inc.	1.700%	10/15/2030	14,310	12,668
	Lowe's Cos. Inc.	4.250%	3/15/2031	165,195	162,693
	Marriott International Inc.	5.000%	10/15/2027	32,770	33,068
[4]	Men's Wearhouse LLC	9.000%	2/1/2031	200	211
[4]	Mercedes-Benz Finance North America LLC	5.100%	8/3/2028	30,573	31,011
	MGM Resorts International	6.125%	9/15/2029	4,585	4,648
[4]	MIWD Holdco II LLC / MIWD Finance Corp.	5.500%	2/1/2030	700	646
	Mohawk Industries Inc.	5.850%	9/18/2028	10,964	11,273
[4]	NCL Corp. Ltd.	5.875%	1/15/2031	2,150	2,091
[4]	NCL Corp. Ltd.	6.750%	2/1/2032	1,164	1,159
	Newell Brands Inc.	6.375%	9/15/2027	2,985	3,015
[4]	Newell Brands Inc.	8.500%	6/1/2028	3,900	4,074
	Newell Brands Inc.	6.625%	9/15/2029	1,274	1,273
	Newell Brands Inc.	6.375%	5/15/2030	695	681
	Newell Brands Inc.	7.500%	4/1/2046	828	713
[4]	Nissan Motor Acceptance Co. LLC	5.625%	9/29/2028	975	968
[4]	Nissan Motor Acceptance Co. LLC	6.125%	9/30/2030	11,800	11,624
[9]	Renault SA	3.875%	9/30/2030	9,000	10,492
	Six Flags Entertainment Corp. / Canada's Wonderland Co. / Magnum Management Corp.	5.250%	7/15/2029	1,705	1,641
[4]	Six Flags Entertainment Corp. / Canada's Wonderland Co. / Millennium Operations LLC	8.625%	1/15/2032	640	651
	Starbucks Corp.	4.500%	5/15/2028	38,200	38,321
[4]	Stellantis Finance US Inc.	5.625%	1/12/2028	22,675	22,895
[4]	Stellantis Finance US Inc.	5.350%	3/17/2028	38,061	38,356
[4]	Stellantis Finance US Inc.	5.750%	3/18/2030	8,085	8,103
[4]	Stellantis Financial Services US Corp.	4.950%	9/15/2028	40,330	40,187
[4]	Stellantis Financial Services US Corp.	5.400%	9/15/2030	57,025	56,343
	Toll Brothers Finance Corp.	3.800%	11/1/2029	5,842	5,687
[6,12]	Toyota Finance Australia Ltd., 3M Australian Bank Bill Rate + 1.150%	5.333%	9/17/2029	9,500	6,896
	Toyota Motor Credit Corp.	4.625%	1/12/2028	10,023	10,111
	Toyota Motor Credit Corp.	4.650%	1/5/2029	22,556	22,766
	Toyota Motor Credit Corp.	4.050%	3/13/2029	72,675	72,183
	Toyota Motor Credit Corp.	5.050%	5/16/2029	52,692	53,775
	Toyota Motor Credit Corp.	4.550%	8/9/2029	17,066	17,160
	Toyota Motor Credit Corp.	4.200%	1/10/2031	41,901	41,420
[4]	Vail Resorts Inc.	5.625%	7/15/2030	2,000	1,998
[4]	Volkswagen Group of America Finance LLC	4.450%	9/11/2027	15,280	15,243
[4]	Volkswagen Group of America Finance LLC	5.650%	9/12/2028	27,407	27,956
[9]	Volkswagen International Finance NV	4.375%	Perpetual	5,600	6,245
	Whirlpool Corp.	6.125%	6/15/2030	1,225	1,200
	Whirlpool Corp.	6.500%	6/15/2033	1,859	1,780
[4]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/2028	6,714	6,604
[4]	ZF North America Capital Inc.	7.500%	3/24/2031	6,895	6,921
					2,985,884
Consumer Staples (4.7%)
[4]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	5.500%	3/31/2031	485	483
	Altria Group Inc.	4.875%	2/4/2028	26,862	27,080

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Altria Group Inc.	6.200%	11/1/2028	9,132	9,508
	Altria Group Inc.	4.800%	2/14/2029	24,092	24,269
	Altria Group Inc.	4.500%	8/6/2030	28,683	28,551
	BAT Capital Corp.	4.700%	4/2/2027	30,388	30,503
	BAT Capital Corp.	3.557%	8/15/2027	147,509	145,977
	BAT Capital Corp.	2.259%	3/25/2028	108,945	104,708
	BAT Capital Corp.	4.906%	4/2/2030	32,250	32,573
	BAT Capital Corp.	6.343%	8/2/2030	57,769	61,581
	BAT International Finance plc	4.448%	3/16/2028	52,552	52,567
	BAT International Finance plc	5.931%	2/2/2029	177,008	183,434
[9]	British American Tobacco plc	3.750%	Perpetual	3,254	3,745
[9]	British American Tobacco plc	4.200%	Perpetual	6,939	7,950
	Campbell's Co.	4.150%	3/15/2028	26,728	26,450
[4]	Cargill Inc.	4.125%	10/23/2030	19,040	18,731
	Clorox Co.	1.800%	5/15/2030	7,109	6,368
	Conagra Brands Inc.	1.375%	11/1/2027	13,434	12,801
	Conagra Brands Inc.	7.000%	10/1/2028	5,182	5,435
	Conagra Brands Inc.	4.850%	11/1/2028	27,610	27,657
	Constellation Brands Inc.	3.500%	5/9/2027	14,988	14,872
	Constellation Brands Inc.	4.350%	5/9/2027	50,525	50,549
	Constellation Brands Inc.	4.800%	1/15/2029	4,436	4,462
	Constellation Brands Inc.	3.150%	8/1/2029	7,325	7,016
	Constellation Brands Inc.	4.800%	5/1/2030	14,085	14,179
[9]	Energizer Gamma Acquisition BV	3.500%	6/30/2029	404	452
[4]	Energizer Holdings Inc.	4.750%	6/15/2028	3,079	3,038
[4]	Energizer Holdings Inc.	4.375%	3/31/2029	2,190	2,107
[4,9]	Froneri Lux FinCo Sarl	4.750%	8/1/2032	1,200	1,366
[4]	Imperial Brands Finance plc	4.500%	6/30/2028	11,080	11,087
[9]	JT International Financial Services BV	3.870%	9/4/2055	2,900	3,299
[4]	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution Inc.	9.000%	2/15/2029	4,272	4,471
	Keurig Dr Pepper Inc.	3.950%	4/15/2029	5,073	4,979
	Keurig Dr Pepper Inc.	3.200%	5/1/2030	8,666	8,151
	Keurig Dr Pepper Inc.	4.600%	5/15/2030	14,083	13,980
	Kraft Heinz Foods Co.	3.875%	5/15/2027	48,921	48,691
	Kraft Heinz Foods Co.	3.750%	4/1/2030	23,085	22,346
	Kroger Co.	2.200%	5/1/2030	35,152	32,151
[4]	Lamb Weston Holdings Inc.	4.875%	5/15/2028	4,030	4,008
[4]	Mars Inc.	4.600%	3/1/2028	200,229	201,440
[4]	Mars Inc.	4.800%	3/1/2030	170,131	171,843
	McCormick & Co. Inc.	3.400%	8/15/2027	18,400	18,170
	McCormick & Co. Inc.	4.150%	2/15/2029	15,405	15,268
	Mondelez International Inc.	4.125%	5/7/2028	26,115	25,975
	Mondelez International Inc.	4.500%	5/6/2030	35,209	35,107
[4]	Opal Bidco SAS	6.500%	3/31/2032	1,825	1,859
	Philip Morris International Inc.	4.375%	11/1/2027	27,058	27,121
	Philip Morris International Inc.	5.125%	11/17/2027	86,701	87,721
	Philip Morris International Inc.	4.875%	2/15/2028	82,629	83,427
	Philip Morris International Inc.	3.125%	3/2/2028	14,571	14,283
	Philip Morris International Inc.	4.125%	4/28/2028	53,080	52,961
	Philip Morris International Inc.	5.250%	9/7/2028	76,764	78,367
	Philip Morris International Inc.	3.875%	10/27/2028	42,187	41,816
	Philip Morris International Inc.	4.875%	2/13/2029	81,084	82,124
	Philip Morris International Inc.	4.125%	4/27/2029	62,765	62,385
	Philip Morris International Inc.	3.375%	8/15/2029	10,247	9,934
	Philip Morris International Inc.	4.625%	11/1/2029	55,886	56,298
	Philip Morris International Inc.	5.625%	11/17/2029	4,771	4,948
	Philip Morris International Inc.	5.125%	2/15/2030	71,890	73,419
	Philip Morris International Inc.	4.375%	4/30/2030	36,540	36,357
	Philip Morris International Inc.	4.000%	10/29/2030	51,425	50,377
	Sysco Corp.	3.250%	7/15/2027	22,593	22,269
	Sysco Corp.	2.400%	2/15/2030	7,634	7,029
	Sysco Corp.	4.400%	7/25/2031	42,935	41,958
	Tyson Foods Inc.	3.550%	6/2/2027	74,627	73,987
	Tyson Foods Inc.	4.350%	3/1/2029	76,290	76,044
	Tyson Foods Inc.	5.400%	3/15/2029	4,760	4,871
[4]	US Foods Inc.	6.875%	9/15/2028	2,289	2,343
	Walmart Inc.	4.000%	4/30/2029	19,110	19,082
	Walmart Inc.	4.150%	4/30/2031	33,440	33,302
					2,573,660

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Energy (6.0%)
[4]	Ascent Resources Utica Holdings LLC / ARU Finance Corp.	5.875%	6/30/2029	2,860	2,864
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/2027	48,914	48,210
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	4.050%	3/11/2029	30,506	30,286
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	4.350%	6/15/2031	74,730	73,830
[4]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.000%	7/15/2029	7,181	7,430
	Boardwalk Pipelines LP	4.800%	5/3/2029	5,758	5,776
	BP Capital Markets America Inc.	3.937%	9/21/2028	29,328	29,118
	BP Capital Markets America Inc.	4.234%	11/6/2028	7,645	7,640
	BP Capital Markets America Inc.	3.633%	4/6/2030	911	887
	BP Capital Markets plc	3.723%	11/28/2028	11,289	11,133
[9]	BP Capital Markets plc	3.625%	Perpetual	15,440	17,850
	Canadian Natural Resources Ltd.	3.850%	6/1/2027	89,571	89,093
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/2027	50,104	50,331
	Cheniere Energy Inc.	4.625%	10/15/2028	85,501	85,175
	Cheniere Energy Partners LP	4.000%	3/1/2031	37,204	35,826
[4]	Chord Energy Corp.	6.000%	10/1/2030	1,386	1,414
	Coterra Energy Inc.	3.900%	5/15/2027	15,443	15,368
	Coterra Energy Inc.	4.375%	3/15/2029	40,343	40,169
	DCP Midstream Operating LP	5.625%	7/15/2027	1,710	1,726
	DCP Midstream Operating LP	5.125%	5/15/2029	64,959	65,882
	Devon Energy Corp.	4.500%	1/15/2030	12,650	12,602
[4]	Diamond Foreign Asset Co. / Diamond Finance LLC	8.500%	10/1/2030	2,069	2,182
	Diamondback Energy Inc.	3.500%	12/1/2029	71,616	69,224
	Diamondback Energy Inc.	5.150%	1/30/2030	26,872	27,482
	Ecopetrol SA	8.625%	1/19/2029	1,507	1,598
	Empresa Nacional del Petroleo	5.250%	11/6/2029	28,802	29,105
	Empresa Nacional del Petroleo	3.450%	9/16/2031	4,015	3,695
	Enbridge Inc.	3.700%	7/15/2027	31,403	31,150
	Enbridge Inc.	6.000%	11/15/2028	35,518	36,844
	Enbridge Inc.	5.300%	4/5/2029	65,282	66,661
	Enbridge Inc.	3.125%	11/15/2029	23,694	22,610
	Enbridge Inc.	4.850%	3/27/2031	45,750	45,942
	Energy Transfer LP	5.500%	6/1/2027	72,455	73,113
	Energy Transfer LP	4.000%	10/1/2027	12,339	12,268
	Energy Transfer LP	5.550%	2/15/2028	42,993	43,754
	Energy Transfer LP	4.950%	5/15/2028	57,886	58,375
	Energy Transfer LP	4.950%	6/15/2028	5,246	5,295
	Energy Transfer LP	6.100%	12/1/2028	30,377	31,507
	Energy Transfer LP	5.250%	4/15/2029	104,645	106,617
	Energy Transfer LP	5.250%	7/1/2029	40,595	41,450
	Energy Transfer LP	4.150%	9/15/2029	59,881	59,024
	Energy Transfer LP	5.200%	4/1/2030	15,425	15,764
	Energy Transfer LP	4.550%	1/15/2031	47,750	47,342
[9]	Eni SpA	3.375%	Perpetual	3,135	3,590
	Enterprise Products Operating LLC	2.800%	1/31/2030	22,252	21,026
	Enterprise Products Operating LLC	4.600%	1/15/2031	38,140	38,201
	EOG Resources Inc.	4.400%	1/15/2031	18,500	18,365
	EQT Corp.	3.900%	10/1/2027	14,665	14,512
	EQT Corp.	4.500%	1/15/2029	3,842	3,813
	EQT Corp.	5.000%	1/15/2029	229	231
	EQT Corp.	7.000%	2/1/2030	5,153	5,507
	EQT Corp.	7.500%	6/1/2030	24	26
[4]	Excelerate Energy LP	8.000%	5/15/2030	2,389	2,533
	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/2034	32,062	28,782
	Halliburton Co.	2.920%	3/1/2030	21,055	19,842
	Helmerich & Payne Inc.	4.650%	12/1/2027	22,235	22,273
	Helmerich & Payne Inc.	4.850%	12/1/2029	13,080	13,081
	Hess Corp.	7.875%	10/1/2029	10,831	12,014
[4]	Hess Midstream Operations LP	6.500%	6/1/2029	2,033	2,083
	Kinder Morgan Inc.	5.000%	2/1/2029	43,587	44,244
	Kinder Morgan Inc.	5.100%	8/1/2029	12,672	12,901
	Kinder Morgan Inc.	5.150%	6/1/2030	9,521	9,731
[4]	Kinetik Holdings LP	6.625%	12/15/2028	2,760	2,816
	Marathon Petroleum Corp.	3.800%	4/1/2028	14,802	14,628
	Marathon Petroleum Corp.	5.150%	3/1/2030	95,742	97,768
	MPLX LP	4.000%	3/15/2028	13,014	12,913
	MPLX LP	4.800%	2/15/2029	7,936	7,994
	MPLX LP	4.800%	2/15/2031	23,900	23,955
[4]	Noble Finance II LLC	8.000%	4/15/2030	170	177

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ONEOK Inc.	4.000%	7/13/2027	6,995	6,956
[4]	ONEOK Inc.	5.625%	1/15/2028	80,171	81,138
	ONEOK Inc.	4.550%	7/15/2028	7,039	7,040
	ONEOK Inc.	5.650%	11/1/2028	23,345	23,940
	ONEOK Inc.	4.350%	3/15/2029	48,446	48,147
	ONEOK Inc.	5.375%	6/1/2029	18,098	18,451
	ONEOK Inc.	3.100%	3/15/2030	5,756	5,435
	ONEOK Inc.	3.250%	6/1/2030	3,447	3,265
	OQ SAOC	5.125%	5/6/2028	17,705	17,753
	Petrobras Global Finance BV	5.999%	1/27/2028	21,440	21,802
	Petrobras Global Finance BV	5.125%	9/10/2030	27,790	27,514
[5]	Petroleos Mexicanos	8.750%	6/2/2029	27,695	29,641
	Petroleos Mexicanos	6.840%	1/23/2030	14,070	14,315
	Petronas Capital Ltd.	3.500%	4/21/2030	15,709	15,199
	Petronas Capital Ltd.	4.950%	1/3/2031	31,474	32,164
	Phillips 66	3.900%	3/15/2028	6,734	6,670
	Phillips 66 Co.	4.950%	12/1/2027	35,520	35,818
	Phillips 66 Co.	5.875%	3/15/2056	19,080	19,003
	Plains All American Pipeline LP / PAA Finance Corp.	3.550%	12/15/2029	15,249	14,764
	SA Global Sukuk Ltd.	4.250%	10/2/2029	13,846	13,632
	SA Global Sukuk Ltd.	4.125%	9/17/2030	8,450	8,208
	Sabine Pass Liquefaction LLC	4.200%	3/15/2028	33,775	33,623
	Sabine Pass Liquefaction LLC	4.500%	5/15/2030	98,519	98,390
	Saudi Arabian Oil Co.	3.500%	4/16/2029	12,161	11,762
[4]	Saudi Arabian Oil Co.	4.375%	2/2/2031	54,619	53,597
[4]	Schlumberger Holdings Corp.	5.000%	5/29/2027	36,349	36,643
[4]	Schlumberger Holdings Corp.	5.000%	11/15/2029	25,785	26,286
	Schlumberger Investment	4.550%	5/7/2031	23,870	23,829
	Shell Finance US Inc.	4.125%	11/6/2030	33,380	32,991
[4]	SM Energy Co.	6.750%	8/1/2029	3,375	3,462
[4]	SM Energy Co.	8.750%	7/1/2031	2,075	2,176
[4]	SM Energy Co.	9.625%	6/15/2033	2,975	3,317
[4]	Sunoco LP	5.625%	3/15/2031	2,240	2,247
[4]	Sunoco LP	5.375%	7/15/2031	666	663
[4]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.375%	2/15/2029	2,620	2,698
	Targa Resources Corp.	5.200%	7/1/2027	45,038	45,369
	Targa Resources Corp.	4.350%	1/15/2029	6,813	6,782
	Targa Resources Corp.	6.150%	3/1/2029	15,835	16,499
	Targa Resources Corp.	4.350%	4/15/2031	23,695	23,223
	TotalEnergies Capital USA LLC	4.248%	1/13/2031	43,094	42,639
[9]	TotalEnergies SE	1.625%	Perpetual	12,957	14,686
	TransCanada PipeLines Ltd.	4.250%	5/15/2028	64,013	63,760
	TransCanada PipeLines Ltd.	4.100%	4/15/2030	38,394	37,641
	TransCanada PipeLines Ltd.	6.125%	10/17/2056	13,920	13,984
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/2028	26,834	26,637
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/2030	13,445	12,810
[4]	Transocean International Ltd.	8.250%	5/15/2029	1,443	1,499
[4]	Transocean International Ltd.	8.750%	2/15/2030	1,493	1,564
[4]	Valaris Ltd.	8.375%	4/30/2030	550	573
	Valero Energy Corp.	5.150%	2/15/2030	9,654	9,854
[4]	Venture Global Calcasieu Pass LLC	3.875%	8/15/2029	6,190	5,928
[4]	Venture Global LNG Inc.	9.500%	2/1/2029	6,725	7,340
[4]	Venture Global Plaquemines LNG LLC	6.125%	12/15/2030	2,715	2,800
	Western Midstream Operating LP	4.500%	3/1/2028	9,146	9,137
	Western Midstream Operating LP	4.050%	2/1/2030	9,560	9,305
	Western Midstream Operating LP	4.800%	3/1/2031	27,290	27,111
	Williams Cos. Inc.	3.750%	6/15/2027	24,133	23,970
	Williams Cos. Inc.	5.300%	8/15/2028	77,377	78,842
	Williams Cos. Inc.	4.900%	3/15/2029	90,640	91,595
	Williams Cos. Inc.	4.800%	11/15/2029	17,143	17,309
					3,270,014
Financials (29.8%)
[9]	ABN AMRO Bank NV	5.500%	9/21/2033	12,300	14,939
	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/2029	35,670	36,366
	Abu Dhabi Developmental Holding Co. PJSC	4.500%	5/6/2030	22,186	21,987
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/2027	35,006	35,058
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.875%	4/1/2028	44,152	44,407
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.750%	6/6/2028	70,515	72,160
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/2028	32,030	30,858

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.100%	1/19/2029	22,799	23,072
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.125%	2/28/2029	25,820	25,479
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	9/10/2029	79,007	78,868
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.150%	9/30/2030	3,290	3,454
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.375%	11/15/2030	13,856	13,603
	Affiliated Managers Group Inc.	3.300%	6/15/2030	9,323	8,771
	Aflac Inc.	3.600%	4/1/2030	4,775	4,630
[4]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.750%	4/15/2028	1,832	1,854
[9]	Allianz SE	1.301%	9/25/2049	3,000	3,253
	Allstate Corp.	5.050%	6/24/2029	43,330	44,128
	Ally Financial Inc.	5.737%	5/15/2029	16,239	16,489
	Ally Financial Inc.	5.543%	1/17/2031	7,154	7,226
	American Express Co.	5.043%	7/26/2028	20,229	20,395
	American Express Co.	5.282%	7/27/2029	19,783	20,142
	American Express Co.	5.532%	4/25/2030	20,730	21,321
[8]	American Express Co.	4.444%	5/3/2030	51,090	51,015
	American Express Co.	5.085%	1/30/2031	30,839	31,378
	American International Group Inc.	4.850%	5/7/2030	16,960	17,130
	American International Group Inc.	3.400%	6/30/2030	8,389	8,009
[4]	American National Global Funding	5.550%	1/28/2030	14,931	15,163
	American National Group Inc.	5.750%	10/1/2029	18,219	18,454
	Ameriprise Financial Inc.	5.700%	12/15/2028	41,099	42,462
[4]	AmWINS Group Inc.	6.375%	2/15/2029	2,561	2,592
[4]	AmWINS Group Inc.	4.875%	6/30/2029	1,926	1,862
[4]	Antares Holdings LP	6.350%	10/23/2029	11,721	11,679
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/2027	25,438	25,071
	Aon North America Inc.	5.150%	3/1/2029	48,331	49,205
[4]	Apollo Debt Solutions BDC	5.200%	12/8/2028	9,550	9,446
	Apollo Debt Solutions BDC	6.900%	4/13/2029	11,988	12,362
	Apollo Debt Solutions BDC	5.875%	8/30/2030	18,200	18,075
[4]	Apollo Debt Solutions BDC	5.700%	1/23/2031	14,255	14,016
[4,9]	Ardonagh Finco Ltd.	6.875%	2/15/2031	300	352
[4]	Ardonagh Finco Ltd.	7.750%	2/15/2031	205	209
[4]	Ardonagh Group Finance Ltd.	8.875%	2/15/2032	95	95
	Ares Capital Corp.	5.875%	3/1/2029	27,032	27,284
	Ares Capital Corp.	5.950%	7/15/2029	42,649	43,033
	Ares Capital Corp.	5.250%	4/12/2031	38,120	37,098
	Ares Strategic Income Fund	5.700%	3/15/2028	24,474	24,486
[4]	Ares Strategic Income Fund	5.450%	9/9/2028	28,915	28,711
	Ares Strategic Income Fund	6.350%	8/15/2029	40,405	40,902
[9]	Artea Bankas AB	3.739%	10/7/2029	2,600	3,032
	Arthur J Gallagher & Co.	4.600%	12/15/2027	16,440	16,484
	Arthur J Gallagher & Co.	4.850%	12/15/2029	18,214	18,380
	Assurant Inc.	4.900%	3/27/2028	1,886	1,893
[4]	Asurion LLC / Asurion Co-Issuer Inc.	8.000%	12/31/2032	2,360	2,467
[10]	Athene Global Funding	5.146%	11/1/2029	26,873	35,892
[9]	Athene Global Funding	3.410%	2/25/2030	3,000	3,444
	Athene Holding Ltd.	4.125%	1/12/2028	29,796	29,504
[9]	Athora Holding Ltd.	6.625%	6/16/2028	25,810	31,647
[9]	Athora Netherlands NV	5.375%	8/31/2032	10,000	11,899
[4]	Atlas Warehouse Lending Co. LP	4.625%	11/15/2028	23,380	23,089
[12]	Australia & New Zealand Banking Group Ltd.	5.906%	8/12/2032	19,308	13,939
[6,12]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.350%	6.307%	5/16/2033	12,843	9,493
[4]	Aviation Capital Group LLC	4.250%	4/30/2029	23,780	23,440
[9]	AXA SA	3.250%	5/28/2049	17,276	19,967
	Banco Santander SA	5.294%	8/18/2027	22,240	22,466
	Banco Santander SA	5.365%	7/15/2028	52,600	53,113
	Banco Santander SA	6.607%	11/7/2028	23,060	24,218
	Banco Santander SA	4.600%	4/15/2029	23,200	23,144
	Banco Santander SA	4.551%	11/6/2030	47,600	46,946
	Banco Santander SA	4.867%	4/15/2031	33,000	32,856
	Bank of America Corp.	4.376%	4/27/2028	47,415	47,404
	Bank of America Corp.	4.948%	7/22/2028	67,499	67,924
	Bank of America Corp.	6.204%	11/10/2028	38,309	39,312
	Bank of America Corp.	3.419%	12/20/2028	100,347	98,703
	Bank of America Corp.	3.970%	3/5/2029	13,448	13,331
	Bank of America Corp.	5.202%	4/25/2029	73,476	74,455
	Bank of America Corp.	2.087%	6/14/2029	17,696	16,844
	Bank of America Corp.	4.271%	7/23/2029	12,525	12,458
	Bank of America Corp.	4.477%	4/23/2030	47,735	47,586

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of America Corp.	3.194%	7/23/2030	27,393	26,262
	Bank of America Corp.	5.162%	1/24/2031	32,475	33,063
	Bank of America Corp.	1.898%	7/23/2031	73,268	65,423
	Bank of America Corp.	4.695%	4/23/2032	44,965	44,787
[9]	Bank of Cyprus Pcl	5.000%	5/2/2029	13,107	15,695
	Bank of Montreal	3.803%	12/15/2032	3,653	3,592
	Bank of New York Mellon	4.729%	4/20/2029	23,880	24,071
	Bank of New York Mellon Corp.	4.543%	2/1/2029	22,929	23,017
	Bank of New York Mellon Corp.	6.317%	10/25/2029	8,197	8,561
	Bank of New York Mellon Corp.	4.026%	1/22/2030	23,875	23,624
	Bank of New York Mellon Corp.	4.975%	3/14/2030	7,699	7,811
	Bank of Nova Scotia	5.130%	2/14/2031	22,733	23,134
[4]	Banque Federative du Credit Mutuel SA	4.541%	1/15/2031	50,900	50,272
[9]	Banque Federative du Credit Mutuel SA	4.000%	1/15/2035	1,000	1,171
	Barclays plc	4.836%	5/9/2028	5,629	5,634
	Barclays plc	5.501%	8/9/2028	23,920	24,183
	Barclays plc	4.837%	9/10/2028	9,461	9,494
	Barclays plc	7.385%	11/2/2028	45,712	47,520
	Barclays plc	5.086%	2/25/2029	35,832	36,142
	Barclays plc	4.972%	5/16/2029	33,221	33,420
	Barclays plc	6.490%	9/13/2029	45,243	47,083
	Barclays plc	4.476%	11/11/2029	23,775	23,647
	Barclays plc	5.690%	3/12/2030	59,351	60,892
	Barclays plc	4.219%	5/24/2030	28,600	28,192
	Barclays plc	4.942%	9/10/2030	36,530	36,686
	Barclays plc	5.367%	2/25/2031	54,074	55,063
[12]	Barclays plc	5.189%	6/18/2031	9,550	6,675
	Barclays plc	4.521%	2/24/2032	28,000	27,416
	Blackstone Secured Lending Fund	5.350%	4/13/2028	9,262	9,239
[4]	Block Inc.	5.625%	8/15/2030	7,430	7,434
	Blue Owl Capital Corp.	5.950%	3/15/2029	48,379	48,071
	Blue Owl Capital Corp.	6.200%	7/15/2030	14,337	14,250
	Blue Owl Technology Finance Corp.	6.100%	3/15/2028	13,651	13,594
[4]	BNP Paribas SA	4.792%	5/9/2029	6,065	6,084
[4]	BNP Paribas SA	5.283%	11/19/2030	8,410	8,554
[4]	BNP Paribas SA	5.085%	5/9/2031	13,540	13,663
[10]	BNP Paribas SA	2.000%	5/24/2031	13,000	17,658
[9]	BNP Paribas SA	0.875%	8/31/2033	8,700	9,560
[10]	BPCE SA	5.250%	4/16/2029	12,500	16,801
[10]	BPCE SA	2.500%	11/30/2032	18,300	23,788
[9]	BPCE SA	1.750%	2/2/2034	5,600	6,217
[6,12]	BPCE SA, 3M Australian Bank Bill Rate + 1.250%	5.430%	6/12/2030	9,530	6,916
	Brown & Brown Inc.	4.700%	6/23/2028	15,545	15,589
	Brown & Brown Inc.	4.500%	3/15/2029	19,095	19,018
	Brown & Brown Inc.	2.375%	3/15/2031	22,700	20,049
[4]	Burford Capital Global Finance LLC	6.250%	4/15/2028	990	965
[4]	Burford Capital Global Finance LLC	9.250%	7/1/2031	2,025	1,886
	Canadian Imperial Bank of Commerce	4.243%	9/8/2028	63,665	63,523
	Canadian Imperial Bank of Commerce	4.857%	3/30/2029	23,900	24,076
	Canadian Imperial Bank of Commerce	5.260%	4/8/2029	36,534	37,373
	Canadian Imperial Bank of Commerce	4.283%	1/29/2030	38,200	37,902
	Canadian Imperial Bank of Commerce	4.631%	9/11/2030	17,093	17,115
	Canadian Imperial Bank of Commerce	5.245%	1/13/2031	18,197	18,580
	Canadian Imperial Bank of Commerce	4.580%	9/8/2031	95,439	94,796
	Capital One Financial Corp.	3.800%	1/31/2028	22,780	22,526
	Capital One Financial Corp.	5.468%	2/1/2029	16,136	16,388
	Capital One Financial Corp.	6.312%	6/8/2029	104,361	107,910
	Capital One Financial Corp.	5.700%	2/1/2030	48,912	50,244
	Capital One Financial Corp.	3.273%	3/1/2030	23,141	22,307
	Capital One Financial Corp.	5.247%	7/26/2030	9,578	9,712
	Capital One Financial Corp.	5.463%	7/26/2030	136,964	139,799
	Capital One Financial Corp.	4.493%	9/11/2031	23,854	23,451
	Capital One Financial Corp.	4.722%	1/30/2032	44,420	43,846
	Capital One NA	5.974%	8/9/2028	13,716	14,025
	Charles Schwab Corp.	5.643%	5/19/2029	61,098	62,693
	Charles Schwab Corp.	6.196%	11/17/2029	58,053	60,520
	Charles Schwab Corp.	4.343%	11/14/2031	22,690	22,386
	Chubb INA Holdings LLC	4.650%	8/15/2029	37,282	37,648
[4]	Citadel Finance LLC	5.900%	2/10/2030	24,678	24,898
[4]	Citadel Securities Global Holdings LLC	5.500%	6/18/2030	18,850	19,155

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citibank NA	5.803%	9/29/2028	27,289	28,270
	Citibank NA	4.838%	8/6/2029	36,525	36,987
	Citibank NA	4.914%	5/29/2030	23,873	24,242
	Citigroup Inc.	4.450%	9/29/2027	29,309	29,324
	Citigroup Inc.	3.668%	7/24/2028	32,889	32,582
	Citigroup Inc.	4.125%	7/25/2028	4,462	4,426
	Citigroup Inc.	3.520%	10/27/2028	15,226	15,016
	Citigroup Inc.	4.786%	3/4/2029	22,737	22,844
	Citigroup Inc.	4.075%	4/23/2029	8,145	8,083
	Citigroup Inc.	3.980%	3/20/2030	11,387	11,187
	Citigroup Inc.	4.542%	9/19/2030	93,736	93,360
	Citigroup Inc.	2.976%	11/5/2030	7,737	7,316
	Citigroup Inc.	2.666%	1/29/2031	17,887	16,634
	Citigroup Inc.	4.412%	3/31/2031	28,705	28,390
	Citigroup Inc.	4.952%	5/7/2031	50,246	50,589
	Citigroup Inc.	2.572%	6/3/2031	33,515	30,795
	Citigroup Inc.	4.503%	9/11/2031	73,209	72,441
	Citizens Financial Group Inc.	5.253%	3/5/2031	19,258	19,494
[10]	Close Brothers Finance plc	1.625%	12/3/2030	6,142	6,972
[10]	Close Brothers Group plc	7.750%	6/14/2028	7,193	10,131
	CNO Financial Group Inc.	5.250%	5/30/2029	14,962	15,020
[9]	Commerzbank AG	6.750%	10/5/2033	4,000	4,987
[6,12]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.700%	5.880%	9/12/2035	4,770	3,499
[6,12]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 2.050%	6.414%	10/25/2033	18,670	13,760
	Corebridge Financial Inc.	3.850%	4/5/2029	15,521	15,202
[4]	Credit Agricole SA	4.631%	9/11/2028	16,497	16,502
[4]	Credit Agricole SA	4.656%	1/12/2032	37,895	37,407
[9]	Credit Agricole SA	5.500%	8/28/2033	9,600	11,698
[9]	Credit Mutuel Arkea SA	4.810%	5/15/2035	6,000	7,215
[4]	Danske Bank A/S	4.662%	3/27/2029	11,740	11,754
[4]	Danske Bank A/S	5.705%	3/1/2030	59,594	61,212
[4]	Danske Bank A/S	5.019%	3/4/2031	3,296	3,317
[4]	Danske Bank A/S	4.999%	3/27/2032	15,980	16,032
[4]	Depository Trust Co.	4.300%	3/27/2029	18,330	18,306
[4]	Depository Trust Co.	4.550%	3/27/2031	13,830	13,840
	Deutsche Bank AG	5.373%	1/10/2029	27,298	27,598
	Deutsche Bank AG	6.819%	11/20/2029	61,475	64,476
	Deutsche Bank AG	4.999%	9/11/2030	35,642	35,775
	Deutsche Bank AG	5.297%	5/9/2031	36,004	36,369
	Deutsche Bank AG	4.950%	8/4/2031	62,332	62,114
	Deutsche Bank AG	4.725%	2/6/2032	23,860	23,493
	Deutsche Bank AG	5.060%	4/14/2032	23,864	23,844
[9]	Deutsche Pfandbriefbank AG	4.000%	1/27/2028	2,822	3,306
[4]	DNB Bank ASA	4.853%	11/5/2030	27,327	27,590
[4]	DNB Bank ASA	4.384%	11/4/2031	37,915	37,356
[13,14]	DPS Lehman Brothers Holdings	0.000%	8/19/2065	9,410	1
[9]	ELM BV for Helvetia Schweizerische Versicherungsgesellschaft AG	3.375%	9/29/2047	5,127	5,971
	Equifax Inc.	4.800%	9/15/2029	8,122	8,152
	Equifax Inc.	3.100%	5/15/2030	16,004	15,005
	Equitable Holdings Inc.	4.350%	4/20/2028	4,550	4,530
[4]	Fair Isaac Corp.	4.000%	6/15/2028	5,170	5,049
	Fidelity National Financial Inc.	4.500%	8/15/2028	480	478
	Fidelity National Information Services Inc.	4.450%	3/10/2028	50,410	50,268
	Fidelity National Information Services Inc.	4.550%	3/10/2029	49,670	49,470
	Fidelity National Information Services Inc.	4.800%	3/10/2031	47,570	47,300
	Fifth Third Bancorp	2.550%	5/5/2027	9,564	9,404
	Fifth Third Bancorp	6.361%	10/27/2028	72,951	74,873
	Fifth Third Bancorp	6.339%	7/27/2029	117,020	121,205
	Fifth Third Bancorp	4.772%	7/28/2030	25,240	25,220
	Fifth Third Bancorp	4.895%	9/6/2030	34,503	34,611
	Fifth Third Financial Corp.	5.982%	1/30/2030	18,206	18,774
	Fiserv Inc.	5.450%	3/2/2028	36,111	36,563
	Fiserv Inc.	5.375%	8/21/2028	27,403	27,788
	Fiserv Inc.	3.500%	7/1/2029	46,063	44,271
	Fiserv Inc.	4.750%	3/15/2030	47,766	47,351
	Fiserv Inc.	2.650%	6/1/2030	9,500	8,690
[4]	Freedom Mortgage Holdings LLC	6.875%	5/1/2031	1,160	1,119
[9]	GA Global Funding Trust	3.750%	6/20/2032	6,000	6,802
	Gaci First Investment Co.	5.000%	1/29/2029	98,335	98,928
	GATX Corp.	4.550%	11/7/2028	5,675	5,680

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	GATX Corp.	4.700%	4/1/2029	3,480	3,491
[4]	GGAM Finance Ltd.	8.000%	2/15/2027	2,089	2,108
[4]	Global Atlantic Fin Co.	4.400%	10/15/2029	9,782	9,488
[4]	Global Atlantic Fin Co.	3.125%	6/15/2031	28,159	25,056
	Goldman Sachs Group Inc.	3.691%	6/5/2028	24,069	23,861
	Goldman Sachs Group Inc.	4.482%	8/23/2028	33,126	33,133
	Goldman Sachs Group Inc.	4.148%	1/21/2029	127,320	126,392
	Goldman Sachs Group Inc.	4.153%	10/21/2029	140,505	139,002
	Goldman Sachs Group Inc.	6.484%	10/24/2029	36,448	38,024
	Goldman Sachs Group Inc.	4.594%	4/20/2030	46,058	45,949
	Goldman Sachs Group Inc.	5.727%	4/25/2030	42,489	43,758
	Goldman Sachs Group Inc.	5.049%	7/23/2030	37,902	38,327
	Goldman Sachs Group Inc.	4.692%	10/23/2030	33,582	33,586
	Goldman Sachs Group Inc.	5.207%	1/28/2031	77,347	78,565
	Goldman Sachs Group Inc.	5.218%	4/23/2031	30,614	31,122
	Goldman Sachs Group Inc.	4.369%	10/21/2031	128,254	125,829
	Goldman Sachs Group Inc.	4.516%	1/21/2032	125,820	123,956
	Golub Capital BDC Inc.	7.050%	12/5/2028	16,889	17,385
	Golub Capital BDC Inc.	6.000%	7/15/2029	11,449	11,481
	Golub Capital Private Credit Fund	5.875%	5/1/2030	27,430	27,098
	Horace Mann Educators Corp.	7.250%	9/15/2028	3,646	3,837
[4]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	7.250%	2/15/2031	3,515	3,535
[4]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	8.125%	2/15/2032	1,450	1,385
	HPS Corporate Lending Fund	5.450%	1/14/2028	70,260	70,068
	HPS Corporate Lending Fund	4.900%	9/11/2028	9,732	9,517
	HPS Corporate Lending Fund	5.850%	6/5/2030	56,844	56,026
	HSBC Holdings plc	5.597%	5/17/2028	47,999	48,539
	HSBC Holdings plc	4.755%	6/9/2028	42,586	42,674
	HSBC Holdings plc	5.210%	8/11/2028	13,574	13,685
	HSBC Holdings plc	2.013%	9/22/2028	16,592	16,030
	HSBC Holdings plc	7.390%	11/3/2028	57,401	59,714
	HSBC Holdings plc	5.130%	11/19/2028	39,903	40,226
	HSBC Holdings plc	4.899%	3/3/2029	21,645	21,755
	HSBC Holdings plc	6.161%	3/9/2029	38,927	40,023
	HSBC Holdings plc	4.583%	6/19/2029	2,912	2,910
	HSBC Holdings plc	2.206%	8/17/2029	41,109	38,974
	HSBC Holdings plc	5.546%	3/4/2030	36,539	37,378
	HSBC Holdings plc	4.398%	3/10/2030	44,380	44,068
	HSBC Holdings plc	3.973%	5/22/2030	75,385	73,801
	HSBC Holdings plc	5.286%	11/19/2030	55,754	56,753
	HSBC Holdings plc	5.130%	3/3/2031	36,382	36,828
	HSBC Holdings plc	5.240%	5/13/2031	81,725	82,914
	HSBC Holdings plc	4.619%	11/6/2031	47,915	47,461
	HSBC USA Inc.	4.650%	6/3/2028	6,198	6,239
	Huntington Bancshares Inc.	4.443%	8/4/2028	20,991	20,970
	Huntington Bancshares Inc.	6.208%	8/21/2029	91,935	95,136
	Huntington National Bank	4.871%	4/12/2028	21,874	21,948
	Huntington National Bank	4.552%	5/17/2028	5,848	5,849
	Huntington National Bank	5.650%	1/10/2030	30,982	32,015
	ING Groep NV	4.550%	10/2/2028	13,692	13,719
	ING Groep NV	4.803%	3/23/2032	23,680	23,579
[9]	ING Groep NV	4.375%	8/15/2034	3,200	3,808
	Intercontinental Exchange Inc.	4.000%	9/15/2027	30,000	29,899
	Intercontinental Exchange Inc.	3.625%	9/1/2028	78,806	77,628
	Jefferies Financial Group Inc.	5.875%	7/21/2028	18,282	18,679
	Jefferies Financial Group Inc.	4.150%	1/23/2030	9,500	9,221
	JPMorgan Chase & Co.	3.540%	5/1/2028	15,652	15,520
	JPMorgan Chase & Co.	2.182%	6/1/2028	50,660	49,479
	JPMorgan Chase & Co.	4.979%	7/22/2028	38,059	38,307
	JPMorgan Chase & Co.	4.851%	7/25/2028	4,571	4,595
	JPMorgan Chase & Co.	4.505%	10/22/2028	33,116	33,150
	JPMorgan Chase & Co.	4.005%	4/23/2029	46,401	46,034
	JPMorgan Chase & Co.	2.069%	6/1/2029	17,810	16,967
	JPMorgan Chase & Co.	4.203%	7/23/2029	33,810	33,598
	JPMorgan Chase & Co.	5.299%	7/24/2029	37,372	37,992
	JPMorgan Chase & Co.	6.087%	10/23/2029	22,866	23,702
	JPMorgan Chase & Co.	5.012%	1/23/2030	33,639	34,034
	JPMorgan Chase & Co.	5.581%	4/22/2030	63,955	65,773
	JPMorgan Chase & Co.	4.408%	4/23/2030	49,095	48,891
	JPMorgan Chase & Co.	3.702%	5/6/2030	27,407	26,761

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	4.565%	6/14/2030	18,218	18,226
	JPMorgan Chase & Co.	4.995%	7/22/2030	63,358	64,141
	JPMorgan Chase & Co.	2.739%	10/15/2030	23,940	22,540
	JPMorgan Chase & Co.	4.603%	10/22/2030	16,940	16,965
	JPMorgan Chase & Co.	5.140%	1/24/2031	84,277	85,744
	JPMorgan Chase & Co.	4.493%	3/24/2031	19,130	19,070
	JPMorgan Chase & Co.	5.103%	4/22/2031	7,281	7,418
	JPMorgan Chase & Co.	4.255%	10/22/2031	47,675	46,884
	JPMorgan Chase & Co.	4.347%	1/22/2032	72,140	71,018
	JPMorgan Chase & Co.	4.622%	4/23/2032	43,790	43,578
[9]	KBC Group NV	4.750%	4/17/2035	2,500	3,021
	Keybank National Association	3.900%	4/13/2029	3,895	3,811
	KeyCorp	2.550%	10/1/2029	12,053	11,287
[9]	Kommunalkredit Austria AG	5.250%	3/28/2029	13,000	15,726
[10]	Legal & General Group plc	3.750%	11/26/2049	14,300	18,240
[4]	Lincoln Financial Global Funding	4.200%	1/12/2029	12,145	12,004
	Lloyds Banking Group plc	3.574%	11/7/2028	11,743	11,595
	Lloyds Banking Group plc	4.818%	6/13/2029	23,869	24,021
	Lloyds Banking Group plc	4.425%	11/4/2031	3,139	3,093
[6,12]	Lloyds Banking Group plc, 3M Australian Bank Bill Rate + 2.000%	6.183%	3/17/2029	18,860	13,815
	LPL Holdings Inc.	5.700%	5/20/2027	13,702	13,855
	LPL Holdings Inc.	5.200%	3/15/2030	33,316	33,635
	M&T Bank Corp.	4.553%	8/16/2028	94,851	94,826
	M&T Bank Corp.	7.413%	10/30/2029	97,224	103,599
	M&T Bank Corp.	5.179%	7/8/2031	30,823	31,193
	M&T Bank Corp.	5.400%	7/30/2035	19,898	19,905
[6,12]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 1.850%	5.837%	2/20/2035	20,470	14,994
[6,12]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 1.950%	5.917%	3/1/2034	22,060	16,185
	Manufacturers & Traders Trust Co.	3.400%	8/17/2027	11,323	11,158
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	90,692	91,179
	Manufacturers & Traders Trust Co.	4.762%	7/6/2028	48,910	49,035
	Manufacturers & Traders Trust Co.	4.548%	4/18/2030	35,690	35,597
	Marsh & McLennan Cos. Inc.	4.650%	3/15/2030	91,081	91,553
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/2028	17,655	17,769
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/2028	3,840	3,885
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/2029	33,904	34,423
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/2029	25,466	25,807
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/2030	19,971	20,322
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/2031	47,534	48,264
	Mitsubishi UFJ Financial Group Inc.	5.159%	4/24/2031	5,465	5,546
	Mitsubishi UFJ Financial Group Inc.	4.527%	9/12/2031	71,578	70,756
	Mitsubishi UFJ Financial Group Inc.	4.505%	1/14/2032	29,410	28,967
	Mizuho Financial Group Inc.	5.667%	5/27/2029	17,918	18,347
[6]	Morgan Stanley	3.591%	7/22/2028	38,296	37,870
	Morgan Stanley	6.296%	10/18/2028	76,066	78,016
	Morgan Stanley	3.772%	1/24/2029	24,678	24,368
	Morgan Stanley	5.123%	2/1/2029	45,275	45,724
	Morgan Stanley	5.164%	4/20/2029	116,044	117,312
	Morgan Stanley	5.449%	7/20/2029	28,281	28,804
	Morgan Stanley	4.133%	10/18/2029	52,445	51,882
	Morgan Stanley	6.407%	11/1/2029	22,838	23,799
	Morgan Stanley	4.238%	1/9/2030	92,275	91,320
	Morgan Stanley	5.173%	1/16/2030	24,394	24,716
	Morgan Stanley	5.656%	4/18/2030	63,955	65,699
	Morgan Stanley	5.042%	7/19/2030	145,920	147,564
	Morgan Stanley	4.654%	10/18/2030	63,822	63,699
	Morgan Stanley	5.230%	1/15/2031	87,496	88,911
	Morgan Stanley	2.699%	1/22/2031	9,594	8,923
	Morgan Stanley	5.192%	4/17/2031	61,423	62,373
	Morgan Stanley	4.356%	10/22/2031	31,490	30,883
	Morgan Stanley	4.493%	1/16/2032	83,885	82,518
	Morgan Stanley	4.809%	4/16/2032	47,190	47,077
	Morgan Stanley Bank NA	5.504%	5/26/2028	27,109	27,410
	Morgan Stanley Bank NA	4.968%	7/14/2028	74,051	74,469
	Morgan Stanley Bank NA	5.016%	1/12/2029	87,230	88,045
	Morgan Stanley Private Bank NA	4.466%	7/6/2028	28,050	28,041
	Morgan Stanley Private Bank NA	4.204%	11/17/2028	50,290	50,108
	Morgan Stanley Private Bank NA	4.734%	7/18/2031	91,220	91,074
	Morgan Stanley Private Bank NA	4.465%	11/19/2031	25,264	24,910
	Nasdaq Inc.	5.350%	6/28/2028	26,805	27,305

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	National Bank of Canada	5.600%	12/18/2028	18,282	18,819
	National Bank of Canada	4.500%	10/10/2029	18,216	18,202
[4]	National Securities Clearing Corp.	4.900%	6/26/2029	49,984	50,822
	NatWest Group plc	3.073%	5/22/2028	10,295	10,149
	NatWest Group plc	5.516%	9/30/2028	9,208	9,341
	NatWest Group plc	4.892%	5/18/2029	10,006	10,069
	NatWest Group plc	5.076%	1/27/2030	19,155	19,363
	NatWest Group plc	4.445%	5/8/2030	5,482	5,453
	NatWest Group plc	4.964%	8/15/2030	54,169	54,644
	NatWest Group plc	5.115%	5/23/2031	12,304	12,447
[10]	NatWest Group plc	2.105%	11/28/2031	19,685	26,522
[9]	NatWest Group plc	1.043%	9/14/2032	5,000	5,701
[4]	Nippon Life Insurance Co.	4.748%	4/2/2031	36,435	36,455
	NMI Holdings Inc.	6.000%	8/15/2029	9,136	9,362
	Nomura Holdings Inc.	5.594%	7/2/2027	43,355	43,838
	Nomura Holdings Inc.	5.386%	7/6/2027	15,567	15,709
	Nomura Holdings Inc.	5.842%	1/18/2028	15,482	15,792
	Nomura Holdings Inc.	6.070%	7/12/2028	20,050	20,646
	Nomura Holdings Inc.	3.103%	1/16/2030	13,602	12,827
	Nomura Holdings Inc.	4.904%	7/1/2030	27,751	27,754
	Nomura Holdings Inc.	2.679%	7/16/2030	27,122	24,874
	Northern Trust Corp.	4.150%	11/19/2030	5,610	5,564
	Northern Trust Corp.	3.375%	5/8/2032	24,603	24,275
[4]	Nuveen LLC	5.550%	1/15/2030	13,707	14,058
	OneMain Finance Corp.	6.625%	5/15/2029	4,629	4,712
[10]	OSB Group plc	9.993%	7/27/2033	3,000	4,384
[4]	Panther Escrow Issuer LLC	7.125%	6/1/2031	668	671
[10]	Pension Insurance Corp. plc	4.625%	5/7/2031	3,200	4,072
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.400%	7/1/2027	8,418	8,402
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.875%	11/15/2027	12,523	12,744
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	6.050%	8/1/2028	22,700	23,331
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.250%	2/1/2030	22,988	23,319
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.550%	1/15/2031	24,038	23,754
[4]	Phoenix Aviation Capital Ltd.	9.250%	7/15/2030	4,785	4,909
	Pinnacle Bank	5.625%	2/15/2028	20,203	20,346
	Pinnacle Bank	5.957%	1/15/2036	13,927	13,828
	Pinnacle Financial Partners Inc.	6.168%	11/1/2030	63,987	65,593
	PNC Bank NA	2.700%	10/22/2029	25,571	24,062
	PNC Financial Services Group Inc.	5.582%	6/12/2029	99,696	102,096
	PNC Financial Services Group Inc.	5.492%	5/14/2030	130,682	134,229
	PNC Financial Services Group Inc.	5.222%	1/29/2031	47,601	48,572
	PNC Financial Services Group Inc.	4.899%	5/13/2031	84,455	85,091
	Principal Financial Group Inc.	3.700%	5/15/2029	7,097	6,932
	Principal Financial Group Inc.	2.125%	6/15/2030	7,859	7,122
	Progressive Corp.	3.200%	3/26/2030	8,768	8,391
	Progressive Corp.	4.600%	3/26/2031	30,240	30,340
[9]	Raiffeisen Bank International AG	2.875%	6/18/2032	25,700	29,845
	Regions Financial Corp.	5.722%	6/6/2030	147,608	151,628
	Reinsurance Group of America Inc.	3.150%	6/15/2030	2,665	2,499
	RenaissanceRe Finance Inc.	3.450%	7/1/2027	14,780	14,631
[4]	Rocket Cos. Inc.	6.125%	8/1/2030	5,735	5,823
[4]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	2.875%	10/15/2026	3,874	3,839
[4]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	3.625%	3/1/2029	1,910	1,829
	Royal Bank of Canada	6.000%	11/1/2027	45,845	47,035
	Royal Bank of Canada	4.522%	10/18/2028	86,121	86,275
	Royal Bank of Canada	4.965%	1/24/2029	21,196	21,382
	Royal Bank of Canada	4.969%	8/2/2030	104,228	105,471
	Royal Bank of Canada	4.650%	10/18/2030	32,686	32,777
	Royal Bank of Canada	5.153%	2/4/2031	124,064	126,148
	Royal Bank of Canada	4.970%	5/2/2031	38,723	39,193
	Royal Bank of Canada	4.696%	8/6/2031	2,980	2,979
	Royal Bank of Canada	4.305%	11/3/2031	29,120	28,636
[4]	Ryan Specialty LLC	5.875%	8/1/2032	807	808
	Santander UK Group Holdings plc	4.320%	9/22/2029	33,719	33,449
[4]	Shift4 Payments LLC / Shift4 Payments Finance Sub Inc.	6.750%	8/15/2032	1,010	1,008
	Sixth Street Lending Partners	6.500%	3/11/2029	37,099	37,931
	Sixth Street Lending Partners	5.750%	1/15/2030	19,090	18,992
	Sixth Street Lending Partners	6.125%	7/15/2030	36,449	36,636
	Sixth Street Specialty Lending Inc.	6.125%	3/1/2029	13,655	13,839
[4]	Societe Generale SA	4.450%	4/12/2030	47,675	47,213

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Starwood Property Trust Inc.	7.250%	4/1/2029	230	238
[4]	Starwood Property Trust Inc.	6.000%	4/15/2030	1,480	1,495
[4]	Starwood Property Trust Inc.	6.500%	10/15/2030	1,610	1,656
	State Street Bank & Trust Co.	4.782%	11/23/2029	30,710	31,152
	State Street Corp.	4.834%	4/24/2030	9,560	9,697
	State Street Corp.	4.558%	4/23/2032	29,155	29,012
	State Street Corp.	3.031%	11/1/2034	34,584	32,493
	Sumisho Air Lease Corp.	5.300%	2/1/2028	14,251	14,402
	Sumisho Air Lease Corp.	4.625%	10/1/2028	13,874	13,837
	Sumisho Air Lease Corp.	5.100%	3/1/2029	22,802	23,011
	Sumisho Air Lease Corp.	3.000%	2/1/2030	24,452	22,820
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/2028	12,273	12,494
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/2028	7,287	7,191
	Sumitomo Mitsui Financial Group Inc.	5.800%	7/13/2028	13,745	14,128
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/2028	12,027	11,333
	Sumitomo Mitsui Financial Group Inc.	4.108%	1/15/2029	18,360	18,204
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/2029	30,706	31,359
	Sumitomo Mitsui Financial Group Inc.	5.240%	4/15/2030	17,940	18,308
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/2030	14,713	13,281
	Sumitomo Mitsui Financial Group Inc.	5.852%	7/13/2030	14,340	14,930
	Sumitomo Mitsui Financial Group Inc.	4.660%	7/8/2031	28,625	28,478
	Sumitomo Mitsui Financial Group Inc.	4.494%	1/15/2032	18,370	18,090
[4]	Takeoff Merger Sub Inc.	4.400%	3/24/2028	45,680	45,458
[4]	Takeoff Merger Sub Inc.	4.500%	3/24/2029	46,820	46,521
[4]	Takeoff Merger Sub Inc.	4.850%	3/24/2031	38,380	38,042
[9]	Talanx AG	2.250%	12/5/2047	14,300	16,413
	Toronto-Dominion Bank	5.156%	1/10/2028	35,253	35,693
	Toronto-Dominion Bank	3.913%	1/13/2028	23,870	23,707
	Toronto-Dominion Bank	4.861%	1/31/2028	96,271	97,038
	Toronto-Dominion Bank	5.523%	7/17/2028	18,984	19,437
	Toronto-Dominion Bank	4.361%	4/23/2029	23,865	23,795
	Toronto-Dominion Bank	4.783%	12/17/2029	64,296	65,018
	Toronto-Dominion Bank	4.808%	6/3/2030	23,834	24,034
	Toronto-Dominion Bank	4.411%	1/13/2031	23,875	23,667
[9]	Triodos Bank NV	4.875%	9/12/2029	17,700	21,072
	Truist Bank	4.420%	7/24/2028	70,370	70,319
	Truist Bank	4.144%	1/27/2029	19,670	19,577
	Truist Financial Corp.	4.873%	1/26/2029	44,096	44,406
	Truist Financial Corp.	7.161%	10/30/2029	33,512	35,554
	Truist Financial Corp.	5.435%	1/24/2030	12,119	12,400
	Truist Financial Corp.	5.071%	5/20/2031	68,715	69,516
	Truist Financial Corp.	4.597%	1/27/2032	26,750	26,479
	UBS AG	5.650%	9/11/2028	75,844	78,165
	UBS AG / Stamford CT	4.302%	3/16/2029	16,310	16,297
[4]	UBS Group AG	4.282%	1/9/2028	49,651	49,524
[4]	UBS Group AG	4.253%	3/23/2028	14,020	13,987
[4]	UBS Group AG	3.869%	1/12/2029	23,237	22,978
[4]	UBS Group AG	4.151%	12/23/2029	91,440	90,456
[4]	UBS Group AG	5.428%	2/8/2030	132,037	134,708
[4]	UBS Group AG	4.214%	4/10/2030	38,180	37,703
[4]	UBS Group AG	3.126%	8/13/2030	9,492	9,035
[4]	UBS Group AG	5.617%	9/13/2030	50,787	52,246
[4]	UBS Group AG	4.398%	9/23/2031	64,091	62,956
[4]	UBS Group AG	4.588%	8/10/2032	43,790	43,094
[9]	UniCredit SpA	5.375%	4/16/2034	4,700	5,734
	US Bancorp	4.548%	7/22/2028	34,208	34,257
	US Bancorp	4.653%	2/1/2029	36,997	37,139
	US Bancorp	5.775%	6/12/2029	52,371	53,732
	US Bancorp	5.384%	1/23/2030	22,211	22,745
	US Bancorp	5.100%	7/23/2030	29,542	30,041
	US Bancorp	5.046%	2/12/2031	102,470	103,955
	US Bancorp	5.083%	5/15/2031	57,288	58,160
	US Bancorp	4.481%	1/26/2032	28,640	28,303
[4]	UWM Holdings LLC	6.625%	2/1/2030	363	348
	Verisk Analytics Inc.	4.450%	3/15/2031	8,518	8,397
[9]	Volksbank Wien AG	5.750%	6/21/2034	14,100	17,061
[9]	Volksbank Wien AG	5.500%	12/4/2035	2,900	3,495
[13]	Washington Mutual Bank / Debt not acquired by JPMorgan	6.875%	6/15/2011	21,983	2
	Wells Fargo & Co.	4.300%	7/22/2027	24,313	24,281
	Wells Fargo & Co.	3.584%	5/22/2028	89,503	88,744

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wells Fargo & Co.	2.393%	6/2/2028	61,461	60,124
	Wells Fargo & Co.	4.808%	7/25/2028	58,544	58,781
	Wells Fargo & Co.	5.574%	7/25/2029	80,593	82,378
	Wells Fargo & Co.	4.078%	9/15/2029	23,854	23,605
	Wells Fargo & Co.	6.303%	10/23/2029	18,272	19,014
	Wells Fargo & Co.	4.182%	1/23/2030	83,880	83,132
	Wells Fargo & Co.	5.198%	1/23/2030	36,401	37,020
	Wells Fargo & Co.	2.879%	10/30/2030	13,669	12,904
	Wells Fargo & Co.	5.244%	1/24/2031	69,991	71,348
	Wells Fargo & Co.	2.572%	2/11/2031	5,278	4,896
	Wells Fargo & Co.	4.478%	4/4/2031	47,823	47,439
	Wells Fargo & Co.	5.150%	4/23/2031	36,011	36,630
[6,12]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.230%	5.177%	11/11/2027	32,200	23,438
[6,12]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.670%	5.992%	7/10/2034	8,600	6,290
[6,12]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.880%	6.197%	4/3/2034	6,700	4,925
	Willis North America Inc.	4.650%	6/15/2027	18,415	18,457
	Willis North America Inc.	4.500%	9/15/2028	11,875	11,860
	Willis North America Inc.	2.950%	9/15/2029	11,613	11,015
[9]	Zurich Finance Ireland Designated Activity Co.	1.875%	9/17/2050	1,500	1,624
					16,347,528
Health Care (7.9%)
[4]	1261229 BC Ltd.	10.000%	4/15/2032	2,490	2,572
	Abbott Laboratories	3.700%	3/9/2029	176,970	174,572
	Abbott Laboratories	4.000%	3/15/2031	381,230	374,169
	AbbVie Inc.	3.775%	3/3/2028	33,195	32,989
	AbbVie Inc.	4.800%	3/15/2029	307,838	312,331
	AbbVie Inc.	3.200%	11/21/2029	124,197	119,453
	AbbVie Inc.	4.125%	3/15/2031	66,705	65,673
	Agilent Technologies Inc.	4.200%	9/9/2027	43,809	43,715
	Amgen Inc.	3.200%	11/2/2027	6,782	6,683
	Amgen Inc.	5.150%	3/2/2028	153,192	155,306
	Amgen Inc.	1.650%	8/15/2028	12,854	12,120
	Amgen Inc.	2.450%	2/21/2030	21,020	19,541
	Amgen Inc.	5.250%	3/2/2030	39,730	40,739
	Amgen Inc.	4.200%	2/19/2031	70,675	69,691
	Ascension Health	4.078%	11/15/2028	28,545	28,442
	Ascension Health	4.294%	11/15/2030	47,575	47,052
	Augusta SpinCo Corp.	4.321%	9/23/2027	43,065	43,006
	Augusta SpinCo Corp.	4.398%	3/23/2029	37,760	37,624
	Augusta SpinCo Corp.	4.656%	3/23/2031	47,195	47,061
	Baxter International Inc.	3.950%	4/1/2030	38,998	37,468
[9]	Bayer AG	6.625%	9/25/2083	7,200	8,854
	Becton Dickinson & Co.	3.700%	6/6/2027	66,211	65,747
	Becton Dickinson & Co.	4.693%	2/13/2028	19,648	19,720
	Becton Dickinson & Co.	4.874%	2/8/2029	37,227	37,589
	Becton Dickinson & Co.	2.823%	5/20/2030	19,302	18,042
	Cardinal Health Inc.	3.410%	6/15/2027	932	922
	Cardinal Health Inc.	5.125%	2/15/2029	35,259	35,833
	Cardinal Health Inc.	5.000%	11/15/2029	45,541	46,178
	Cencora Inc.	3.450%	12/15/2027	35,499	34,957
	Cencora Inc.	4.625%	12/15/2027	2,090	2,097
	Cencora Inc.	3.950%	2/13/2029	28,570	28,159
	Cencora Inc.	2.800%	5/15/2030	5,450	5,090
	Cencora Inc.	4.250%	11/15/2030	19,045	18,722
[4]	Charles River Laboratories International Inc.	3.750%	3/15/2029	3,565	3,410
[4]	CHS / Community Health Systems Inc.	10.875%	1/15/2032	1,130	1,213
	Cigna Group	4.375%	10/15/2028	37,176	37,163
	Cigna Group	4.500%	9/15/2030	37,064	37,023
	CommonSpirit Health	4.352%	9/1/2030	18,085	17,801
	CommonSpirit Health	2.782%	10/1/2030	9,475	8,743
	CVS Health Corp.	3.625%	4/1/2027	46,475	46,230
	CVS Health Corp.	1.300%	8/21/2027	63,018	60,543
	CVS Health Corp.	4.300%	3/25/2028	80,438	80,164
	CVS Health Corp.	5.000%	1/30/2029	34,843	35,266
	CVS Health Corp.	5.400%	6/1/2029	35,607	36,421
	CVS Health Corp.	3.250%	8/15/2029	54,666	52,462
	CVS Health Corp.	5.125%	2/21/2030	24,947	25,360
	CVS Health Corp.	1.750%	8/21/2030	31,875	28,198
[4]	DaVita Inc.	4.625%	6/1/2030	1,287	1,246

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Elevance Health Inc.	4.101%	3/1/2028	27,072	26,927
	Elevance Health Inc.	5.150%	6/15/2029	21,908	22,299
	Elevance Health Inc.	2.875%	9/15/2029	6,862	6,512
	Elevance Health Inc.	4.750%	2/15/2030	36,162	36,398
	Elevance Health Inc.	2.250%	5/15/2030	23,965	21,891
[4]	Endo Finance Holdings LP	8.500%	4/15/2031	343	364
	GE HealthCare Technologies Inc.	5.650%	11/15/2027	107,065	108,994
	GE HealthCare Technologies Inc.	4.150%	12/15/2028	38,260	37,988
	GE HealthCare Technologies Inc.	4.800%	8/14/2029	14,157	14,271
	GE HealthCare Technologies Inc.	5.857%	3/15/2030	60,164	62,665
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	48,079	48,202
[4]	Genmab A/S / Genmab Finance LLC	6.250%	12/15/2032	375	385
	Gilead Sciences Inc.	4.800%	11/15/2029	7,632	7,759
	HCA Inc.	5.000%	3/1/2028	14,062	14,182
	HCA Inc.	5.625%	9/1/2028	5,551	5,659
	HCA Inc.	5.875%	2/1/2029	15,812	16,249
	HCA Inc.	3.375%	3/15/2029	4,655	4,510
	HCA Inc.	5.250%	3/1/2030	20,114	20,493
	HCA Inc.	3.500%	9/1/2030	91,415	86,933
	HCA Inc.	4.300%	11/15/2030	33,250	32,658
	HCA Inc.	4.700%	5/15/2031	93,025	92,441
[4]	Highmark Inc.	1.450%	5/10/2026	33,242	33,196
	Humana Inc.	5.750%	3/1/2028	24,879	25,353
[4]	IQVIA Inc.	5.000%	10/15/2026	2,865	2,865
	Laboratory Corp. of America Holdings	2.950%	12/1/2029	18,605	17,668
	McKesson Corp.	3.950%	2/16/2028	977	970
	McKesson Corp.	4.650%	5/30/2030	71,570	72,035
[4]	Medline Borrower LP	5.250%	10/1/2029	5,356	5,331
	Merck & Co. Inc.	4.150%	3/15/2031	46,415	45,796
	Novartis Capital Corp.	4.100%	3/16/2029	39,790	39,675
	Novartis Capital Corp.	4.400%	3/18/2031	109,430	109,257
[4,9]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	2.875%	4/30/2028	3,297	3,819
[4]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	4.125%	4/30/2028	1,865	1,842
	Pfizer Inc.	4.200%	11/15/2030	58,045	57,549
	Pfizer Investment Enterprises Pte Ltd.	4.450%	5/19/2028	236,093	237,171
	Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	11,527	10,762
	Quest Diagnostics Inc.	4.600%	12/15/2027	18,253	18,313
	Quest Diagnostics Inc.	4.200%	6/30/2029	9,612	9,541
	Quest Diagnostics Inc.	4.625%	12/15/2029	19,608	19,728
	Quest Diagnostics Inc.	2.950%	6/30/2030	7,471	7,016
[9]	RAY Financing LLC	6.500%	7/15/2031	1,185	1,401
	Revvity Inc.	3.300%	9/15/2029	13,664	13,099
[4]	Roche Holdings Inc.	5.338%	11/13/2028	14,325	14,712
[4]	Roche Holdings Inc.	4.790%	3/8/2029	59,380	60,299
	Royalty Pharma plc	1.750%	9/2/2027	25,604	24,715
	Royalty Pharma plc	2.200%	9/2/2030	9,540	8,614
[4]	Star Parent Inc.	9.000%	10/1/2030	1,050	1,100
	Stryker Corp.	4.250%	9/11/2029	21,784	21,685
	Stryker Corp.	4.850%	2/10/2030	18,192	18,423
	Stryker Corp.	1.950%	6/15/2030	7,500	6,785
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/2028	7,257	7,350
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/2030	28,313	25,758
	Teleflex Inc.	4.625%	11/15/2027	380	378
	Tenet Healthcare Corp.	4.250%	6/1/2029	1,125	1,095
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/2026	5,372	5,332
	Teva Pharmaceutical Finance Netherlands III BV	4.750%	5/9/2027	473	472
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/2029	240	240
	Teva Pharmaceutical Finance Netherlands IV BV	5.750%	12/1/2030	2,600	2,664
	Thermo Fisher Scientific Inc.	4.215%	2/12/2031	43,779	43,280
	UnitedHealth Group Inc.	4.250%	1/15/2029	17,066	17,041
	UnitedHealth Group Inc.	4.000%	5/15/2029	28,605	28,322
	UnitedHealth Group Inc.	4.800%	1/15/2030	9,705	9,825
	UnitedHealth Group Inc.	2.000%	5/15/2030	22,670	20,611
	UnitedHealth Group Inc.	4.650%	1/15/2031	24,290	24,440
	Zimmer Biomet Holdings Inc.	5.350%	12/1/2028	31,945	32,619
	Zimmer Biomet Holdings Inc.	5.050%	2/19/2030	74,775	75,841
					4,315,128

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Industrials (5.6%)
[4]	Air Canada	3.875%	8/15/2026	18,062	18,016
	Allegion plc	3.500%	10/1/2029	11,112	10,705
[4]	Allison Transmission Inc.	4.750%	10/1/2027	1,700	1,696
[4]	American Airlines Inc.	7.250%	2/15/2028	2,725	2,762
[4]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.750%	4/20/2029	2,385	2,386
	Amphenol Corp.	3.800%	11/15/2027	42,365	42,109
	Amphenol Corp.	3.900%	11/15/2028	25,401	25,179
	Amphenol Corp.	4.125%	11/15/2030	35,441	34,909
[12]	Aurizon Finance Pty Ltd.	3.000%	3/9/2028	25,200	17,297
[4]	BAE Systems plc	5.125%	3/26/2029	47,554	48,553
	Boeing Co.	5.040%	5/1/2027	6,693	6,731
	Boeing Co.	6.259%	5/1/2027	22,192	22,576
	Boeing Co.	3.250%	2/1/2028	43,822	42,979
	Boeing Co.	3.450%	11/1/2028	11,301	11,026
	Boeing Co.	3.200%	3/1/2029	33,207	32,041
	Boeing Co.	6.298%	5/1/2029	65,792	69,004
	Boeing Co.	5.150%	5/1/2030	304,710	309,539
	Boeing Co.	6.388%	5/1/2031	23,898	25,535
[12]	Brisbane Airport Corp. Pty Ltd.	4.500%	12/30/2030	7,340	4,999
[4]	BWX Technologies Inc.	4.125%	6/30/2028	4,572	4,500
	Canadian Pacific Railway Co.	4.000%	6/1/2028	23,625	23,462
	Canadian Pacific Railway Co.	2.050%	3/5/2030	2,870	2,629
	Carrier Global Corp.	2.722%	2/15/2030	23,971	22,434
	Caterpillar Financial Services Corp.	3.750%	2/23/2029	16,578	16,374
[9]	CIMIC Finance Ltd.	1.500%	5/28/2029	14,500	15,885
[4]	Clean Harbors Inc.	5.125%	7/15/2029	1,990	1,978
	CNH Industrial Capital LLC	4.550%	4/10/2028	18,034	18,020
	CNH Industrial Capital LLC	5.500%	1/12/2029	22,847	23,360
	CNH Industrial Capital LLC	4.375%	3/7/2031	72,115	70,665
[4]	CompoSecure Holdings LLC	5.625%	2/1/2033	1,470	1,439
[9]	Czechoslovak Group A/S	5.250%	1/10/2031	10,600	12,782
[4]	Daimler Truck Finance North America LLC	4.950%	1/13/2028	11,196	11,285
[4]	Daimler Truck Finance North America LLC	5.125%	1/19/2028	13,735	13,855
[4]	Daimler Truck Finance North America LLC	5.400%	9/20/2028	25,315	25,805
[4]	Daimler Truck Finance North America LLC	5.250%	1/13/2030	62,374	63,506
	Deere Funding Canada Corp.	4.150%	10/9/2030	42,168	41,606
[4,5]	Delta Air Lines Inc. / SkyMiles IP Ltd.	4.750%	10/20/2028	70,651	70,704
	Eaton Capital ULC	4.450%	5/9/2030	29,830	29,803
	Eaton Corp.	3.850%	3/6/2028	80,460	79,912
	Eaton Corp.	3.950%	3/6/2029	29,450	29,150
	Eaton Corp.	4.200%	3/6/2031	21,980	21,671
[4]	Entegris Inc.	4.375%	4/15/2028	2,215	2,185
[4]	Entegris Inc.	4.750%	4/15/2029	2,483	2,467
[4]	Esab Corp.	5.625%	4/1/2031	1,195	1,205
	FedEx Corp.	3.400%	2/15/2028	13,990	13,755
[4]	Fedex Freight Holding Co. Inc.	4.300%	3/15/2029	25,502	25,189
[4]	Fedex Freight Holding Co. Inc.	4.650%	3/15/2031	17,980	17,738
[4]	Garda World Security Corp.	6.500%	1/15/2031	360	368
[4]	Garda World Security Corp.	8.250%	8/1/2032	995	1,018
[4]	Garda World Security Corp.	8.375%	11/15/2032	1,495	1,542
[4]	Gates Corp.	6.875%	7/1/2029	3,286	3,380
	GE Vernova Inc.	4.250%	2/4/2031	33,346	33,038
	General Electric Co.	4.300%	7/29/2030	22,471	22,429
[4]	Herc Holdings Inc.	7.000%	6/15/2030	715	744
	Hexcel Corp.	4.900%	5/15/2031	18,940	18,946
[4]	Honeywell Aerospace Inc.	3.900%	3/16/2028	87,283	86,629
[4]	Honeywell Aerospace Inc.	4.000%	3/16/2029	58,577	57,938
[4]	Honeywell Aerospace Inc.	4.300%	3/16/2031	91,006	89,878
	Howmet Aerospace Inc.	3.750%	3/3/2028	10,190	10,079
	Howmet Aerospace Inc.	3.900%	4/15/2029	14,251	14,038
	Huntington Ingalls Industries Inc.	3.483%	12/1/2027	29,715	29,247
	Huntington Ingalls Industries Inc.	2.043%	8/16/2028	2,132	2,022
	Huntington Ingalls Industries Inc.	5.353%	1/15/2030	44,044	44,962
	Huntington Ingalls Industries Inc.	4.200%	5/1/2030	18,273	17,949
	Ingersoll Rand Inc.	5.197%	6/15/2027	50,629	51,045
	Ingersoll Rand Inc.	5.400%	8/14/2028	2,451	2,505
	Ingersoll Rand Inc.	5.176%	6/15/2029	36,179	36,976
	Jacobs Solutions Inc.	4.750%	3/3/2031	45,910	45,438
[4]	JetBlue Airways Corp. / JetBlue Loyalty LP	9.875%	9/20/2031	1,605	1,493

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	John Deere Capital Corp.	4.500%	1/16/2029	18,655	18,802
	John Deere Capital Corp.	3.900%	3/9/2029	27,930	27,701
	John Deere Capital Corp.	4.200%	3/10/2031	17,638	17,454
	Keysight Technologies Inc.	5.350%	7/30/2030	29,050	29,806
	L3Harris Technologies Inc.	4.400%	6/15/2028	527	527
	L3Harris Technologies Inc.	5.050%	6/1/2029	44,479	45,276
	L3Harris Technologies Inc.	2.900%	12/15/2029	16,240	15,376
	Lennox International Inc.	1.700%	8/1/2027	6,455	6,246
	Lockheed Martin Corp.	4.150%	8/15/2028	16,881	16,881
	Lockheed Martin Corp.	4.500%	2/15/2029	24,884	25,039
	Lockheed Martin Corp.	4.400%	8/15/2030	26,349	26,329
[12]	Lonsdale Finance Pty Ltd.	5.500%	11/19/2031	2,860	2,019
[4]	Mueller Water Products Inc.	4.000%	6/15/2029	2,677	2,589
	Nordson Corp.	4.500%	12/15/2029	36,448	36,394
	Northrop Grumman Corp.	3.250%	1/15/2028	19,988	19,649
	Northrop Grumman Corp.	4.600%	2/1/2029	125,693	126,557
	Northrop Grumman Corp.	4.400%	5/1/2030	33,689	33,653
	Northrop Grumman Corp.	4.650%	7/15/2030	30,693	30,876
	Otis Worldwide Corp.	5.250%	8/16/2028	31,973	32,590
	Otis Worldwide Corp.	2.565%	2/15/2030	24,794	23,060
	Parker-Hannifin Corp.	3.250%	6/14/2029	17,702	17,113
	Paychex Inc.	5.100%	4/15/2030	12,890	13,022
[12]	Qantas Airways Ltd.	3.150%	9/27/2028	33,700	22,860
[4]	Raven Acquisition Holdings LLC	6.875%	11/15/2031	916	907
	Regal Rexnord Corp.	6.050%	4/15/2028	12,093	12,398
	RELX Capital Inc.	4.750%	3/27/2030	21,381	21,540
	Republic Services Inc.	4.875%	4/1/2029	23,103	23,442
	Republic Services Inc.	4.750%	7/15/2030	13,052	13,196
[4]	Roller Bearing Co. of America Inc.	4.375%	10/15/2029	602	588
	RTX Corp.	3.125%	5/4/2027	22,911	22,674
	RTX Corp.	4.125%	11/16/2028	84,418	84,084
	RTX Corp.	5.750%	1/15/2029	22,990	23,810
	RTX Corp.	7.500%	9/15/2029	5,970	6,546
	RTX Corp.	6.000%	3/15/2031	52,310	55,559
	Ryder System Inc.	5.650%	3/1/2028	9,160	9,357
	Ryder System Inc.	5.250%	6/1/2028	14,893	15,129
	Ryder System Inc.	6.300%	12/1/2028	59,370	61,966
	Ryder System Inc.	5.375%	3/15/2029	31,978	32,756
	Ryder System Inc.	4.300%	12/1/2030	15,909	15,706
	Southwest Airlines Co.	5.125%	6/15/2027	53,896	54,137
	Southwest Airlines Co.	3.450%	11/16/2027	9,947	9,764
[4]	TransDigm Inc.	6.750%	8/15/2028	3,867	3,921
	Tyco Electronics Group SA	4.625%	2/1/2030	14,340	14,475
	United Airlines Holdings Inc.	4.875%	3/1/2029	960	948
	United Airlines Holdings Inc.	5.375%	3/1/2031	480	473
[5]	United Airlines Pass Through Trust Class A Series 2020-1	5.875%	10/15/2027	1,024	1,043
	Veralto Corp.	5.350%	9/18/2028	9,968	10,154
[4]	WESCO Distribution Inc.	6.375%	3/15/2029	2,753	2,811
[4]	WESCO Distribution Inc.	5.250%	4/15/2031	475	475
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	17,090	17,290
					3,068,038
Materials (2.0%)
	Air Products & Chemicals Inc.	4.600%	2/8/2029	8,167	8,227
[4]	Alcoa Nederland Holding BV	6.125%	5/15/2028	285	285
	Amcor Flexibles North America Inc.	4.800%	3/17/2028	49,882	50,163
	Amcor Flexibles North America Inc.	5.100%	3/17/2030	25,000	25,309
[4]	ARC Falcon I Inc. / Arclin USA LLC / New Arclin US Holding Corp.	9.750%	3/1/2033	5,355	5,250
	ArcelorMittal SA	6.550%	11/29/2027	3,063	3,154
[4,9]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	5.000%	1/30/2031	1,100	1,285
[4]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	6.250%	1/30/2031	720	725
	Avery Dennison Corp.	4.875%	12/6/2028	9,081	9,174
	BHP Billiton Finance USA Ltd.	5.100%	9/8/2028	36,543	37,217
[4]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/2029	8,415	8,431
[4]	Canpack Group Inc. / CANPACK SA	6.000%	5/15/2031	690	690
[4]	Canpack SA / Canpack US LLC	3.875%	11/15/2029	1,825	1,725
[4]	Cleveland-Cliffs Inc.	4.625%	3/1/2029	4,255	4,102
	Commercial Metals Co.	4.125%	1/15/2030	1,525	1,461
	Corp. Nacional del Cobre de Chile	3.625%	8/1/2027	37,789	37,449
	Corp. Nacional del Cobre de Chile	3.000%	9/30/2029	13,449	12,694

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Corp. Nacional del Cobre de Chile	5.950%	1/8/2034	3,263	3,379
	Corp. Nacional del Cobre de Chile	6.330%	1/13/2035	4,806	5,087
	CRH America Finance Inc.	4.400%	2/9/2031	24,665	24,362
	Eastman Chemical Co.	4.500%	12/1/2028	6,824	6,828
	Eastman Chemical Co.	5.000%	8/1/2029	27,118	27,391
	Eastman Chemical Co.	4.500%	2/20/2031	28,640	28,125
[4]	Element Solutions Inc.	3.875%	9/1/2028	5,595	5,455
	FMC Corp.	3.450%	10/1/2029	1,905	1,731
	FMC Corp.	8.450%	11/1/2055	1,145	758
	Freeport Indonesia PT	4.763%	4/14/2027	21,556	21,561
	Freeport-McMoRan Inc.	4.375%	8/1/2028	16,638	16,553
	Freeport-McMoRan Inc.	4.250%	3/1/2030	12,053	11,848
[4,8]	Georgia-Pacific LLC	4.400%	5/15/2029	28,640	28,601
[4,8]	Georgia-Pacific LLC	4.600%	5/15/2031	24,720	24,687
[4]	Glencore Funding LLC	4.907%	4/1/2028	28,680	28,869
[4]	Glencore Funding LLC	5.371%	4/4/2029	28,129	28,687
[4]	Glencore Funding LLC	2.500%	9/1/2030	8,054	7,332
[4]	Glencore Funding LLC	4.900%	7/1/2031	53,050	53,109
[4]	Graphic Packaging International LLC	4.750%	7/15/2027	6,605	6,556
[4]	Graphic Packaging International LLC	3.500%	3/15/2028	369	357
[4]	Graphic Packaging International LLC	3.750%	2/1/2030	2,655	2,478
[4]	JH North America Holdings Inc.	5.875%	1/31/2031	1,860	1,860
[4]	Magnera Corp.	7.250%	11/15/2031	1,912	1,790
	Mosaic Co.	5.375%	11/15/2028	13,697	13,961
	Mosaic Co.	4.350%	1/15/2029	23,830	23,683
[4]	NOVA Chemicals Corp.	4.250%	5/15/2029	5,368	5,252
[4]	Novelis Corp.	4.750%	1/30/2030	1,754	1,681
	Nutrien Ltd.	5.200%	6/21/2027	36,529	36,828
	Nutrien Ltd.	4.900%	3/27/2028	42,067	42,413
	Nutrien Ltd.	4.200%	4/1/2029	13,702	13,604
	Nutrien Ltd.	2.950%	5/13/2030	15,272	14,341
[4]	Olympus Water US Holding Corp.	6.750%	8/1/2032	1,295	1,256
[4]	Olympus Water US Holding Corp.	7.250%	2/15/2033	4,885	4,775
	Owens Corning	5.500%	6/15/2027	17,560	17,768
	Owens Corning	3.500%	2/15/2030	10,863	10,430
[4]	Owens-Brockway Glass Container Inc.	6.625%	5/13/2027	2,284	2,285
[4]	Owens-Brockway Glass Container Inc.	7.250%	5/15/2031	2,290	2,191
	PPG Industries Inc.	4.375%	3/15/2031	47,680	47,055
[4]	Quikrete Holdings Inc.	6.375%	3/1/2032	2,366	2,402
	Rio Tinto Finance USA plc	4.875%	3/14/2030	39,444	40,036
	Sherwin-Williams Co.	4.550%	3/1/2028	16,065	16,111
	Sherwin-Williams Co.	4.300%	8/15/2028	34,760	34,669
	Sherwin-Williams Co.	2.300%	5/15/2030	18,689	17,131
	Smurfit Kappa Treasury ULC	5.200%	1/15/2030	31,845	32,464
[4]	SNF Group SACA	5.626%	3/31/2031	4,270	4,324
	Steel Dynamics Inc.	4.000%	12/15/2028	93,630	92,661
	Suzano Austria GmbH	6.000%	1/15/2029	16,994	17,400
	Vale Canada Ltd.	7.200%	9/15/2032	15,402	16,961
	Vulcan Materials Co.	4.950%	12/1/2029	10,108	10,270
	WestRock MWV LLC	8.200%	1/15/2030	17,285	19,343
[4]	WR Grace Holdings LLC	5.625%	8/15/2029	1,615	1,541
	WRKCo Inc.	4.000%	3/15/2028	6,826	6,778
					1,094,359
Real Estate (2.8%)
	Alexandria Real Estate Equities Inc.	4.500%	7/30/2029	1,596	1,583
	Alexandria Real Estate Equities Inc.	2.750%	12/15/2029	26,412	24,606
	American Homes 4 Rent LP	4.250%	2/15/2028	9,528	9,470
	American Homes 4 Rent LP	4.900%	2/15/2029	2,940	2,958
	American Homes 4 Rent LP	4.950%	6/15/2030	13,265	13,338
	American Tower Corp.	3.550%	7/15/2027	10,436	10,335
	American Tower Corp.	3.600%	1/15/2028	6,597	6,504
	American Tower Corp.	5.800%	11/15/2028	12,319	12,689
	American Tower Corp.	3.950%	3/15/2029	28,619	28,181
	American Tower Corp.	2.900%	1/15/2030	22,840	21,498
[9]	Aroundtown SA	3.500%	5/13/2030	16,200	18,570
	AvalonBay Communities Inc.	2.300%	3/1/2030	6,453	5,958
	AvalonBay Communities Inc.	4.350%	12/1/2030	21,950	21,758
[10]	Blackstone Property Partners Europe Holdings Sarl	2.625%	10/20/2028	1,899	2,413
	Boston Properties LP	6.750%	12/1/2027	16,513	17,046

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Boston Properties LP	4.500%	12/1/2028	6,594	6,577
	Boston Properties LP	3.400%	6/21/2029	6,076	5,838
	Brandywine Operating Partnership LP	8.875%	4/12/2029	4,745	4,969
	Brandywine Operating Partnership LP	6.125%	1/15/2031	485	451
	Brixmor Operating Partnership LP	2.250%	4/1/2028	5,511	5,291
	Brixmor Operating Partnership LP	4.125%	5/15/2029	21,799	21,537
	Camden Property Trust	3.150%	7/1/2029	9,542	9,160
	COPT Defense Properties LP	2.000%	1/15/2029	17,204	16,088
	COPT Defense Properties LP	4.500%	10/15/2030	16,744	16,545
	Crown Castle Inc.	3.650%	9/1/2027	1,131	1,119
	Crown Castle Inc.	5.000%	1/11/2028	41,660	41,969
	Crown Castle Inc.	3.800%	2/15/2028	8,230	8,117
	Crown Castle Inc.	4.900%	9/1/2029	7,099	7,131
	Crown Castle Inc.	3.100%	11/15/2029	15,739	14,892
	Crown Castle Inc.	3.300%	7/1/2030	3,462	3,260
	CubeSmart LP	2.250%	12/15/2028	37,263	35,213
	CubeSmart LP	4.375%	2/15/2029	19,874	19,754
[9]	Deutsche EuroShop AG	4.500%	10/15/2030	5,600	6,563
	Digital Realty Trust LP	5.550%	1/15/2028	68,768	69,954
	Digital Realty Trust LP	4.450%	7/15/2028	4,220	4,213
	Digital Realty Trust LP	3.600%	7/1/2029	62,668	60,972
	DOC DR LLC	3.950%	1/15/2028	6,103	6,043
[9]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	4.875%	8/21/2030	10,500	12,471
	Equinix Asia Financing Corp Pte Ltd.	4.400%	3/15/2031	37,789	37,101
	Equinix Europe 2 Financing Corp. LLC	4.600%	11/15/2030	109,710	108,947
	Equinix Inc.	1.800%	7/15/2027	13,811	13,397
	Equinix Inc.	2.000%	5/15/2028	9,113	8,691
	Equinix Inc.	3.200%	11/18/2029	20,162	19,228
	Equinix Inc.	2.150%	7/15/2030	11,213	10,107
	ERP Operating LP	3.000%	7/1/2029	3,505	3,361
	ERP Operating LP	2.500%	2/15/2030	6,801	6,327
	Essex Portfolio LP	3.625%	5/1/2027	9,151	9,085
	Essex Portfolio LP	1.700%	3/1/2028	8,315	7,903
	Essex Portfolio LP	3.000%	1/15/2030	9,094	8,591
	Extra Space Storage LP	5.700%	4/1/2028	45,758	46,703
	Extra Space Storage LP	4.000%	6/15/2029	5,801	5,706
	Extra Space Storage LP	5.500%	7/1/2030	25,327	25,988
	Extra Space Storage LP	5.900%	1/15/2031	14,320	14,913
	Federal Realty OP LP	3.250%	7/15/2027	9,186	9,057
	Federal Realty OP LP	3.200%	6/15/2029	9,862	9,462
	Federal Realty OP LP	3.500%	6/1/2030	3,052	2,921
[12]	GAIF Bond Issuer Pty Ltd.	1.900%	12/14/2028	14,360	9,410
	Healthcare Realty Holdings LP	3.750%	7/1/2027	18,325	18,169
	Healthcare Realty Holdings LP	3.100%	2/15/2030	13,605	12,809
	Healthpeak OP LLC	2.125%	12/1/2028	4,450	4,198
	Healthpeak OP LLC	3.500%	7/15/2029	9,485	9,165
	Healthpeak OP LLC	3.000%	1/15/2030	13,555	12,771
	Highwoods Realty LP	4.125%	3/15/2028	9,517	9,386
	Highwoods Realty LP	4.200%	4/15/2029	23,397	22,832
	Highwoods Realty LP	3.050%	2/15/2030	19,834	18,369
	Host Hotels & Resorts LP	4.250%	12/15/2028	4,685	4,636
	Host Hotels & Resorts LP	3.375%	12/15/2029	2,965	2,823
	Host Hotels & Resorts LP	3.500%	9/15/2030	19,743	18,650
	Hudson Pacific Properties LP	3.950%	11/1/2027	1,175	1,136
	Hudson Pacific Properties LP	5.950%	2/15/2028	2,153	2,101
[9]	ICADE	1.000%	1/19/2030	3,000	3,176
	Invitation Homes Operating Partnership LP	2.300%	11/15/2028	6,396	6,046
[9]	IWG US Finance LLC	6.500%	6/28/2030	1,381	1,740
	Kilroy Realty LP	4.750%	12/15/2028	32,127	31,864
	Kilroy Realty LP	4.250%	8/15/2029	6,913	6,693
	Kilroy Realty LP	3.050%	2/15/2030	14,285	13,124
	Kimco Realty OP LLC	2.700%	10/1/2030	10,817	10,070
	Mid-America Apartments LP	3.950%	3/15/2029	16,865	16,658
	Mid-America Apartments LP	2.750%	3/15/2030	4,589	4,297
	MPT Operating Partnership LP / MPT Finance Corp.	3.500%	3/15/2031	2,810	2,019
[4,9]	MPT Operating Partnership LP / MPT Finance Corp.	7.000%	2/15/2032	1,700	2,010
[4]	MPT Operating Partnership LP / MPT Finance Corp.	8.500%	2/15/2032	391	406
	NNN REIT Inc.	4.300%	10/15/2028	1,416	1,410
	NNN REIT Inc.	2.500%	4/15/2030	17,478	16,153
	Omega Healthcare Investors Inc.	4.750%	1/15/2028	9,262	9,266

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Omega Healthcare Investors Inc.	3.625%	10/1/2029	35,118	33,791
	Omega Healthcare Investors Inc.	5.200%	7/1/2030	9,548	9,618
	Piedmont Operating Partnership LP	6.875%	7/15/2029	14,362	15,059
[9]	Praemia Healthcare SACA	0.875%	11/4/2029	3,000	3,178
	Prologis LP	3.875%	9/15/2028	299	296
	Prologis LP	4.250%	6/15/2031	19,110	18,801
[9]	Public Property Invest A/S	4.625%	3/12/2030	16,092	19,217
[9]	Public Property Invest A/S	3.875%	10/16/2031	1,990	2,275
	Realty Income Corp.	4.750%	2/15/2029	27,374	27,627
	Realty Income Corp.	4.000%	7/15/2029	9,132	9,012
	Realty Income Corp.	3.400%	1/15/2030	3,115	2,993
	Rexford Industrial Realty LP	5.000%	6/15/2028	10,363	10,474
	Sabra Health Care LP	3.900%	10/15/2029	23,782	23,093
	SBA Communications Corp.	3.875%	2/15/2027	5,925	5,889
[12]	Scentre Group Trust 1 / Scentre Group Trust 2	6.500%	5/1/2031	9,500	7,029
[4]	Service Properties Trust	0.000%	9/30/2027	4,135	3,802
	Service Properties Trust	3.950%	1/15/2028	2,005	1,945
	Simon Property Group LP	4.300%	1/15/2031	23,680	23,337
	Store Capital LLC	4.500%	3/15/2028	4,764	4,741
	Sun Communities Operating LP	2.300%	11/1/2028	2,328	2,205
	UDR Inc.	3.200%	1/15/2030	4,445	4,243
	Ventas Realty LP	4.400%	1/15/2029	4,010	3,988
	Ventas Realty LP	3.000%	1/15/2030	4,201	3,965
[9]	VGP NV	1.500%	4/8/2029	2,000	2,208
	Welltower OP LLC	2.050%	1/15/2029	32,472	30,547
	Welltower OP LLC	4.125%	3/15/2029	14,964	14,866
	Welltower OP LLC	3.100%	1/15/2030	32,828	31,274
	Welltower OP LLC	4.500%	7/1/2030	31,850	31,853
	Weyerhaeuser Co.	6.950%	10/1/2027	3,417	3,529
[4]	XHR LP	4.875%	6/1/2029	495	486
					1,545,250
Technology (6.1%)
	Accenture Capital Inc.	4.050%	10/4/2029	28,163	27,939
	Applied Materials Inc.	4.800%	6/15/2029	13,955	14,191
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/2028	7,932	7,844
	Broadcom Inc.	5.050%	7/12/2027	27,006	27,298
	Broadcom Inc.	1.950%	2/15/2028	17,440	16,771
	Broadcom Inc.	4.750%	4/15/2029	21,786	22,024
	Broadcom Inc.	5.050%	7/12/2029	68,468	69,784
	Broadcom Inc.	4.350%	2/15/2030	64,251	64,003
	Broadcom Inc.	5.000%	4/15/2030	34,733	35,349
	Broadcom Inc.	4.200%	10/15/2030	20,690	20,445
	Broadcom Inc.	4.300%	1/15/2031	35,920	35,629
	Cadence Design Systems Inc.	4.300%	9/10/2029	15,703	15,644
[4,14]	Central Parent Inc. / CDK Global Inc.	7.250%	6/15/2029	2,697	1,416
[4,14]	Central Parent LLC / CDK Global II LLC / CDK Financing Co. Inc.	8.000%	6/15/2029	357	191
[4]	Cloud Software Group Inc.	6.500%	3/31/2029	5,748	5,597
[4]	Cloud Software Group Inc.	9.000%	9/30/2029	2,990	2,935
	Concentrix Corp.	6.500%	3/1/2029	47,490	46,343
	Cotiviti Corp.	7.625%	5/1/2031	6,605	6,247
	Crowdstrike Holdings Inc.	3.000%	2/15/2029	2,835	2,702
	Dell International LLC / EMC Corp.	6.100%	7/15/2027	6,455	6,571
	Dell International LLC / EMC Corp.	5.250%	2/1/2028	73,717	74,740
	Dell International LLC / EMC Corp.	4.750%	4/1/2028	34,120	34,323
	Dell International LLC / EMC Corp.	4.150%	2/15/2029	38,023	37,745
	Dell International LLC / EMC Corp.	5.300%	10/1/2029	57,754	58,996
	Dell International LLC / EMC Corp.	4.350%	2/1/2030	46,115	45,655
	Dell International LLC / EMC Corp.	5.000%	4/1/2030	51,506	52,173
	Dell International LLC / EMC Corp.	4.500%	2/15/2031	57,061	56,447
[9]	DXC Capital Funding DAC	0.450%	9/15/2027	5,000	5,635
	DXC Technology Co.	2.375%	9/15/2028	19,963	18,745
[4]	Ellucian Holdings Inc.	6.500%	12/1/2029	1,529	1,506
[4]	Foundry JV Holdco LLC	5.900%	1/25/2030	14,340	14,871
[4]	Foundry JV Holdco LLC	5.500%	1/25/2031	115,529	118,625
[4]	Foundry JV Holdco LLC	6.150%	1/25/2032	87,226	91,815
	Hewlett Packard Enterprise Co.	4.050%	9/15/2027	78,454	78,137
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	38,099	38,066
	Hewlett Packard Enterprise Co.	4.150%	9/15/2028	55,230	54,766
	Hewlett Packard Enterprise Co.	4.550%	10/15/2029	101,021	100,622

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hewlett Packard Enterprise Co.	4.400%	10/15/2030	41,309	40,589
	HP Inc.	3.000%	6/17/2027	9,331	9,183
	HP Inc.	4.750%	1/15/2028	683	686
[4]	Ingram Micro Inc.	4.750%	5/15/2029	5,435	5,339
	Intel Corp.	3.750%	8/5/2027	93,435	92,654
	Intel Corp.	4.875%	2/10/2028	60,945	61,347
	Intel Corp.	2.450%	11/15/2029	132,660	123,496
	Intel Corp.	5.125%	2/10/2030	64,170	65,209
	Intel Corp.	3.900%	3/25/2030	30,902	30,039
	Intel Corp.	4.650%	6/1/2031	74,364	74,068
	International Business Machines Corp.	4.000%	2/3/2029	28,571	28,258
	International Business Machines Corp.	3.500%	5/15/2029	18,272	17,766
	International Business Machines Corp.	4.300%	2/3/2031	31,986	31,551
	Jabil Inc.	4.200%	2/1/2029	19,200	18,972
[4]	Kioxia Holdings Corp.	6.250%	7/24/2030	1,000	1,030
	Leidos Inc.	4.100%	3/15/2029	50,255	49,641
	Leidos Inc.	4.375%	5/15/2030	4,780	4,707
	Microchip Technology Inc.	4.900%	3/15/2028	50,420	50,730
	Microchip Technology Inc.	5.050%	2/15/2030	39,595	39,979
	Motorola Solutions Inc.	4.850%	8/15/2030	47,700	48,099
	NXP BV / NXP Funding LLC	5.550%	12/1/2028	741	757
	NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	8/19/2028	23,468	23,387
	NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/2029	12,781	12,676
	NXP BV / NXP Funding LLC / NXP USA Inc.	3.400%	5/1/2030	20,855	19,931
	Oracle Corp.	3.250%	11/15/2027	18,509	18,108
	Oracle Corp.	2.300%	3/25/2028	13,716	13,097
	Oracle Corp.	4.500%	5/6/2028	31,749	31,598
	Oracle Corp.	4.800%	8/3/2028	67,804	67,708
	Oracle Corp.	4.550%	2/4/2029	97,752	96,524
	Oracle Corp.	4.200%	9/27/2029	154,824	150,337
	Oracle Corp.	4.450%	9/26/2030	54,055	52,124
	Oracle Corp.	4.950%	2/4/2031	113,837	111,388
[4]	Rocket Software Inc.	9.000%	11/28/2028	5,015	4,983
	Roper Technologies Inc.	4.250%	9/15/2028	20,413	20,265
	Roper Technologies Inc.	4.450%	9/15/2030	27,250	26,841
	Salesforce Inc.	4.500%	3/15/2028	150,000	150,165
	Salesforce Inc.	4.650%	3/15/2029	150,000	150,264
	Skyworks Solutions Inc.	1.800%	6/1/2026	43,925	43,821
[4]	SS&C Technologies Inc.	5.500%	9/30/2027	9,270	9,269
[4]	SS&C Technologies Inc.	6.500%	6/1/2032	1,020	1,032
	Synopsys Inc.	4.650%	4/1/2028	26,770	26,936
	Synopsys Inc.	4.850%	4/1/2030	64,230	64,761
	Teledyne Technologies Inc.	2.250%	4/1/2028	17,091	16,417
[9]	Teleperformance SE	3.750%	6/24/2029	1,100	1,276
[9]	Teleperformance SE	4.250%	1/21/2030	3,300	3,874
[4]	UKG Inc.	6.875%	2/1/2031	6,760	6,576
	VMware LLC	1.800%	8/15/2028	60,692	57,343
	VMware LLC	4.700%	5/15/2030	37,251	37,442
					3,324,033
Utilities (6.2%)
	AEP Texas Inc.	5.450%	5/15/2029	25,785	26,430
	AES Corp.	5.450%	6/1/2028	14,173	14,311
	AES Corp.	2.450%	1/15/2031	9,640	8,585
	Alabama Power Co.	4.300%	3/15/2031	47,720	47,239
[4]	Alliant Energy Finance LLC	5.400%	6/6/2027	13,470	13,564
	Ameren Corp.	1.750%	3/15/2028	13,726	13,068
	Ameren Corp.	5.000%	1/15/2029	133,126	135,012
	American Electric Power Co. Inc.	5.750%	11/1/2027	16,374	16,660
	American Electric Power Co. Inc.	5.200%	1/15/2029	27,222	27,730
	American Electric Power Co. Inc.	5.800%	3/15/2056	19,080	19,018
	Arizona Public Service Co.	2.600%	8/15/2029	15,346	14,422
[12]	AusNet Services Holdings Pty Ltd.	4.400%	8/16/2027	11,590	8,241
[12]	AusNet Services Holdings Pty Ltd.	4.200%	8/21/2028	16,880	11,811
[12]	AusNet Services Holdings Pty Ltd.	6.187%	2/12/2055	9,550	6,782
[4]	California Buyer Ltd. / Atlantica Sustainable Infrastructure plc	6.375%	2/15/2032	1,455	1,448
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/2028	19,364	19,738
	CenterPoint Energy Inc.	5.400%	6/1/2029	59,381	60,897
	CenterPoint Energy Inc.	2.950%	3/1/2030	9,423	8,855
[4]	Clearway Energy Operating LLC	4.750%	3/15/2028	5,720	5,681

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comision Federal de Electricidad	5.700%	1/24/2030	34,634	34,867
	Constellation Energy Generation LLC	3.900%	1/8/2028	22,990	22,819
	Constellation Energy Generation LLC	4.400%	1/15/2031	20,870	20,662
	Consumers Energy Co.	4.600%	5/30/2029	26,094	26,258
	Consumers Energy Co.	4.500%	1/15/2031	19,050	19,012
	Dominion Energy Inc.	4.600%	5/15/2028	55,280	55,466
	Dominion Energy Inc.	4.250%	6/1/2028	1,489	1,484
	Dominion Energy Inc.	3.375%	4/1/2030	35,178	33,620
	Dominion Energy Inc.	5.000%	6/15/2030	35,970	36,491
	Dominion Energy Inc.	6.000%	2/15/2056	49,520	49,570
	DTE Electric Co.	2.250%	3/1/2030	13,434	12,430
	DTE Energy Co.	4.950%	7/1/2027	35,413	35,636
	DTE Energy Co.	4.875%	6/1/2028	52,317	52,735
	DTE Energy Co.	5.100%	3/1/2029	47,124	47,879
	DTE Energy Co.	3.400%	6/15/2029	21,648	20,929
	DTE Energy Co.	2.950%	3/1/2030	16,985	16,010
	DTE Energy Co.	5.200%	4/1/2030	28,105	28,646
	Duke Energy Carolinas LLC	6.000%	12/1/2028	184	191
	Duke Energy Corp.	5.000%	12/8/2027	18,310	18,502
	Duke Energy Corp.	4.300%	3/15/2028	16,641	16,615
	Duke Energy Corp.	3.400%	6/15/2029	12,786	12,399
	Duke Energy Corp.	2.450%	6/1/2030	29,406	27,114
[8]	Edison International	5.000%	5/5/2028	11,940	11,943
[4]	Electricite de France SA	5.700%	5/23/2028	7,765	7,939
[4]	Electricite de France SA	4.500%	9/21/2028	15,235	15,218
[4]	ENEL Finance International NV	4.125%	9/30/2028	21,890	21,674
	Entergy Corp.	1.900%	6/15/2028	10,033	9,529
	Entergy Corp.	2.800%	6/15/2030	37,099	34,567
[15]	Eskom Holdings	4.314%	7/23/2027	30,575	30,182
	Essential Utilities Inc.	4.800%	8/15/2027	18,249	18,314
	Evergy Inc.	4.250%	3/15/2029	20,620	20,456
	Eversource Energy	4.600%	7/1/2027	22,971	22,997
	Eversource Energy	5.450%	3/1/2028	38,897	39,488
	Exelon Corp.	5.150%	3/15/2028	63,836	64,589
	Exelon Corp.	5.150%	3/15/2029	22,838	23,259
	Exelon Corp.	4.050%	4/15/2030	53,023	51,924
	FirstEnergy Corp.	3.900%	7/15/2027	3,792	3,767
	FirstEnergy Corp.	2.650%	3/1/2030	41,084	38,137
	FirstEnergy Corp.	2.250%	9/1/2030	17,416	15,704
[4]	FirstEnergy Pennsylvania Electric Co.	5.200%	4/1/2028	13,726	13,905
[4]	FirstEnergy Pennsylvania Electric Co.	4.300%	1/15/2029	22,021	21,937
[4]	FirstEnergy Pennsylvania Electric Co.	4.550%	3/15/2031	25,810	25,665
[4]	FirstEnergy Transmission LLC	2.866%	9/15/2028	52,930	50,890
	FirstEnergy Transmission LLC	4.550%	1/15/2030	13,435	13,414
[9]	Iberdrola Finanzas SA	1.575%	Perpetual	4,800	5,459
[9]	Iberdrola International BV	1.450%	Perpetual	9,300	10,755
[4]	ITC Holdings Corp.	4.950%	9/22/2027	14,027	14,089
	ITC Holdings Corp.	3.350%	11/15/2027	23,036	22,677
[4]	Jersey Central Power & Light Co.	4.150%	1/15/2029	34,129	33,837
[4]	Jersey Central Power & Light Co.	4.400%	1/15/2031	29,930	29,543
[4]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/2028	9,160	9,107
	National Fuel Gas Co.	5.500%	3/15/2030	30,160	30,786
	National Grid plc	5.602%	6/12/2028	25,656	26,222
[12]	Network Finance Co. Pty Ltd.	2.579%	10/3/2028	32,030	21,527
	Nevada Power Co.	6.250%	5/15/2055	3,503	3,525
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/2027	25,226	25,325
	NextEra Energy Capital Holdings Inc.	4.685%	9/1/2027	37,270	37,443
	NextEra Energy Capital Holdings Inc.	4.850%	2/4/2028	21,087	21,264
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/2030	26,205	23,906
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/2055	20,199	20,635
	NiSource Inc.	5.250%	3/30/2028	35,583	36,113
	NiSource Inc.	5.200%	7/1/2029	63,576	64,824
	NiSource Inc.	3.600%	5/1/2030	5,236	5,052
[4]	NRG Energy Inc.	5.750%	7/15/2029	2,720	2,718
	OGE Energy Corp.	5.450%	5/15/2029	12,112	12,395
[4]	Ohio Edison Co.	4.950%	12/15/2029	47,620	48,127
	Oklahoma Gas & Electric Co.	3.300%	3/15/2030	6,853	6,540
	Oklahoma Gas & Electric Co.	3.250%	4/1/2030	7,083	6,763
	Oncor Electric Delivery Co. LLC	4.300%	5/15/2028	41,014	41,016
	Oncor Electric Delivery Co. LLC	4.650%	11/1/2029	18,225	18,367

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pacific Gas & Electric Co.	2.100%	8/1/2027	12,357	12,004
	Pacific Gas & Electric Co.	6.100%	1/15/2029	26,770	27,666
	Pacific Gas & Electric Co.	5.550%	5/15/2029	63,575	65,026
[4]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/2028	6,646	6,539
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/2027	23,436	23,293
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.450%	5/21/2028	10,285	10,407
	PG&E Recovery Funding LLC	5.045%	7/15/2032	16,913	17,052
	Pinnacle West Capital Corp.	4.900%	5/15/2028	5,860	5,910
	Pinnacle West Capital Corp.	5.150%	5/15/2030	14,320	14,549
	PPL Capital Funding Inc.	4.125%	4/15/2030	29,537	29,019
[4]	PSEG Power LLC	5.200%	5/15/2030	32,240	32,731
	Public Service Co. of Colorado	4.150%	3/13/2029	24,800	24,667
	Public Service Electric & Gas Co.	2.450%	1/15/2030	9,920	9,248
	Public Service Electric & Gas Co.	4.200%	1/1/2031	33,080	32,687
	Public Service Enterprise Group Inc.	5.850%	11/15/2027	56,456	57,645
	Public Service Enterprise Group Inc.	5.875%	10/15/2028	54,824	56,499
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	34,266	34,873
	Public Service Enterprise Group Inc.	4.900%	3/15/2030	27,289	27,557
	Public Service Enterprise Group Inc.	1.600%	8/15/2030	68,862	60,707
[4]	Rayburn Country Securitization LLC	2.307%	12/1/2030	6,232	5,931
	Sempra	6.625%	4/1/2055	12,236	12,297
	Southern California Edison Co.	5.300%	3/1/2028	19,895	20,133
	Southern California Edison Co.	5.650%	10/1/2028	20,171	20,613
	Southern Co Gas Capital Corp.	4.050%	9/15/2028	20,135	19,959
	Southern Co.	5.113%	8/1/2027	46,580	46,955
	Southern Co.	1.750%	3/15/2028	884	843
	Southern Co.	4.850%	6/15/2028	45,741	46,126
	Southern Co.	3.700%	4/30/2030	14,622	14,167
[9]	Southern Co.	1.875%	9/15/2081	8,705	9,910
	Southern Power Co.	4.250%	10/1/2030	24,950	24,655
	Southwestern Electric Power Co.	4.100%	9/15/2028	10,036	9,948
[10]	SW Finance I plc	1.625%	3/30/2027	8,443	11,078
[10]	SW Finance I plc	2.375%	5/28/2028	8,600	10,917
[10]	SW Finance I plc	7.750%	10/31/2031	14,700	20,845
[4]	Talen Energy Supply LLC	6.125%	5/1/2031	1,625	1,628
	Tampa Electric Co.	4.900%	3/1/2029	27,175	27,529
	Union Electric Co.	2.950%	3/15/2030	12,430	11,755
[9]	Veolia Environnement SA	1.625%	Perpetual	1,700	1,977
[12]	Victoria Power Networks Finance Pty Ltd.	2.132%	4/21/2028	13,800	9,323
[4]	Vistra Operations Co. LLC	4.300%	10/15/2028	15,840	15,664
[4]	Vistra Operations Co. LLC	4.550%	10/30/2028	38,183	38,118
[4]	Vistra Operations Co. LLC	4.600%	10/15/2030	14,300	14,041
[4]	Vistra Operations Co. LLC	5.000%	4/30/2031	47,730	47,601
	WEC Energy Group Inc.	5.150%	10/1/2027	22,952	23,179
	WEC Energy Group Inc.	1.375%	10/15/2027	18,216	17,475
	WEC Energy Group Inc.	4.750%	1/15/2028	54,174	54,495
	Wisconsin Electric Power Co.	3.950%	3/1/2029	14,470	14,340
	Wisconsin Electric Power Co.	4.150%	10/15/2030	23,850	23,524
	Wisconsin Public Service Corp.	4.250%	1/15/2031	23,870	23,629
	Xcel Energy Inc.	4.000%	6/15/2028	27,459	27,254
	Xcel Energy Inc.	2.600%	12/1/2029	4,557	4,260
[4]	XPLR Infrastructure Operating Partners LP	4.500%	9/15/2027	3,752	3,724
[4]	XPLR Infrastructure Operating Partners LP	7.250%	1/15/2029	915	952
[4]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/2031	650	694
[10]	Yorkshire Water Finance plc	1.750%	11/26/2026	12,105	16,153
					3,382,111
Total Corporate Bonds (Cost $44,471,961)					44,723,223
Floating Rate Loan Interests (0.3%)
[6]	American Airlines Inc. Term Loan B, TSFR3M + 2.750%	6.425%	5/28/2032	1,107	1,101
[6]	American Airlines Inc. Term Loan, TSFR3M + 2.250%	5.925%	4/20/2028	1,610	1,594
[6]	Asurion LLC Term Loan B-13, TSFR1M + 4.250%	7.902%	9/19/2030	1,618	1,617
[6]	Asurion LLC Term Loan B-14, TSFR3M + 3.750%	7.413%	2/23/2033	1,877	1,845
[6]	Athenahealth Group Inc. Term Loan B, TSFR1M + 2.750%	6.402%	2/15/2029	2,569	2,558
[6]	Barnes Group Inc. Term Loan B, TSFR1M + 2.500%	6.152%	1/27/2032	3,480	3,481
[6]	Bausch & Lomb Corp. Term Loan, TSFR1M + 3.750%	7.402%	1/15/2031	11,299	11,348
[6]	Beach Acquisition Bidco LLC Term Loan B, TSFR3M + 3.250%	6.950%	9/12/2032	1,182	1,187
[6]	Belron Finance 2019 LLC Term Loan B, TSFR3M + 2.000%	5.660%	10/16/2031	4,247	4,267
[6,16]	Betclic Everest Group	—%	12/10/2031	240	241

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Boots Group Bidco Ltd. Term Loan, TSFR3M + 3.250%	6.924%	8/30/2032	698	702
[6]	Clarios Global LP Term Loan B, TSFR1M + 2.500%	6.152%	5/6/2030	2,424	2,433
[6]	Clarios Global LP Term Loan B, TSFR1M + 2.750%	6.402%	1/28/2032	11,612	11,662
[6]	Cotiviti Corp. Term Loan, TSFR1M + 2.750%	6.415%	3/26/2032	2,744	2,511
[6]	Dayforce Inc. Term Loan, TSFR3M + 3.000%	6.663%	2/4/2033	3,700	3,485
[6,9,16]	Electronic Arts Inc.	—%	3/24/2033	2,490	2,673
[6]	Endo Luxembourg Finance Co. I Sarl Term Loan, TSFR1M + 3.750%	7.402%	4/23/2031	7,995	7,895
[6]	First Student Bidco Inc. Term Loan B, TSFR3M + 2.250%	5.950%	8/15/2030	2,521	2,523
[6]	First Student Bidco Inc. Term Loan C, TSFR3M + 2.250%	5.950%	8/15/2030	461	462
[6]	Froneri Lux Finco Sarl Term Loan B-6, TSFR6M + 2.250%	5.877%	9/30/2032	758	752
[6]	Graham Packaging Co. Inc. Term Loan B, TSFR1M + 2.250%	5.902%	1/26/2033	385	384
[6]	Gryphon Acquire Newco LLC Term Loan B, TSFR3M + 3.000%	6.675%	9/13/2032	3,120	3,126
[6]	Hologic Inc. Term Loan B, TSFR3M + 2.250%	5.924%	4/7/2033	4,345	4,322
[6]	Lavender Dutch BorrowerCo BV Term Loan, TSFR3M + 3.250%	6.950%	12/30/2032	2,948	2,927
[6]	LifePoint Health Inc. Term Loan B-1, TSFR3M + 3.500%	7.177%	5/19/2031	3,792	3,772
[6,9,16]	LSF12 Pillar Investments Sarl	—%	4/30/2033	780	911
[6]	McAfee LLC Term Loan B, TSFR1M + 3.000%	6.652%	3/1/2029	3,983	3,498
[6]	Men's Wearhouse Inc. Term Loan B, TSFR3M + 5.750%	9.414%	1/28/2031	1,190	1,199
[6]	Nexstar Broadcasting Inc. Term Loan B-7, TSFR1M + 2.750%	6.402%	3/18/2033	2,770	2,767
[6]	Opal Bidco SAS Term Loan B-4, TSFR3M + 3.000%	6.700%	4/28/2032	8,425	8,457
[6]	Orion US Finco Inc. Term Loan, TSFR3M + 3.500%	7.169%	10/8/2032	4,415	4,408
[6]	Rocket Software Inc. Term Loan B, TSFR1M + 3.750%	7.402%	11/28/2028	1,211	1,153
[6]	Sazerac Co. Inc. Term Loan B, TSFR1M + 2.000%	5.660%	7/9/2032	5,931	5,924
[6]	Setanta Aircraft Leasing DAC Term Loan B, TSFR3M + 1.750%	5.450%	11/5/2028	12,941	13,007
[6]	TK Elevator Midco GmbH Term Loan B, TSFR3M + 2.750%	6.442%	4/30/2030	835	841
[6]	TK Elevator Midco GmbH Term Loan B, TSFR6M + 2.750%	6.377%	4/30/2030	3,194	3,221
[6]	TKO Worldwide Holdings LLC Term Loan, TSFR3M + 2.000%	5.664%	11/21/2031	708	710
[6]	TransDigm Inc. Term Loan J, TSFR1M + 2.500%	6.152%	2/28/2031	1,780	1,783
[6]	TransDigm Inc. Term Loan L, TSFR1M + 2.500%	6.152%	1/19/2032	289	290
[6]	TransDigm Inc. Term Loan M, TSFR1M + 2.500%	6.152%	8/19/2032	9,337	9,352
[6]	TransDigm Inc. Term Loan N, TSFR1M + 2.500%	6.152%	2/13/2033	395	395
[6]	Truist Insurance Holdings LLC Term Loan, TSFR3M + 4.750%	8.450%	5/6/2032	11,259	11,119
[6]	Versant Media Group Inc. Term Loan B, TSFR3M + 3.500%	7.200%	1/30/2031	480	481
Total Floating Rate Loan Interests (Cost $149,353)					148,384
Sovereign Bonds (3.4%)
	Baiterek National Investment Holding JSC	5.450%	5/8/2028	17,622	17,836
	Banque Ouest Africaine de Developpement	5.000%	7/27/2027	7,934	7,911
	Corp. Financiera de Desarrollo SA	2.400%	9/28/2027	21,943	21,304
	Dominican Republic	6.000%	7/19/2028	4,548	4,612
	Dominican Republic	5.500%	2/22/2029	10,912	10,926
	Dominican Republic	4.500%	1/30/2030	2,538	2,442
	Eagle Funding Luxco Sarl	5.500%	8/17/2030	221,674	223,382
	Fondo MIVIVIENDA SA	4.625%	4/12/2027	2,301	2,307
	Kingdom of Jordan	7.500%	1/13/2029	24,855	25,797
	Kingdom of Morocco	2.375%	12/15/2027	19,203	18,547
	Kingdom of Morocco	5.950%	3/8/2028	19,892	20,312
	Korea Electric Power Corp.	5.375%	7/31/2026	36,562	36,656
	Korea National Oil Corp.	4.125%	9/30/2027	29,148	29,062
	KSA Sukuk Ltd.	5.250%	6/4/2027	39,329	39,677
	KSA Sukuk Ltd.	4.303%	1/19/2029	4,752	4,718
	Magyar Export-Import Bank Zrt	6.125%	12/4/2027	17,902	18,285
	MFB Magyar Fejlesztesi Bank Zrt	6.500%	6/29/2028	9,100	9,410
	Perusahaan Penerbit SBSN Indonesia III	5.000%	5/25/2030	22,773	23,074
	Perusahaan Penerbit SBSN Indonesia III	4.500%	12/1/2030	23,835	23,685
	Republic of Argentina	1.000%	7/9/2029	49,089	43,769
[17]	Republic of Argentina, 1.750% coupon rate effective 7/9/2027	0.750%	7/9/2030	13,750	11,851
[9]	Republic of Chile	0.100%	1/26/2027	2,734	3,137
	Republic of Chile	2.750%	1/31/2027	23,729	23,463
	Republic of Chile	4.850%	1/22/2029	17,014	17,225
	Republic of Chile	4.350%	4/13/2031	5,042	4,978
	Republic of Hungary	6.125%	5/22/2028	73,027	75,177
	Republic of Hungary	2.125%	9/22/2031	28,880	25,075
[9]	Republic of Korea	0.000%	10/15/2026	8,299	9,623
[5]	Republic of Paraguay	4.950%	4/28/2031	7,047	7,077
	Republic of Peru	2.844%	6/20/2030	16,362	15,308
	Republic of Peru	2.783%	1/23/2031	83,863	77,130
	Republic of Poland	4.875%	2/12/2030	37,034	37,791
[9]	Republic of Serbia	3.125%	5/15/2027	17,319	20,265
[9]	Republic of Serbia	1.000%	9/23/2028	4,814	5,275

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Republic of Serbia	1.500%	6/26/2029	41,493	44,938
	Republic of Serbia	2.125%	12/1/2030	13,725	12,015
	Republic of South Africa	4.850%	9/30/2029	19,540	19,398
	Republic of Turkiye	5.950%	1/15/2031	23,872	23,422
	Republic of Turkiye	6.375%	5/22/2031	34,247	33,957
[9]	Republic of Uzbekistan	5.375%	5/29/2027	20,236	24,061
	Republic of Uzbekistan	7.850%	10/12/2028	29,189	30,982
	Republic of Uzbekistan	5.375%	2/20/2029	9,103	9,155
[4,9]	Republic of Uzbekistan	5.100%	2/25/2029	9,297	11,113
[9]	Republic of Uzbekistan	5.100%	2/25/2029	42,650	50,982
[17]	Republic of Zambia, 7.500% coupon rate effective 6/30/2031	5.750%	6/30/2033	8,193	8,074
[9]	Romania	3.624%	5/26/2030	10,504	11,923
[9]	Romania	1.750%	7/13/2030	9,549	10,001
[9]	Romania	5.375%	3/22/2031	14,323	17,099
	State of Israel	5.375%	3/12/2029	42,744	43,416
	State of Israel	2.500%	1/15/2030	21,246	19,616
	State of Israel	5.375%	2/19/2030	39,011	39,743
	State of Israel	4.500%	1/13/2031	29,526	29,053
	Sultanate of Oman	4.750%	6/15/2026	52,232	52,219
	Sultanate of Oman	6.000%	8/1/2029	9,550	9,936
[9]	United Mexican States	3.500%	9/19/2029	42,930	49,861
	United Mexican States	6.000%	5/13/2030	33,169	34,402
	United Mexican States	4.750%	3/22/2031	167,396	164,496
	United Mexican States	4.750%	4/27/2032	22,786	22,010
	United Mexican States	5.850%	7/2/2032	156,392	159,197
Total Sovereign Bonds (Cost $1,835,563)					1,848,156
Taxable Municipal Bonds (0.1%)
[18]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/2029	9,428	9,855
	New York Transportation Development Corp. Miscellaneous Revenue	4.248%	9/1/2035	2,230	2,202
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/2027	21,215	20,631
Total Taxable Municipal Bonds (Cost $33,071)					32,688

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[19]	Vanguard Market Liquidity Fund (Cost $125,246)	3.685%	1,252,583	125,246
Total Investments (99.1%) (Cost $54,089,214)				54,320,190
Other Assets and Liabilities—Net (0.9%)				517,047
Net Assets (100%)				54,837,237
Cost is in $000.
1	Securities with a value of $7,384 have been segregated as collateral for open forward currency contracts.
2	Securities with a value of $47,684 have been segregated as initial margin for open centrally cleared swap contracts.
3	Securities with a value of $22,150 have been segregated as initial margin for open futures contracts.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, the aggregate value was $7,258,653, representing 13.2% of net assets.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2026.
9	Face amount denominated in euro.
10	Face amount denominated in British pounds.
11	Payment-in-kind (PIK) security which may pay interest as additional principal.
12	Face amount denominated in Australian dollars.
13	Non-income-producing security—security in default.
14	Security value determined using significant unobservable inputs.
15	Guaranteed by the Republic of South Africa.
16	Represents an unsettled loan as of April 30, 2026. The coupon rate is not known until the settlement date.
17	Step bond.
18	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
19	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
ABS—Asset-Backed Security.
ARM—Adjustable Rate Mortgage.
CLO—Collateralized Loan Obligation.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2026	6,080	1,259,320	(1,993)
5-Year U.S. Treasury Note	June 2026	16,219	1,748,991	(2,033)
				(4,026)

Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)

Short Futures Contracts
10-Year Japanese Government Bond	June 2026	(93)	(76,786)	1,325
10-Year U.S. Treasury Note	June 2026	(1,137)	(125,745)	1,442
AUD 3-Year Treasury Bond	June 2026	(1,167)	(86,852)	430
Euro-Bobl	June 2026	(1,901)	(257,581)	4,839
Euro-Schatz	June 2026	(1,774)	(220,177)	1,702
Long Gilt	June 2026	(288)	(33,934)	1,952
Long U.S. Treasury Bond	June 2026	(7)	(790)	30
Ultra 10-Year U.S. Treasury Note	June 2026	(31)	(3,499)	99
				11,819
				7,793

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
JPMorgan Chase Bank, N.A.	6/17/2026	AUD	6,810	USD	4,812	87	—
Canadian Imperial Bank of Commerce	6/17/2026	AUD	5,661	USD	4,045	27	—
Wells Fargo Bank N.A.	6/17/2026	AUD	4,578	USD	3,280	12	—
State Street Bank & Trust Co.	6/17/2026	EUR	31,089	USD	36,038	533	—
Wells Fargo Bank N.A.	6/17/2026	EUR	9,518	USD	11,154	41	—
State Street Bank & Trust Co.	6/17/2026	EUR	5,445	USD	6,441	—	(35)
State Street Bank & Trust Co.	6/17/2026	GBP	10,115	USD	13,466	297	—
Royal Bank of Canada	6/17/2026	GBP	9,808	USD	12,931	413	—
Wells Fargo Bank N.A.	6/17/2026	GBP	2,207	USD	2,953	50	—
Canadian Imperial Bank of Commerce	6/17/2026	JPY	895,173	USD	5,722	20	—
Wells Fargo Bank N.A.	6/17/2026	JPY	223,762	USD	1,416	19	—
BNP Paribas	6/17/2026	USD	239,035	AUD	333,468	—	(828)
HSBC Bank plc	6/17/2026	USD	12,112	AUD	16,995	—	(113)
Toronto-Dominion Bank	6/17/2026	USD	5,822	AUD	8,234	—	(100)
JPMorgan Chase Bank, N.A.	6/17/2026	USD	5,121	AUD	7,140	—	(15)
State Street Bank & Trust Co.	6/17/2026	USD	3,624	AUD	5,046	—	(6)
State Street Bank & Trust Co.	6/17/2026	USD	253,161	EUR	217,477	—	(2,648)
Wells Fargo Bank N.A.	6/17/2026	USD	208,163	EUR	179,622	—	(3,120)
Toronto-Dominion Bank	6/17/2026	USD	159,109	EUR	136,638	—	(1,614)
UBS AG	6/17/2026	USD	90,561	EUR	77,989	—	(1,175)
HSBC Bank plc	6/17/2026	USD	86,001	EUR	73,948	—	(981)
JPMorgan Chase Bank, N.A.	6/17/2026	USD	18,172	EUR	15,517	—	(80)
Wells Fargo Bank N.A.	6/17/2026	USD	12,453	EUR	10,573	16	—
JPMorgan Chase Bank, N.A.	6/17/2026	USD	6,477	EUR	5,478	32	—
JPMorgan Chase Bank, N.A.	6/17/2026	USD	225,999	GBP	167,861	—	(2,394)
Royal Bank of Canada	6/17/2026	USD	30,764	GBP	22,810	—	(273)
State Street Bank & Trust Co.	6/17/2026	USD	12,091	GBP	9,046	—	(217)
						1,547	(13,599)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S46-V1	6/21/2031	USD	237,610	5.000	18,318	7,205
CDX-NA-IG-S46-V1	6/21/2031	USD	685,757	1.000	15,208	3,348
General Motors Co.	6/21/2031	USD	9,550	5.000	1,744	186
Republic of Chile	6/21/2031	USD	1,351	1.000	36	10
Republic of Indonesia	6/21/2031	USD	35,500	1.000	175	143
					35,481	10,892
1 Periodic premium received/(paid) quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At April 30, 2026, the counterparties had deposited in segregated accounts securities with a value of $1,126 in connection with open forward currency contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies depending on whether the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
D.	Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains(losses) are recognized.
The fund had no open swaption contracts at April 30, 2026.
E.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
G.	Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
H.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	3,746,579	—	3,746,579
Asset-Backed/Commercial Mortgage-Backed Securities	—	3,695,914	—	3,695,914
Corporate Bonds	—	44,721,615	1,608	44,723,223
Floating Rate Loan Interests	—	148,384	—	148,384
Sovereign Bonds	—	1,848,156	—	1,848,156
Taxable Municipal Bonds	—	32,688	—	32,688
Temporary Cash Investments	125,246	—	—	125,246
Total	125,246	54,193,336	1,608	54,320,190
Derivative Financial Instruments
Assets
Futures Contracts[1]	11,819	—	—	11,819
Forward Currency Contracts	—	1,547	—	1,547
Swap Contracts[1]	—	10,892	—	10,892
Total	11,819	12,439	—	24,258
Liabilities
Futures Contracts[1]	(4,026)	—	—	(4,026)
Forward Currency Contracts	—	(13,599)	—	(13,599)
Total	(4,026)	(13,599)	—	(17,625)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.